UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2016

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
CANADA— 59.7%
Basic Materials — 59.7%
Alamos Gold, Cl A	2,231,349	$20,840,800
AuRico Metals ^ * (A)	533,199	462,817
AuRico Metals *	1,341,975	1,162,863
Bear Creek Mining * (A)	1,227,844	2,937,674
Endeavour Silver * (A)	1,677,776	8,137,213
First Majestic Silver * (A)	1,679,518	29,158,612
Fortuna Silver Mines *	2,122,559	18,522,849
Great Panther Silver *	2,290,625	3,337,439
MAG Silver *	1,142,983	17,910,544
Pan American Silver	2,732,313	53,280,103
Primero Mining * (A)	2,677,840	6,098,834
Silver Standard Resources * (A)	1,333,956	18,595,347
Silver Wheaton	2,046,913	57,047,465
Silvercorp Metals * (A)	2,642,107	7,820,637
Tahoe Resources	2,934,829	45,618,637
TOTAL CANADA		290,931,834
MEXICO— 18.0%
Basic Materials — 18.0%
Fresnillo	2,410,005	61,787,616
Industrias Penoles	1,012,416	25,950,226
TOTAL MEXICO		87,737,842
PERU— 2.8%
Basic Materials — 2.8%
Hochschild Mining *	3,820,296	13,552,977
UNITED KINGDOM— 4.3%
Basic Materials — 4.3%
Polymetal International	1,405,321	20,766,912
UNITED STATES— 15.1%
Basic Materials — 15.1%
Coeur d'Alene Mines * (A)	2,062,901	31,603,643
Hecla Mining (A)	4,221,914	27,400,222
McEwen Mining (A)	3,298,644	14,645,980
TOTAL UNITED STATES		73,649,845
TOTAL COMMON STOCK
(Cost $326,148,974)		486,639,410

U.S. TREASURY OBLIGATION — 10.3%
United States Treasury Bill
0.450%, 08/25/16
(Cost $49,995,000)	$50,000,000	49,994,150

Schedule of Investments (Unaudited)	July 31, 2016

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B) — 7.2%
Barclays Bank
0.32%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $31,000,827 (collateralized by U.S. Treasury Obligations, ranging in par value $5-$3,507,010, 0.000%-8.750%, 08/15/16-08/15/42, with a total market value of $31,620,000)	$31,000,000	$31,000,000
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $3,955,786 (collateralized by U.S. Treasury Obligations, par value $3,726,473, 2.375%, 08/15/24 with a total market value of $3,986,883)	3,955,664	3,955,664
TOTAL REPURCHASE AGREEMENTS
(Cost $34,955,664)		34,955,664

TOTAL INVESTMENTS — 117.4%
(Cost $411,099,638)†		$571,589,224

Percentages are based on Net Assets of $487,031,550.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $33,109,328.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $34,955,664.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $411,099,638, and the unrealized appreciation and depreciation were $166,356,690 and $(5,867,104), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$486,639,410	$—	$—	$486,639,410
U.S. Treasury Obligation	—	49,994,150	—	49,994,150
Repurchase Agreements	—	34,955,664	—	34,955,664
Total Investments in Securities	$486,639,410	$84,949,814	$—	$571,589,224

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.5%
Basic Materials — 8.5%
Gold Road Resources *	5,542,806	$2,864,717
Gryphon Minerals * (A)	35,838,917	4,903,097
TOTAL AUSTRALIA		7,767,814
CANADA— 91.4%
Basic Materials — 91.4%
Asanko Gold *	983,624	4,299,419
Atac Resources *	5,010,501	3,611,726
Chesapeake Gold * (B)	1,027,032	4,134,748
Continental Gold *	711,209	2,105,185
Exeter Resource *	3,986,963	5,382,400
First Mining Finance * (B)	16,186,308	14,646,558
Goldcorp	267,953	4,793,789
Guyana Goldfields *	580,032	3,736,259
International Tower Hill Mines * (A) (B)	6,063,474	7,579,342
Lydian International, Cl A *	4,087,460	1,441,840
Novagold Resources *	603,952	4,203,506
OceanGold	1,418,444	5,134,048
Premier Gold Mines *	1,089,433	4,143,697
Pretium Resources * (B)	326,778	3,886,605
Roxgold *	699,060	911,316
Rubicon Minerals ^ *	1,168,976	63,125
Rubicon Minerals *	590,926	29,455
Sabina Gold & Silver * (B)	4,260,195	4,083,619
Seabridge Gold * (B)	324,584	4,297,492
Torex Gold Resources *	218,745	4,542,475
TOTAL CANADA		83,026,604
TOTAL COMMON STOCK
(Cost $57,770,365)		90,794,418

REPURCHASE AGREEMENTS (C) — 11.2%
Barclays Bank
0.32%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $8,000,213 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$1,264,321, 0.000%-8.750%, 08/15/16-08/15/42, with a total market value of $8,160,000)	$8,000,000	8,000,000
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $2,134,563 (collateralized by U.S. Treasury Obligations, par value $2,010,824, 2.375%, 08/15/24 with a total market value of $2,151,343)	2,134,497	2,134,497
TOTAL REPURCHASE AGREEMENTS
(Cost $10,134,497)		10,134,497

TOTAL INVESTMENTS — 111.1%
(Cost $67,904,862)†		$100,928,915

Schedule of Investments (Unaudited)	July 31, 2016

Global X Gold Explorers ETF

Percentages are based on Net Assets of $90,814,656.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $9,606,586.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $10,134,497.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $67,904,862, and the unrealized appreciation and depreciation were $35,934,069 and $(2,910,016), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,794,418	$—	$—	$90,794,418
Repurchase Agreements	—	10,134,497	—	10,134,497
Total Investments in Securities	$90,794,418	$10,134,497	$—	$100,928,915

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended July 31, 2016:

			Change in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	07/31/16	Income
Global X Gold Explorers ETF
Gryphon Minerals
$ 1,090,699	$1,171,851	$(252,361)	$3,212,559	$(319,651)	$4,903,097	$—
International Tower Hill Mines
$ 1,242,866	$1,462,494	$(247,941)	$5,552,958	$(431,035)	$7,579,342	$—
Totals:
$ 2,333,565	$2,634,345	$(500,302)	$8,765,517	$(750,686)	$12,482,439	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 10.0%
Basic Materials — 10.0%
Cudeco * (A)	670,647	$237,023
OZ Minerals	246,449	1,196,936
Sandfire Resources	245,986	1,071,293
TOTAL AUSTRALIA		2,505,252
CANADA— 48.1%
Basic Materials — 48.1%
Altius Minerals	120,445	979,964
Capstone Mining *	1,633,152	1,077,037
First Quantum Minerals (A)	182,891	1,583,405
HudBay Minerals, Cl B	306,564	1,530,410
Imperial Metals * (A)	226,203	1,333,922
Lundin Mining, Cl Common Subscription Receipt *	307,923	1,289,260
Nevsun Resources	308,312	1,021,363
Teck Resources, Cl B	120,220	1,918,468
Turquoise Hill Resources *	371,533	1,322,657
TOTAL CANADA		12,056,486
CHILE— 4.0%
Basic Materials — 4.0%
Antofagasta	151,743	1,008,356
HONG KONG— 6.7%
Basic Materials — 3.7%
Jiangxi Copper, Cl H	813,129	931,542
Financials — 3.0%
NetMind Financial Holdings *	73,452,600	757,248
TOTAL HONG KONG		1,688,790
MEXICO— 4.1%
Basic Materials — 4.1%
Grupo Mexico, Cl B	423,614	1,022,819
PERU— 3.8%
Basic Materials — 3.8%
Southern Copper	36,314	943,801
POLAND— 4.4%
Basic Materials — 4.4%
KGHM Polska Miedz	54,269	1,094,436
UNITED KINGDOM— 13.9%
Basic Materials — 13.9%
Glencore *	459,470	1,139,250
KAZ Minerals *	410,687	859,346
Vedanta Resources	193,277	1,471,685
TOTAL UNITED KINGDOM		3,470,281

Schedule of Investments (Unaudited)	July 31, 2016

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 4.8%
Basic Materials — 4.8%
Freeport-McMoRan Copper & Gold *	93,384	$1,210,257
TOTAL COMMON STOCK
(Cost $31,185,890)		25,000,478

REPURCHASE AGREEMENT (B) — 6.3%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $1,567,265 (collateralized by U.S. Treasury Obligations, par value $1,476,412, 2.375%, 08/15/24 with a total market value of $1,579,586) (Cost $1,567,217)	$1,567,217	1,567,217
TOTAL INVESTMENTS — 106.1%
(Cost $32,753,107)†		$26,567,695

Percentages are based on Net Assets of $25,046,981.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $1,477,207.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $1,567,217.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $32,753,107, and the unrealized appreciation and depreciation were $1,292,206 and $(7,477,618), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,000,478	$—	$—	$25,000,478
Repurchase Agreement	—	1,567,217	—	1,567,217
Total Investments in Securities	$25,000,478	$1,567,217	$—	$26,567,695

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2015	$377,503
Transfers out of Level 3	(237,023)
Transfers into Level 3	-
Net purchases	67,216
Net sales	(72,311)
Realized gain/(loss)	(30,277)
Change in unrealized appreciation/(depreciation)	(105,108)
Ending Balance as of July 31, 2016	$-

Schedule of Investments (Unaudited)	July 31, 2016

Global X Copper Miners ETF

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA— 15.7%
Basic Materials — 15.7%
Berkeley Resources *	7,349,250	$4,720,009
Energy Resources of Australia * (A)	8,652,804	2,236,037
Greenland Minerals & Energy *	33,074,694	779,293
Paladin Energy * (A)(B)	34,007,341	5,298,704
Peninsula Energy *	7,522,581	3,859,346
Silex Systems * (A)	6,282,851	1,408,711
TOTAL AUSTRALIA		18,302,100
CANADA— 62.9%
Basic Materials — 49.8%
Cameco	2,494,688	23,874,626
Denison Mines * (A)	14,640,551	7,858,890
Energy Fuels * (A)	1,559,765	3,468,670
Fission 3.0 *	7,514,542	460,997
Fission Uranium * (A)	11,809,663	6,610,984
Laramide Resources * (A)	4,081,031	704,138
Mega Uranium * (A) (C)	14,321,908	1,372,830
Uex * (A)	10,900,898	1,755,445
Uranium Participation *	3,812,860	11,724,680
		57,831,260
Financials — 13.1%
NexGen Energy * (A)	8,546,531	15,204,902
TOTAL CANADA		73,036,162
CHINA— 3.9%
Utilities — 3.9%
CGN Power, Cl H (D)	15,220,800	4,491,734
FRANCE— 2.7%
Utilities — 2.7%
Areva *	712,777	3,116,531
HONG KONG— 6.6%
Industrials — 6.6%
CGN Mining *	68,791,700	4,698,433
CNNC International *	8,911,100	3,008,664
TOTAL HONG KONG		7,707,097
UNITED STATES— 8.4%
Basic Materials — 8.4%
Centrus Energy, Cl A * (A)	355,206	1,118,899
Uranium Energy * (A)	4,789,672	4,598,564

Schedule of Investments (Unaudited)	July 31, 2016

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Ur-Energy * (A)	7,024,572	$4,000,494
TOTAL UNITED STATES		9,717,957
TOTAL COMMON STOCK
(Cost $219,071,568)		116,371,581

REPURCHASE AGREEMENTS (E) — 7.6%
Barclays Bank
0.32%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $6,000,160 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$787,515, 0.000%-8.750%, 08/15/16-08/15/42, with a total market value of $6,120,000)	$6,000,000	6,000,000
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $2,850,552 (collateralized by U.S. Treasury Obligations, par value $2,685,308, 2.375%, 08/15/24 with a total market value of $2,872,960)	2,850,464	2,850,464
TOTAL REPURCHASE AGREEMENTS
(Cost $8,850,464)		8,850,464

TOTAL INVESTMENTS — 107.8%
(Cost $227,922,032)†		$125,222,045

Percentages are based on Net Assets of $116,137,120.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $7,938,210.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $5,298,704 and represents 4.6% of Net Assets.
(C)	Affiliated investment.
(D)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $4,491,734 and represents 3.9% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $8,850,464.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $227,922,032, and the unrealized appreciation and depreciation were $13,224,514 and $(115,924,501), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$111,072,877	$5,298,704	$—	$116,371,581
Repurchase Agreements	—	8,850,464	—	8,850,464
Total Investments in Securities	$111,072,877	$14,149,168	$—	$125,222,045

Schedule of Investments (Unaudited)	July 31, 2016

Global X Uranium ETF

For the period ended July 31, 2016, there has been a transfer between Level 1 and Level 2 investments.

For the period ended July 31, 2016, the transfer between Level 1 and Level 2 in the amount of $5,298,704 was due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended July 31, 2016 there have been no transfers between Level 2 and or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended July 31, 2016 :

			Change in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	07/31/2016	Income
Global X Uranium ETF
Mega Uranium
$ 1,296,251	$42,262	$(490,005)	$2,218,451	$(1,694,129)	$1,372,830	$—
Totals:
$ 1,296,251	$42,262	$(490,005)	$2,218,451	$(1,694,129)	$1,372,830	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 11.6%
Basic Materials — 11.6%
Galaxy Resources * (A)	15,732,872	$5,620,164
Orocobre *	2,488,097	7,829,081
TOTAL AUSTRALIA		13,449,245
CANADA— 2.5%
Basic Materials — 2.5%
Lithium Americas * (A)	3,924,995	2,889,456
CHILE— 10.4%
Basic Materials — 10.4%
Sociedad Quimica y Minera de Chile ADR	488,235	12,098,463
CHINA— 3.9%
Consumer Goods — 3.9%
BYD, Cl H *	726,470	4,605,999
FRANCE— 5.4%
Industrials — 5.4%
Blue Solutions *	57,768	875,322
Saft Groupe *	132,322	5,402,377
TOTAL FRANCE		6,277,699
HONG KONG— 3.9%
Consumer Goods — 3.0%
FDG Electric Vehicles *	64,276,700	3,478,916
Industrials — 0.9%
Coslight Technology International Group *	2,438,173	1,083,989
TOTAL HONG KONG		4,562,905
JAPAN— 7.3%
Consumer Goods — 3.5%
Panasonic *	412,420	4,068,465
Industrials — 3.8%
GS Yuasa	1,063,194	4,388,262
TOTAL JAPAN		8,456,727
SOUTH KOREA— 8.8%
Basic Materials — 3.3%
LG Chemical	17,491	3,802,222
Industrials — 5.5%
Samsung SDI	47,495	4,473,260
Vitzrocell	179,925	1,959,633
		6,432,893
TOTAL SOUTH KOREA		10,235,115

Schedule of Investments (Unaudited)	July 31, 2016

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TAIWAN— 10.0%
Industrials — 10.0%
Advanced Lithium Electrochemistry Cayman *	2,137,829	$2,313,755
Changs Ascending Enterprise *	691,351	1,305,907
Dynapack International Technology	2,449,800	3,395,785
Simplo Technology	1,295,600	4,565,830
TOTAL TAIWAN		11,581,277
UNITED KINGDOM— 0.8%
Basic Materials — 0.8%
Bacanora Minerals *	775,858	914,222
UNITED STATES— 35.1%
Basic Materials — 26.0%
Albemarle	85,830	7,224,311
FMC	482,390	22,932,821
		30,157,132
Consumer Goods — 8.0%
Johnson Controls	102,931	4,726,591
Tesla Motors * (A)	19,725	4,631,233
		9,357,824
Industrials — 1.1%
China BAK Battery *	157,653	446,158
Ultralife *	180,354	784,540
		1,230,698
TOTAL UNITED STATES		40,745,654
TOTAL COMMON STOCK
(Cost $114,170,190)		115,816,762

REPURCHASE AGREEMENT (B) — 4.2%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $4,837,263 (collateralized by U.S. Treasury Obligations, par value $4,556,852, 2.375%, 08/15/24 with a total market value of $4,875,289) (Cost $4,837,114)	$4,837,114	4,837,114
TOTAL INVESTMENTS — 103.9%
(Cost $119,007,304)†		$120,653,876

Percentages are based on Net Assets of $116,077,473.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $4,705,257.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $4,837,114.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $119,007,304, and the unrealized appreciation and depreciation were $8,270,609 and $(6,624,037), respectively.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Lithium ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$115,816,762	$—	$—	$115,816,762
Repurchase Agreement	—	4,837,114	—	4,837,114
Total Investments in Securities	$115,816,762	$4,837,114	$—	$120,653,876

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 9.9%
Basic Materials — 9.9%
Incitec Pivot	172,391	$376,045
Nufarm	80,473	506,435
TOTAL AUSTRALIA		882,480
BELGIUM— 4.7%
Basic Materials — 4.7%
Tessenderlo Chemie *	12,343	419,738
CANADA— 4.9%
Basic Materials — 4.9%
Agrium	282	25,625
Potash Corp of Saskatchewan	26,365	411,294
TOTAL CANADA		436,919
CHILE— 5.6%
Basic Materials — 5.6%
Sociedad Quimica y Minera de Chile ADR	20,415	505,884
CHINA— 1.0%
Basic Materials — 1.0%
Sinofert Holdings	756,865	89,732
GERMANY— 4.2%
Basic Materials — 4.2%
K+S	17,832	372,593
HONG KONG— 1.8%
Basic Materials — 1.8%
China BlueChemical	794,001	158,596
ISRAEL— 7.6%
Basic Materials — 7.6%
Israel Chemicals	101,909	413,636
The Israel Corp	1,546	264,184
TOTAL ISRAEL		677,820
NETHERLANDS— 4.6%
Basic Materials — 4.6%
OCI *	27,289	416,849
NORWAY— 4.4%
Basic Materials — 4.4%
Yara International	12,052	392,485
POLAND— 4.2%
Basic Materials — 4.2%
Grupa Azoty	20,098	374,045

Schedule of Investments (Unaudited)	July 31, 2016

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 0.6%
Basic Materials — 0.6%
Namhae Chemical	7,149	$56,418
SWITZERLAND— 4.7%
Basic Materials — 4.7%
Syngenta	1,073	423,116
TAIWAN— 4.7%
Basic Materials — 4.7%
Taiwan Fertilizer	301,797	420,699
TURKEY— 1.1%
Basic Materials — 1.1%
Bagfas Bandirma Gubre Fabrik *	11,065	42,000
Gubre Fabrikalari	33,488	60,925
TOTAL TURKEY		102,925
UNITED KINGDOM— 7.8%
Basic Materials — 7.8%
PhosAgro PJSC GDR	28,590	394,542
Sirius Minerals *	847,700	301,070
TOTAL UNITED KINGDOM		695,612
UNITED STATES— 27.9%
Basic Materials — 27.9%
Agrium ^	4,547	412,686
CF Industries Holdings	14,775	364,647
Compass Minerals International	5,526	384,554
CVR Partners (A)	28,467	208,094
Mosaic	16,424	443,448
Scotts Miracle-Gro, Cl A	6,393	471,484
Terra Nitrogen (A)	1,970	211,834
TOTAL UNITED STATES		2,496,747
TOTAL COMMON STOCK
(Cost $13,486,721)		8,922,658
TOTAL INVESTMENTS — 99.7%
(Cost $13,486,721)†		$8,922,658

Percentages are based on Net Assets of $8,950,380.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	Security considered Master Limited Partnership. At July 31, 2016, these securities amounted to $419,928 or 4.69% of net assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $13,486,721, and the unrealized appreciation and depreciation were $472,201 and $(5,036,264), respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2016

Global X Fertilizers/Potash ETF

Cl — Class GDR — Global Depositary Receipt PJSC — Private Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,922,658	$—	$—	$8,922,658
Total Investments in Securities	$8,922,658	$—	$—	$8,922,658

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 17.8%
Consumer Services — 2.0%
Seven West Media	10,660,493	$8,386,114
Southern Cross Media Group	8,927,648	8,549,697
		16,935,811
Financials — 6.7%
ASX	229,072	8,653,096
Bank of Queensland	864,117	6,935,529
Bendigo and Adelaide Bank	1,123,739	8,669,112
Commonwealth Bank of Australia	127,670	7,505,719
IOOF Holdings (A)	1,257,066	8,637,134
National Australia Bank	382,549	7,716,691
Westpac Banking	320,914	7,583,200
		55,700,481
Industrials — 1.0%
Sydney Airport	1,480,993	8,509,772
Oil & Gas — 1.0%
APA Group	1,091,091	8,052,363
Real Estate Investment Trust — 3.9%
Abacus Property Group	3,262,417	7,860,349
Charter Hall Retail	2,266,488	8,285,937
Cromwell Property Group	9,805,754	8,235,432
Stockland	2,202,736	8,437,934
		32,819,652
Telecommunications — 1.0%
Telstra	1,830,252	8,026,567
Utilities — 2.2%
DUET Group	4,233,271	8,655,088
Spark Infrastructure Group	5,112,135	10,179,975
		18,835,063
TOTAL AUSTRALIA		148,879,709
CANADA— 4.3%
Consumer Services — 2.0%
Corus Entertainment (A)	864,479	8,551,650
Parkland Fuel (A)	453,449	8,056,756
		16,608,406
Oil & Gas — 1.3%
Veresen (A)	1,253,661	10,623,024
Real Estate Investment Trust — 1.0%
Dream Global (A)	1,149,776	8,014,619
TOTAL CANADA		35,246,049

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 3.9%
Basic Materials — 1.0%
UPM-Kymmene	403,080	$8,307,257
Health Care — 1.0%
Orion, Cl B	204,198	8,364,297
Telecommunications — 0.8%
Elisa	189,899	6,888,816
Utilities — 1.1%
Fortum	540,124	8,969,350
TOTAL FINLAND		32,529,720
FRANCE— 4.2%
Financials — 0.8%
Euler Hermes	82,653	6,838,687
Industrials — 0.6%
Bouygues	182,029	5,386,063
Oil & Gas — 0.9%
Total	155,140	7,418,268
Real Estate Investment Trust — 1.0%
Fonciere Des Regions	86,229	8,113,288
Utilities — 0.9%
Electricite de France	597,657	7,822,841
TOTAL FRANCE		35,579,147
GERMANY— 0.8%
Telecommunications — 0.8%
Freenet	239,199	6,677,778
GREECE— 1.2%
Industrials — 1.2%
Costamare	1,005,971	9,848,456
HONG KONG— 2.6%
Consumer Goods — 0.8%
Pacific Textiles Holdings	4,806,500	6,813,381
Industrials — 1.0%
Seaspan, Cl A (A)	551,563	8,273,445
Real Estate Investment Trust — 0.8%
China Evergrande Group	10,968,400	6,911,833
TOTAL HONG KONG		21,998,659
ISRAEL— 0.7%
Telecommunications — 0.7%
Bezeq The Israeli Telecommunication	3,120,576	6,173,360

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL— 0.9%
Utilities — 0.9%
Energias de Portugal	2,210,351	$7,583,290
SINGAPORE— 6.6%
Industrials — 1.9%
Hutchison Port Holdings Trust	15,516,484	7,370,330
Venture	1,261,561	8,359,685
		15,730,015
Real Estate Investment Trust — 3.7%
Ascendas	4,092,349	7,465,010
Mapletree Industrial Trust	6,251,100	8,424,161
Mapletree Logistics Trust	10,031,763	7,879,912
Suntec	6,018,585	7,483,462
		31,252,545
Telecommunications — 1.0%
StarHub	2,869,906	8,376,168
TOTAL SINGAPORE		55,358,728
SOUTH AFRICA— 1.1%
Real Estate Investment Trust — 1.1%
Redefine Properties	10,349,550	8,951,245
SWEDEN— 0.8%
Telecommunications — 0.8%
Telia	1,484,017	6,791,064
UNITED KINGDOM— 4.1%
Financials — 2.3%
Intermediate Capital Group	877,946	6,679,188
Phoenix Group Holdings	592,707	6,315,189
Standard Life	1,464,093	5,888,018
		18,882,395
Health Care — 1.0%
AstraZeneca	119,145	7,985,395
Utilities — 0.8%
SSE	347,863	7,001,783
TOTAL UNITED KINGDOM		33,869,573
UNITED STATES— 50.3%
Consumer Goods — 0.8%
Vector Group (A)	310,382	6,856,338
Financials — 2.6%
Artisan Partners Asset Management, Cl A	252,942	7,072,258
BGC Partners, Cl A	790,167	7,008,781

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
TPG Specialty Lending	456,198	$8,006,275
		22,087,314
Industrials — 3.6%
DHT Holdings	1,191,073	5,550,400
Nordic American Tankers (A)	522,996	6,432,851
RR Donnelley & Sons	515,564	9,238,907
Ship Finance International (A)	580,344	8,763,194
		29,985,352
Oil & Gas — 3.5%
SemGroup, Cl A	259,185	7,505,998
Targa Resources	310,117	11,554,959
Williams	443,180	10,623,025
		29,683,982
Real Estate Investment Trust — 36.0%
Altisource Residential	745,550	7,157,280
American Capital Agency	386,145	7,564,581
American Capital Mortgage Investment	529,912	8,669,360
Annaly Capital Management	1,256,411	13,795,393
Apollo Commercial Real Estate Finance (A)	431,922	7,018,733
Blackstone Mortgage Trust, Cl A	298,140	8,649,041
Capstead Mortgage	741,148	7,374,423
CBL & Associates Properties	671,181	8,248,814
Chimera Investment	571,406	9,588,193
Colony Capital	454,043	8,072,885
CYS Investments	935,511	8,372,823
Franklin Street Properties	752,667	9,649,191
Gaming and Leisure Properties	250,400	8,971,832
GEO Group	245,920	8,511,291
Government Properties Income Trust	506,165	12,077,097
Hospitality Properties Trust	290,846	9,280,896
Invesco Mortgage Capital	682,351	9,825,854
Investors Real Estate Trust	1,096,454	7,258,525
Lexington Realty Trust	882,679	9,594,721
Medical Properties Trust	629,263	9,879,429
MFA Financial	1,068,788	8,037,286
New Residential Investment	647,932	8,857,230
New York Mortgage Trust (A)	1,462,210	9,562,853
Omega Healthcare Investors (A)	226,562	7,816,389
PennyMac Mortgage Investment Trust	583,029	9,462,561
Redwood Trust	685,280	9,778,946
Sabra Health Care	382,767	9,151,959
Select Income	346,715	9,624,808
Senior Housing Properties Trust	473,598	10,518,612

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Starwood Property Trust	395,358	$8,618,804
Two Harbors Investment	937,919	8,206,791
United Development Funding IV (A)(B) (C)	344,809	739,271
VEREIT	894,288	9,890,825
WP Glimcher	906,343	11,492,429
		301,319,126
Telecommunications — 2.1%
Consolidated Communications Holdings	331,103	9,254,329
Frontier Communications (A)	1,549,044	8,055,029
		17,309,358
Utilities — 1.7%
ONEOK	326,402	14,619,546
TOTAL UNITED STATES		421,861,016
TOTAL COMMON STOCK
(Cost $825,406,891)		831,347,794

REPURCHASE AGREEMENTS — 6.6%
Barclays Bank
0.32%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $53,001,413 (collateralized by U.S. Treasury Obligations, ranging in par value $7-$6,974,579, 0.000%-8.750%, 08/15/16-08/15/42, with a total market value of $54,060,000)(D)	$53,000,000	53,000,000
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $1,921,674 (collateralized by U.S. Treasury Obligations, par value $1,810,277, 2.375%, 08/15/24 with a total market value of $1,936,781)(D)	1,921,615	1,921,615
TOTAL REPURCHASE AGREEMENTS
(Cost $54,921,615)		54,921,615
TOTAL INVESTMENTS — 105.9%
(Cost $880,328,506)†		$886,269,409

Percentages are based on Net Assets of $836,775,142.

(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $52,644,483.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $739,271 and represents 0.1% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $739,271 and represented 0.1% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $54,921,615.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $880,328,506, and the unrealized appreciation and depreciation were $79,489,199 and $(73,548,296), respectively.

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$830,608,523	$—	$739,271	$831,347,794
Repurchase Agreements	54,921,615	—	—	54,921,615
Total Investments in Securities	$885,530,138	$—	$739,271	$886,269,409

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 77.8%
Consumer Goods — 12.4%
Altria Group	101,424	$6,866,405
B&G Foods	166,293	8,579,056
Mattel	190,526	6,359,758
Philip Morris International	67,278	6,745,292
Universal	113,176	6,712,469
Vector Group	280,893	6,204,926
		41,467,906
Consumer Services — 15.1%
ClubCorp Holdings	577,769	8,377,650
DineEquity	72,807	5,924,306
Guess?	314,908	4,635,446
National CineMedia	418,706	6,523,440
Regal Entertainment Group, Cl A (A)	321,304	7,557,070
SeaWorld Entertainment (A)	323,365	4,979,821
Six Flags Entertainment	117,934	6,650,298
Staples	659,316	6,125,045
		50,773,076
Financials — 1.7%
New York Community Bancorp	395,302	5,712,114
Industrials — 4.0%
Covanta Holding	470,878	7,543,465
McGrath RentCorp	189,341	6,034,298
		13,577,763
Real Estate Investment Trusts — 20.6%
American Capital Agency	351,886	6,893,447
Annaly Capital Management	648,537	7,120,934
Apollo Commercial Real Estate Finance (A)	390,821	6,350,841
Chimera Investment	524,487	8,800,892
Colony Capital	392,110	6,971,716
CYS Investments	848,006	7,589,653
Invesco Mortgage Capital	618,330	8,903,952
PennyMac Mortgage Investment Trust	539,256	8,752,125
Starwood Property Trust	356,956	7,781,641
		69,165,201
Technology — 1.3%
Computer Programs & Systems (A)	110,435	4,377,644
Telecommunications — 4.2%
AT&T	169,428	7,334,538
Verizon Communications	121,905	6,754,756
		14,089,294

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 18.5%
Ameren	134,286	$7,041,958
Avista	162,713	7,078,015
Consolidated Edison	85,983	6,885,519
Duke Energy	82,361	7,049,278
Empire District Electric	183,411	6,186,453
Entergy	83,333	6,782,473
Northwest Natural Gas	117,412	7,624,735
PPL	172,870	6,518,928
Southern	125,613	6,720,295
		61,887,654
TOTAL COMMON STOCK
(Cost $240,729,606)		261,050,652

MASTER LIMITED PARTNERSHIPS — 21.8%
Consumer Services — 8.3%
CrossAmerica Partners	302,350	7,105,225
Stonemor Partners	228,609	6,028,419
Suburban Propane Partners	246,649	8,405,798
Sunoco	201,621	6,250,251
		27,789,693
Financials — 3.9%
Ellington Financial	367,421	6,326,990
Icahn Enterprises	128,313	6,863,462
		13,190,452
Oil & Gas — 7.5%
Cone Midstream Partners	602,676	10,546,830
Delek Logistics Partners	232,921	6,037,312
Summit Midstream Partners	377,042	8,551,313
		25,135,455
Utilities — 2.1%
Ferrellgas Partners	346,717	6,823,391
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $67,551,443)		72,938,991

REPURCHASE AGREEMENTS — 3.0%
Barclays Bank
0.32%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $8,000,213 (collateralized by U.S. Treasury Obligations, ranging in par value $3-$1,787,966, 0.000%-8.750%, 08/15/16-08/15/42, with total market value of $8,160,000)(B)	$8,000,000	8,000,000

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $1,997,787 (collateralized by U.S. Treasury Obligations, par value $1,881,977, 2.375%, 08/15/24 with a total market value of $2,013,491)(B)	$1,997,725	$1,997,725
TOTAL REPURCHASE AGREEMENT
(Cost $9,997,725)		9,997,725
TOTAL INVESTMENTS — 102.6%
(Cost $318,278,774)†		$343,987,368

Percentages are based on Net Assets of $335,348,910.

(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $9,684,631.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $9,997,725.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $318,278,774, and the unrealized appreciation and depreciation were $37,112,320 and $(11,403,726), respectively.

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 94.6%
BRAZIL— 11.6%
Consumer Services — 2.7%
Multiplus	7,030	$93,780
Financials — 8.9%
Banco do Brasil	16,910	110,383
Banco Santander Brasil ADR	17,229	107,681
Itau Unibanco Holding	9,303	97,216
		315,280
TOTAL BRAZIL		409,060
CHINA— 10.0%
Consumer Goods — 1.6%
Belle International Holdings, Cl A	83,100	54,936
Consumer Services — 1.6%
Intime Retail Group	71,570	56,353
Financials — 3.3%
Agricultural Bank of China, Cl H	154,100	56,596
Country Garden Holdings	143,300	58,355
		114,951
Oil & Gas — 1.9%
China Oilfield Services, Cl H	84,000	65,490
Utilities — 1.6%
Datang International Power Generation, Cl H	221,500	57,373
TOTAL CHINA		349,103
CZECH REPUBLIC— 1.9%
Utilities — 1.9%
CEZ	3,520	66,436
GREECE— 1.8%
Consumer Services — 1.8%
OPAP	7,860	62,845
HONG KONG— 11.4%
Basic Materials — 2.0%
China Hongqiao Group	104,433	69,712
Financials — 3.3%
China Evergrande Group	88,488	55,761
KWG Property Holding	96,728	59,832
		115,593
Industrials — 4.0%
China Resources Cement Holdings	223,300	81,148
China South City Holdings	295,300	60,507
		141,655

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 2.1%
CNOOC	61,280	$73,284
TOTAL HONG KONG		400,244
INDIA— 8.1%
Basic Materials — 6.0%
NMDC	49,670	74,151
Vedanta	55,900	137,403
		211,554
Financials — 2.1%
Power Finance	22,500	73,242
TOTAL INDIA		284,796
INDONESIA— 2.9%
Industrials — 2.9%
Indocement Tunggal Prakarsa	38,200	49,797
United Tractors	44,650	53,688
TOTAL INDONESIA		103,485
MALAYSIA— 4.7%
Consumer Goods — 1.4%
British American Tobacco Malaysia	4,100	49,718
Consumer Services — 1.8%
Astro Malaysia Holdings	88,500	63,486
Financials — 1.5%
Malayan Banking	27,520	54,222
TOTAL MALAYSIA		167,426
PHILIPPINES— 2.0%
Telecommunications — 2.0%
Globe Telecom	1,480	71,251
POLAND— 2.6%
Telecommunications — 1.4%
Orange Polska	36,050	49,887
Utilities — 1.2%
Energa	16,500	41,261
TOTAL POLAND		91,148
RUSSIA— 5.9%
Basic Materials — 4.1%
MMC Norilsk Nickel PJSC ADR	4,698	68,685
Severstal PJSC	6,430	77,039
		145,724

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.8%
Gazprom PJSC ADR	15,861	$64,554
TOTAL RUSSIA		210,278
SOUTH AFRICA— 8.9%
Consumer Services — 2.4%
Foschini Group	7,870	84,587
Real Estate Investment Trusts — 4.5%
Growthpoint Properties	40,030	76,087
Redefine Properties	97,400	84,240
		160,327
Telecommunications — 2.0%
MTN Group	7,160	72,452
TOTAL SOUTH AFRICA		317,366
THAILAND— 11.4%
Basic Materials — 2.8%
Banpu PCL NVDR	223,250	100,632
Financials — 1.8%
BTS Group Holdings PCL NVDR	231,200	62,397
Technology — 1.8%
Intouch Holdings PCL NVDR	36,280	62,497
Telecommunications — 3.3%
Advanced Info Service PCL NVDR	12,050	61,582
Total Access Communication NVDR	59,600	55,613
		117,195
Utilities — 1.7%
Glow Energy PCL NVDR	25,050	61,672
TOTAL THAILAND		404,393
TURKEY— 6.9%
Basic Materials — 2.3%
Eregli Demir ve Celik Fabrikalari	54,300	82,444
Consumer Goods — 1.8%
Tofas Turk Otomobil Fabrikasi	7,990	63,062
Industrials — 1.0%
TAV Havalimanlari Holding	9,400	34,392
Telecommunications — 1.8%
Turk Telekomunikasyon	30,900	62,417
TOTAL TURKEY		242,315
UNITED KINGDOM— 4.5%
Basic Materials — 4.5%
Novolipetsk Steel PJSC GDR	6,560	94,792

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
PhosAgro PJSC GDR	4,700	$64,860
TOTAL UNITED KINGDOM		159,652
TOTAL COMMON STOCK
(Cost $2,980,447)		3,339,798

PREFERRED STOCK — 4.7%

BRAZIL— 3.2%
Utilities — 3.2%
Cia de Transmissao de Energia Eletrica Paulista, 0.000%*	5,200	110,712
RUSSIA— 1.5%
Oil & Gas — 1.5%
Surgutneftegas PJSC, 0.000%*	109,800	54,068
TOTAL PREFERRED STOCK
(Cost $126,025)		164,780
TOTAL INVESTMENTS — 99.3%
(Cost $3,106,472)†		$3,504,578

Percentages are based on Net Assets of $3,529,978.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $3,106,472, and the unrealized appreciation and depreciation were $613,679 and $(215,573), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividendTM REIT ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 9.9%
Real Estate Investment Trusts — 9.9%
Artis Real Estate Investment Trust	78,648	$823,239
Cominar Real Estate Investment Trust	62,272	853,820
H&R Real Estate Investment Trust	48,994	873,517
TOTAL CANADA		2,550,576
SINGAPORE— 3.0%
Real Estate Investment Trusts — 3.0%
Ascendas Real Estate Investment Trust	424,200	773,799
UNITED STATES— 86.7%
Real Estate Investment Trusts — 86.7%
American Capital Agency	39,547	774,726
American Capital Mortgage Investment	51,694	845,714
Annaly Capital Management	128,884	1,415,145
Apollo Commercial Real Estate Finance	42,160	685,100
Blackstone Mortgage Trust, Cl A	26,893	780,166
Capstead Mortgage	80,358	799,562
Chimera Investment	71,277	1,196,028
CYS Investments	101,474	908,192
EPR Properties	11,369	955,223
Gaming and Leisure Properties	25,551	915,492
Gramercy Property Trust	90,730	906,393
HCP	17,511	686,957
Invesco Mortgage Capital	58,817	846,965
Iron Mountain	25,384	1,046,075
Lexington Realty Trust	91,206	991,409
Liberty Property Trust	22,642	936,926
MFA Financial	110,028	827,411
Omega Healthcare Investors	18,631	642,770
Select Income	34,721	963,855
Senior Housing Properties Trust	43,176	958,939
Spirit Realty Capital	66,179	904,667
STAG Industrial	38,204	969,618
Starwood Property Trust	36,309	791,536
Two Harbors Investment	88,105	770,919
WP Carey	11,361	825,377
TOTAL UNITED STATES		22,345,165
TOTAL COMMON STOCK
(Cost $24,110,832)		25,669,540
TOTAL INVESTMENTS — 99.6%
(Cost $24,110,832)†		$25,669,540

Percentages are based on Net Assets of $25,770,208.

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperDividendTM REIT ETF

†	At July 31, 2016, the tax basis cost of the Fund's investments was $24,110,832, and the unrealized appreciation and depreciation were $1,567,278 and $(8,570), respectively.

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA— 1.2%
Financials — 1.2%
PartnerRe, Ser E, 7.250%	104,936	$2,771,360
GERMANY— 5.3%
Financials — 5.3%
Deutsche Bank Contingent Capital Trust II, 6.550%	88,332	2,218,900
Deutsche Bank Contingent Capital Trust III, 7.600%(A)	224,594	5,769,820
Deutsche Bank Contingent Capital Trust V, 8.050%	158,719	4,128,281
TOTAL GERMANY		12,117,001
NETHERLANDS— 10.2%
Financials — 10.2%
Aegon, 8.000%	148,641	4,047,494
Aegon, 6.375%	279,728	7,247,752
ING Groep, 7.200%	170,491	4,478,799
ING Groep, 7.050%	123,635	3,263,964
ING Groep, 6.375%	160,115	4,187,007
TOTAL NETHERLANDS		23,225,016
UNITED KINGDOM— 12.1%
Financials — 12.1%
Barclays Bank, Ser 3, 7.100%	121,505	3,125,109
Barclays Bank, Ser 5, 8.125%(A)	233,979	6,116,211
HSBC Holdings, 8.125%	166,430	4,633,411
HSBC Holdings, Ser 2, 8.000%	282,089	7,568,448
Royal Bank of Scotland Group, Ser S, 6.600%	83,703	2,126,056
Royal Bank of Scotland Group, Ser T, 7.250%(A)	162,698	4,171,577
TOTAL UNITED KINGDOM		27,740,812
UNITED STATES— 70.8%
Basic Materials — 4.0%
Alcoa, Ser 1, 5.375%* (A)	171,224	6,198,309
NuStar Logistics, 7.625%(B)	111,958	2,849,331
		9,047,640
Consumer Goods — 3.6%
CHS, Ser 3, 6.750%(B)	136,438	3,990,811
CHS, Ser 4, 7.500%	142,570	4,327,000
		8,317,811
Financials — 38.8%
Capital One Financial, Ser C, 6.250%	139,383	3,794,005
Capital One Financial, Ser D, 6.700%	139,880	4,007,562
Citigroup, Ser J, 7.125%(A) (B)	114,066	3,431,105

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Citigroup, Ser L, 6.875%(A)	58,088	$1,602,648
Citigroup Capital XIII, 7.875%(B)	270,570	7,086,228
Countrywide Capital IV, 6.750%	116,655	2,938,539
Countrywide Capital V, 7.000%	342,736	8,726,059
Discover Financial Services, Ser B, 6.500%	160,849	4,288,234
First Niagara Financial Group, Ser B, 8.625%(A) (B)	97,176	2,515,887
GMAC Capital Trust I, Ser 2, 6.411%(B)	378,259	9,615,344
Hartford Financial Services Group, 7.875%(B)	171,559	5,381,806
JPMorgan Chase, Ser T, 6.700%	258,262	7,202,927
Morgan Stanley, Ser E, 7.125%(B)	166,798	5,030,628
Morgan Stanley, Ser F, 6.875%(B)	164,640	4,856,880
Morgan Stanley, Ser G, 6.625%	97,421	2,669,335
Regions Financial, Ser A, 6.375%(A)	138,542	3,729,551
Wells Fargo, Ser J, 8.000%	423,939	11,976,277
		88,853,015
Oil & Gas — 8.3%
Kinder Morgan, Ser A, 9.750%*	222,653	10,865,466
Southwestern Energy, Ser B, 6.250%*	252,785	8,173,024
		19,038,490
Real Estate Investment Trusts — 7.3%
Annaly Capital Management, Ser D, 7.500%	125,360	3,275,657
Digital Realty Trust, Ser H, 7.375%	102,089	2,919,745
NorthStar Realty Finance, Ser B, 8.250%	95,137	2,398,404
Vereit, Ser F, 6.700%	296,766	8,018,617
		16,612,423
Telecommunications — 8.8%
Frontier Communications, Ser A, 11.125%*	115,610	11,431,517
Qwest, 7.500%	158,539	4,063,354
Qwest, Ser 51, 7.375%	182,903	4,729,872
		20,224,743
TOTAL UNITED STATES		162,094,122
TOTAL PREFERRED STOCK
(Cost $230,495,918)		227,948,311

REPURCHASE AGREEMENTS — 2.4%
Barclays Bank
0.320%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $3,000,080 (collateralized by U.S. Treasury Obligations, ranging in par value $1-$670,487, 0.625%-8.750%, 08/15/16-08/15/42, with a total market value of $3,060,000)(C)	$3,000,000	3,000,000

Schedule of Investments (Unaudited)	July 31, 2016

Global X SuperIncomeTM Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.370%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $2,553,429 (collateralized by U.S. Treasury Obligations, par value $2,405,409, 2.375%, 08/15/24 with a total market value of $2,573,502)(C)	$2,553,350	$2,553,350
TOTAL REPURCHASE AGREEMENTS
(Cost $5,553,350)		5,553,350
TOTAL INVESTMENTS — 102.0%
(Cost $236,049,268)†		$233,501,661

Percentages are based on Net Assets of $229,034,684

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $5,420,320.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2016.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $5,553,350.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $236,049,268, and the unrealized appreciation and depreciation were $6,572,919 and $(9,120,526), respectively.

Ser — Series

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 13.2%
Consumer Goods — 0.2%
Changyou.com ADR *	6,083	$120,139
Consumer Services — 0.2%
Renren ADR *	74,893	122,076
Technology — 12.8%
NetEase ADR	15,922	3,252,387
SINA *	49,466	2,665,228
Weibo ADR * (A)	63,504	2,066,420
YY ADR *	16,609	650,907
		8,634,942
TOTAL CHINA		8,877,157
GERMANY— 5.5%
Technology — 5.5%
United Internet	72,850	3,221,123
XING	2,244	448,047
TOTAL GERMANY		3,669,170
HONG KONG— 9.8%
Technology — 9.8%
Tencent Holdings	274,745	6,603,128
JAPAN— 11.1%
Consumer Goods — 3.3%
Nexon	145,572	2,187,451
Consumer Services — 4.1%
Dena	90,641	2,341,975
Gree	86,735	440,086
		2,782,061
Technology — 3.7%
LINE *	29,900	1,140,742
Mixi	36,940	1,330,035
		2,470,777
TOTAL JAPAN		7,440,289
RUSSIA— 6.6%
Technology — 6.6%
Mail.ru Group GDR *	66,545	1,284,319
Yandex, Cl A *	145,025	3,139,791
TOTAL RUSSIA		4,424,110
TAIWAN— 1.0%
Consumer Services — 1.0%
PChome Online	61,583	690,621

Schedule of Investments (Unaudited)	July 31, 2016

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 52.8%
Consumer Goods — 3.7%
Nutrisystem	24,623	$728,348
Zynga, Cl A *	611,951	1,756,299
		2,484,647
Consumer Services — 9.3%
Angie's List *	32,964	266,679
Groupon, Cl A *	347,392	1,674,430
Pandora Media * (A)	183,362	2,493,723
Yelp, Cl A *	56,679	1,823,363
		6,258,195
Industrials — 9.9%
LinkedIn, Cl A *	34,535	6,655,931
Technology — 29.9%
Alphabet, Cl A *	4,225	3,343,411
Facebook, Cl A *	56,023	6,943,491
Jive Software *	41,266	156,811
Match Group * (A)	32,488	511,686
Twitter *	362,098	6,025,311
Yahoo! *	82,396	3,146,703
		20,127,413
TOTAL UNITED STATES		35,526,186
TOTAL COMMON STOCK
(Cost $73,474,753)		67,230,661

REPURCHASE AGREEMENT — 4.3%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price
$2,933,399 (collateralized by U.S. Treasury Obligations, par value
$2,763,353, 2.375%, 08/15/24 with a total market value of $2,956,459)(B)
(Cost $2,933,309)	$2,933,309	2,933,309
TOTAL INVESTMENTS — 104.3%
(Cost $76,408,062)†		$70,163,970

Percentages are based on Net Assets of $67,247,015.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $2,850,913.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $2,933,309.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $76,408,062, and the unrealized appreciation and depreciation were $7,254,832 and $(13,498,924), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2016

Global X Social Media Index ETF

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 90.0%
iShares 20+ Year Treasury Bond ETF	10,478	$1,483,266
iShares JP Morgan USD Emerging Markets Bond ETF	12,817	1,489,207
iShares S&P GSCI Commodity Indexed Trust	46,911	654,878
Vanguard FTSE Emerging Markets ETF	41,548	1,538,937
Vanguard REIT ETF	16,599	1,534,578
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,203,378)		6,700,866

EXCHANGE TRADED COMMODITY — 10.0%
ETFS Physical Gold
(Cost $624,467)	5,701	741,586

TOTAL INVESTMENTS — 100.0%
(Cost $6,827,845)†		$7,442,452

Percentages are based on Net Assets of $7,442,497.

†	At July 31, 2016, the tax basis cost of the Fund's investments was $6,827,845, and the unrealized appreciation and depreciation were $697,170 and $(82,563), respectively.

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

USD — U.S. Dollar

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Staples Select Sector SPDR Fund	64,751	$3,541,232
Energy Select Sector SPDR Fund	22,180	1,494,932
iShares 1-3 Year Treasury Bond ETF, Cl 3	36,463	3,107,741
SPDR Dow Jones REIT ETF	32,705	3,394,452
Utilities Select Sector SPDR Fund	78,672	4,100,385

TOTAL INVESTMENTS — 100.0%
(Cost $15,323,317)†		$15,638,742

Percentages are based on Net Assets of $15,643,368.

†	At July 31, 2016, the tax basis cost of the Fund's investments was $15,323,317, and the unrealized appreciation and depreciation were $374,289 and $(58,864), respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Permanent ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury Bonds
4.625%, 02/15/40	$376,000	$560,857
4.375%, 11/15/39	391,800	564,942
3.875%, 08/15/40	18	24
3.125%, 02/15/42	468,400	564,532
3.125%, 11/15/41	471,700	567,919
U.S. Treasury Notes
3.125%, 05/15/19	525,300	560,122
1.500%, 08/31/18	551,100	560,421
1.375%, 09/30/18	552,400	560,514
0.750%, 02/28/18	559,900	560,709
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,295,476)		4,500,040

EXCHANGE TRADED COMMODITIES — 25.4%
ETFS Physical Gold *	7,056	917,844
ETFS Physical Silver *	21,514	417,101
ETFS Physical Silver (GBP shares) *	3,802	73,664
Gold Bullion Securities *	7,147	916,424
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $2,958,687)		2,325,033

COMMON STOCK — 18.9%
AUSTRALIA— 0.3%
Basic Materials — 0.3%
BHP Billiton ADR	1,048	31,115
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	592	28,307
NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	529	27,397
PERU— 0.3%
Basic Materials — 0.3%
Southern Copper	1,109	28,823
RUSSIA— 0.4%
Basic Materials — 0.4%
MMC Norilsk Nickel PJSC ADR	2,250	32,895
SWITZERLAND— 0.3%
Basic Materials — 0.3%
Syngenta ADR	390	30,662
UNITED KINGDOM— 1.0%
Basic Materials — 0.7%
Glencore	14,680	36,399

Schedule of Investments (Unaudited)	July 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Rio Tinto ADR	938	$30,785
		67,184
Oil & Gas — 0.3%
BP	5,090	28,847
TOTAL UNITED KINGDOM		96,031
UNITED STATES— 16.0%
Consumer Goods — 2.1%
Altria Group	237	16,045
Archer-Daniels-Midland	683	30,790
Coca-Cola	354	15,445
Kraft Heinz	182	15,723
Monsanto	291	31,070
PepsiCo	159	17,318
Philip Morris International	154	15,440
Procter & Gamble	189	16,177
Tyson Foods, Cl A	461	33,929
		191,937
Consumer Services — 1.6%
Amazon.com *	22	16,694
Comcast, Cl A	246	16,544
CVS Health	167	15,484
Home Depot	122	16,865
McDonald's	129	15,177
Starbucks	280	16,254
Walgreens Boots Alliance	194	15,374
Wal-Mart Stores	210	15,324
Walt Disney	158	15,160
		142,876
Financials — 1.2%
Bank of America	1,117	16,185
Berkshire Hathaway, Cl B *	108	15,581
Citigroup	353	15,465
JPMorgan Chase	245	15,673
Mastercard, Cl A	184	17,525
Visa, Cl A	201	15,688
Wells Fargo	327	15,686
		111,803
Health Care — 2.0%
AbbVie	256	16,955
Allergan *	67	16,948
Amgen	106	18,235
Bristol-Myers Squibb	225	16,832

Schedule of Investments (Unaudited)	July 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	212	$17,573
Gilead Sciences	188	14,940
Johnson & Johnson	134	16,781
Medtronic	183	16,036
Merck	260	15,251
Pfizer	445	16,416
UnitedHealth Group	113	16,182
		182,149
Industrials — 1.2%
3M	90	16,052
Boeing	117	15,638
Deere	369	28,675
General Electric	503	15,664
Honeywell International	134	15,588
United Technologies	153	16,471
		108,088
Oil & Gas — 0.8%
Chevron	285	29,207
Exxon Mobil	318	28,286
Schlumberger	197	15,862
		73,355
Real Estate Investment Trust — 5.0%
American Tower, Cl A	393	45,498
AvalonBay Communities	251	46,598
Crown Castle International	456	44,246
Equinix	114	42,507
Equity Residential	664	45,145
General Growth Properties	1,512	48,309
ProLogis	915	49,858
Public Storage	182	43,484
Simon Property Group	210	47,678
Welltower	600	47,598
		460,921
Technology — 1.7%
Alphabet, Cl A *	22	17,409
Apple	163	16,986
Cisco Systems	541	16,517
Facebook, Cl A *	136	16,856
Intel	487	16,977
International Business Machines	101	16,223
Microsoft	302	17,118
Oracle	384	15,759

Schedule of Investments (Unaudited)	July 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
QUALCOMM	282	$17,647
		151,492
Telecommunications — 0.4%
AT&T	375	16,234
Verizon Communications	287	15,902
		32,136
TOTAL UNITED STATES		1,454,757
TOTAL COMMON STOCK
(Cost $1,562,885)		1,729,987

EXCHANGE TRADED FUNDS — 6.1%
Vanguard FTSE All-World ex-US ETF, Cl U	6,287	280,840
Vanguard Small-Cap ETF	2,330	283,025
TOTAL EXCHANGE TRADED FUNDS
(Cost $528,152)		563,865

TOTAL INVESTMENTS — 99.5%
(Cost $9,345,200)†		$9,118,925

Percentages are based on Net Assets of $9,168,918.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $9,345,200, and the unrealized appreciation and depreciation were $523,552 and $(749,827), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,500,040	$—	$4,500,040
Exchange Traded Commodities	2,325,033	—	—	2,325,033
Common Stock	1,729,987	—	—	1,729,987
Exchange Traded Funds	563,865	—	—	563,865
Total Investments in Securities	$4,618,885	$4,500,040	$—	$9,118,925

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — 97.6%
CHINA— 1.9%
Technology — 1.9%
Baidu ADR *	9,289	$1,482,524
IRELAND— 2.5%
Health Care — 2.5%
Horizon Pharma *	104,676	2,019,200
UNITED STATES— 93.2%
Basic Materials — 1.8%
Celanese, Cl A	22,367	1,418,515
Consumer Goods — 10.3%
Constellation Brands, Cl A	10,097	1,662,269
Darling Ingredients *	112,070	1,768,465
Mondelez International, Cl A	36,732	1,615,473
NIKE, Cl B	27,827	1,544,399
NVR *	935	1,594,175
		8,184,781
Consumer Services — 19.2%
Amazon.com *	2,288	1,736,157
CBS, Cl B	29,716	1,551,770
Houghton Mifflin Harcourt *	95,146	1,612,725
Netflix *	17,937	1,636,751
Pandora Media * (A)	150,046	2,040,626
Sears Holdings * (A)	140,508	2,165,228
Signet Jewelers	14,983	1,317,156
Tribune Media, Cl A	40,801	1,511,677
Yum! Brands	19,620	1,754,420
		15,326,510
Financials — 12.2%
American International Group	28,676	1,561,121
Bank of New York Mellon	39,889	1,571,627
Berkshire Hathaway, Cl B *	11,329	1,634,435
Investors Bancorp	139,137	1,580,596
JPMorgan Chase	25,965	1,660,981
Western Union	84,082	1,681,640
		9,690,400
Health Care — 10.7%
Allergan *	6,988	1,767,614
Cigna	12,178	1,570,475
Humana	9,304	1,605,405
Incyte *	21,041	1,898,109
Zoetis, Cl A	34,174	1,724,762
		8,566,365

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 10.8%
Dycom Industries *	22,889	$2,152,710
FleetCor Technologies *	10,962	1,662,716
Macquarie Infrastructure	22,449	1,720,716
Orbital ATK	18,283	1,592,815
Spirit Aerosystems Holdings, Cl A *	34,089	1,478,781
		8,607,738
Oil & Gas — 4.3%
Cheniere Energy *	44,779	1,873,105
Pioneer Natural Resources	9,605	1,561,485
		3,434,590
Real Estate Investment Trusts — 4.4%
American Tower, Cl A	15,080	1,745,811
Crown Castle International	17,787	1,725,873
		3,471,684
Technology — 17.4%
Alphabet, Cl A *	2,207	1,746,487
Apple	16,994	1,770,945
Broadcom	11,264	1,824,543
CDK Global	30,886	1,784,902
EMC	57,343	1,621,660
Facebook, Cl A *	13,534	1,677,404
Microsoft	31,456	1,782,926
Yahoo! *	42,634	1,628,193
		13,837,060
Utilities — 2.1%
FirstEnergy	48,169	1,682,062
TOTAL UNITED STATES		74,219,705
TOTAL COMMON STOCK
(Cost $79,256,396)		77,721,429

MASTER LIMITED PARTNERSHIP — 2.1%
UNITED STATES— 2.1%
Oil & Gas — 2.1%
Energy Transfer Partners
(Cost $1,594,792)	43,825	1,731,087

REPURCHASE AGREEMENT — 4.1%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price
$3,254,991 (collateralized by U.S. Treasury Obligations, par value
$3,066,303, 2.375%, 08/15/24 with a total market value of $3,280,579)(B)
(Cost $3,254,891)	$3,254,891	$3,254,891
TOTAL INVESTMENTS — 103.8%
(Cost $84,106,079)†		$82,707,407

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM Index ETF

Percentages are based on Net Assets of $79,654,353.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $3,123,198.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $3,254,891.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $84,106,079, and the unrealized appreciation and depreciation were $5,302,981 and $(6,701,653), respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM Activist Index ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 1.5%
Health Care — 1.5%
Valeant Pharmaceuticals International *	903	$20,137
UNITED STATES— 98.3%
Basic Materials — 13.0%
Air Products & Chemicals	184	27,493
Alcoa	2,824	29,991
CONSOL Energy *	1,814	35,155
Dow Chemical	510	27,372
EI du Pont de Nemours	407	28,152
Freeport-McMoRan Copper & Gold *	2,282	29,575
		177,738
Consumer Goods — 6.1%
ConAgra Foods	588	27,495
Herbalife *	430	29,244
Mondelez International, Cl A	607	26,696
		83,435
Consumer Services — 24.7%
Comcast, Cl A	435	29,255
Cracker Barrel Old Country Store	182	28,649
Herc Holdings *	202	7,141
Hertz Global Holdings *	606	29,500
Restaurant Brands International	653	29,208
Scripps Networks Interactive, Cl A	408	26,952
Signet Jewelers	248	21,802
Sysco	533	27,604
Time Warner	362	27,747
Twenty-First Century Fox, Cl B	911	24,624
Walgreens Boots Alliance	343	27,183
Wynn Resorts	288	28,210
Yum! Brands	324	28,971
		336,846
Financials — 9.8%
American International Group	474	25,805
Bank of New York Mellon	659	25,965
CBRE Group, Cl A *	928	26,402
FNF Group	785	29,570
Willis Towers Watson	213	26,331
		134,073
Health Care — 8.5%
Allergan *	115	29,089
Baxter International	590	28,332
Pfizer	795	29,327

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	565	$28,516
		115,264
Industrials — 14.4%
Canadian Pacific Railway	197	29,507
FedEx	166	26,875
General Electric	884	27,528
PayPal Holdings *	672	25,025
Pentair	452	28,847
United Technologies	262	28,204
Xerox	2,874	29,602
		195,588
Oil & Gas — 9.6%
Baker Hughes	563	26,928
Cheniere Energy *	740	30,954
CVR Energy	1,272	18,826
Hess	456	24,464
Williams *	1,248	29,915
		131,087
Technology — 10.3%
Alphabet, Cl C *	37	28,445
Apple	281	29,283
EMC	950	26,866
Microsoft	520	29,474
Yahoo! *	705	26,924
		140,992
Telecommunications — 1.9%
Level 3 Communications *	507	25,654
TOTAL UNITED STATES		1,340,677
TOTAL COMMON STOCK
(Cost $1,374,676)		1,360,814
TOTAL INVESTMENTS — 99.8%
(Cost $1,374,676)†		$1,360,814

Percentages are based on Net Assets of $1,364,083.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $1,374,676, and the unrealized appreciation and depreciation were $106,140 and $(120,002), respectively.

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM Activist Index ETF

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA— 1.6%
Oil & Gas — 1.6%
YPF ADR	599	$11,064
BRAZIL— 15.7%
Basic Materials — 2.5%
Vale ADR, Cl B	2,980	17,135
Financials — 4.5%
Banco Bradesco ADR	1,791	15,582
Itau Unibanco Holding	1,445	15,100
		30,682
Industrials — 1.6%
Embraer ADR *	575	10,505
Oil & Gas — 2.4%
Petroleo Brasileiro ADR *	1,912	16,596
Telecommunications — 2.4%
Tim Participacoes ADR	1,266	16,319
Utilities — 2.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	1,657	15,642
TOTAL BRAZIL		106,879
CANADA— 2.1%
Basic Materials — 2.1%
Franco-Nevada	189	14,559
CHINA— 13.1%
Consumer Services — 7.6%
Alibaba Group Holding ADR *	157	12,949
China Lodging Group ADR	368	14,142
Ctrip.com International ADR *	288	12,577
SouFun Holdings ADR *	2,309	11,822
		51,490
Oil & Gas — 1.6%
JinkoSolar Holding ADR *	592	10,822
Technology — 3.9%
Baidu ADR *	73	11,651
SINA *	271	14,602
		26,253
TOTAL CHINA		88,565
DENMARK— 1.9%
Health Care — 1.9%
Novo Nordisk ADR	229	13,046

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 3.9%
Consumer Services — 1.8%
Melco Crown Entertainment ADR	863	$12,047
Telecommunications — 2.1%
China Mobile ADR	229	14,219
TOTAL HONG KONG		26,266
INDIA— 1.6%
Technology — 1.6%
Infosys ADR	665	10,926
IRELAND— 1.9%
Health Care — 1.9%
Shire ADR	68	13,200
ISRAEL— 3.8%
Health Care — 1.9%
Teva Pharmaceutical Industries ADR	240	12,840
Technology — 1.9%
Mellanox Technologies *	292	12,901
TOTAL ISRAEL		25,741
MEXICO— 3.5%
Consumer Goods — 1.8%
Coca-Cola Femsa ADR	156	12,258
Telecommunications — 1.7%
America Movil ADR, Ser L, Cl L	983	11,334
TOTAL MEXICO		23,592
NETHERLANDS— 3.8%
Industrials — 1.9%
Koninklijke Philips	478	12,696
Oil & Gas — 1.9%
Royal Dutch Shell ADR, Cl A	250	12,947
TOTAL NETHERLANDS		25,643
SOUTH KOREA— 2.1%
Telecommunications — 2.1%
SK Telecom ADR	631	14,456
SPAIN— 2.1%
Health Care — 2.1%
Grifols ADR	846	14,331
SWITZERLAND— 1.7%
Financials — 1.7%
UBS Group *	832	11,465

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 2.3%
Technology — 2.3%
Taiwan Semiconductor Manufacturing ADR	558	$15,501
UNITED KINGDOM— 4.0%
Basic Materials — 2.1%
Rio Tinto ADR	427	14,014
Oil & Gas — 1.9%
BP ADR	384	13,210
TOTAL UNITED KINGDOM		27,224
UNITED STATES— 34.5%
Basic Materials — 11.3%
Agrium	140	12,707
ArcelorMittal *	2,734	17,826
Barrick Gold	677	14,799
Methanex	404	11,320
Teck Resources, Cl B	1,267	20,183
		76,835
Consumer Goods — 3.6%
Gildan Activewear, Cl A	427	12,515
Magna International	315	12,150
		24,665
Consumer Services — 2.0%
Restaurant Brands International	303	13,553
Financials — 5.6%
Altisource Portfolio Solutions *	474	11,025
Credicorp Ltd.	88	14,109
Royal Bank of Canada	207	12,619
		37,753
Industrials — 8.0%
AerCap Holdings *	336	12,267
Canadian Pacific Railway	96	14,379
Orbotech *	501	14,294
Waste Connections	178	13,257
		54,197
Oil & Gas — 1.9%
Canadian Natural Resources	430	12,999
PrairieSky Royalty	9	174
		13,173

Schedule of Investments (Unaudited)	July 31, 2016

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — 2.1%
BlackBerry *	1,837	$13,961
TOTAL UNITED STATES		234,137
TOTAL COMMON STOCK
(Cost $677,841)		676,595

TOTAL INVESTMENTS — 99.6%
(Cost $689,898)†		$676,595

Percentages are based on Net Assets of $679,405.

*	Non-income producing security.

†	At July 31, 2016, the tax basis cost of the Fund's investments was $689,898, and the unrealized appreciation and depreciation were $78,929 and $(92,232), respectively.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
Ser — Series

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.8%
SWITZERLAND— 0.1%
Industrials — 0.1%
TE Connectivity	1,493	$89,998
UNITED STATES— 99.7%
Basic Materials — 3.4%
Albemarle	1,094	92,082
Alcoa	13,307	141,320
Ashland	1,458	165,104
Celanese, Cl A	2,441	154,808
CF Industries Holdings	5,384	132,877
Dow Chemical	1,147	61,559
Eastman Chemical	1,135	74,036
Ecolab	692	81,919
International Flavors & Fragrances	1,182	157,502
International Paper	842	38,572
Mosaic	4,586	123,822
Newmont Mining	20,894	919,336
Nucor	1,232	66,085
Praxair	406	47,315
		2,256,337
Consumer Goods — 14.2%
Activision Blizzard	4,435	178,110
Altria Group	1,982	134,182
Archer-Daniels-Midland	1,331	60,001
Autoliv	1,850	195,730
BorgWarner	1,701	56,439
Brown-Forman, Cl B	1,332	130,789
Bunge	4,128	271,788
Campbell Soup	4,627	288,123
Church & Dwight	2,694	264,658
Clorox	3,368	441,444
Coach	5,938	255,987
Coca-Cola	3,388	147,818
Colgate-Palmolive	1,586	118,046
ConAgra Foods	7,574	354,160
Constellation Brands, Cl A	705	116,064
DR Horton	3,989	131,158
Dr Pepper Snapple Group	2,133	210,122
Electronic Arts *	1,036	79,067
Estee Lauder, Cl A	2,086	193,789
Ford Motor	7,655	96,912
General Mills	1,908	137,166
General Motors	1,235	38,952
Genuine Parts	1,138	116,349

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Goodyear Tire & Rubber	1,941	$55,649
Hanesbrands	2,917	77,767
Hasbro	1,355	110,067
Hershey	1,203	133,244
Hormel Foods	4,052	151,342
Ingredion	712	94,867
JM Smucker	2,268	349,635
Johnson Controls	947	43,486
Kellogg	2,681	221,746
Kimberly-Clark	747	96,774
Kraft Heinz	933	80,602
Lear	835	94,731
Lennar, Cl A	1,237	57,892
LKQ *	3,618	124,423
Mattel	7,175	239,501
McCormick	3,367	344,276
Michael Kors Holdings *	4,049	209,414
Mohawk Industries *	748	156,287
Molson Coors Brewing, Cl B	2,031	207,487
Mondelez International, Cl A	3,102	136,426
Monsanto	762	81,359
Monster Beverage *	489	78,548
Newell Rubbermaid	1,831	96,054
NIKE, Cl B	2,291	127,151
PepsiCo	1,092	118,941
Philip Morris International	1,277	128,032
Procter & Gamble	1,401	119,912
PVH	2,356	238,098
Reynolds American	3,119	156,137
Snap-On	690	108,447
Stanley Black & Decker	2,832	344,655
Tesla Motors *	304	71,376
Tyson Foods, Cl A	6,632	488,115
VF	838	52,316
Whirlpool	490	94,257
		9,305,868
Consumer Services — 11.4%
Advance Auto Parts	1,049	178,183
Alaska Air Group	1,006	67,624
Amazon.com *	116	88,022
AmerisourceBergen, Cl A	758	64,574
AutoZone *	250	203,493
Bed Bath & Beyond	3,294	148,065

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Best Buy	7,869	$264,398
Cardinal Health	794	66,378
CarMax *	695	40,491
Carnival	2,254	105,307
Chipotle Mexican Grill, Cl A *	256	108,541
Comcast, Cl A	2,854	191,931
Costco Wholesale	695	116,218
CVS Health	1,561	144,736
Darden Restaurants	1,783	109,761
Delta Air Lines	2,591	100,401
DISH Network, Cl A *	1,706	91,135
Dollar General	1,099	104,119
Dollar Tree *	2,047	197,106
Expedia	1,380	160,977
Foot Locker	1,589	94,736
Hilton Worldwide Holdings	1,656	38,403
Home Depot	509	70,364
Interpublic Group	4,695	108,267
Kohl's	5,442	226,333
Kroger	3,604	123,221
L Brands	1,740	128,586
Liberty Global, Cl A *	5,219	165,494
Liberty Interactive, Cl A *	2,440	65,416
Lowe's	794	65,330
Macy's	2,297	82,301
Marriott International, Cl A	1,034	74,138
McDonald's	1,880	221,182
McKesson	291	56,617
MGM Resorts International *	6,695	160,546
Netflix *	603	55,024
Nielsen Holdings	4,797	258,366
Norwegian Cruise Line Holdings *	1,096	46,689
Omnicom Group	834	68,630
O'Reilly Automotive *	156	45,338
priceline.com *	53	71,593
Rite Aid *	11,602	81,214
Ross Stores	884	54,658
Royal Caribbean Cruises	1,497	108,443
Signet Jewelers	944	82,987
Sirius XM Holdings *	40,504	177,813
Southwest Airlines	3,019	111,733
Starbucks	2,193	127,304
Starwood Hotels & Resorts Worldwide	733	57,218
Sysco	2,849	147,550

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Target	3,988	$300,416
Tiffany	1,096	70,714
Time Warner	1,288	98,725
TJX	1,937	158,292
Tractor Supply	849	77,811
TripAdvisor *	749	52,408
Ulta Salon Cosmetics & Fragrance *	707	184,676
United Continental Holdings *	1,537	72,070
Walgreens Boots Alliance	2,429	192,498
Wal-Mart Stores	2,096	152,945
Walt Disney	1,694	162,539
Whole Foods Market	1,102	33,589
Wyndham Worldwide	1,091	77,483
Yum! Brands	841	75,202
		7,436,322
Financials — 14.6%
Affiliated Managers Group *	206	30,237
Aflac	2,195	158,655
Alleghany *	345	187,507
Allstate	1,743	119,099
Ally Financial	3,987	71,926
American Express	590	38,031
American International Group	1,787	97,284
Ameriprise Financial	391	37,473
Aon	1,232	131,910
Arch Capital Group *	6,282	456,262
Arthur J Gallagher	3,878	190,759
Bank of America	5,588	80,970
Bank of New York Mellon	3,482	137,191
BB&T	4,502	165,989
Berkshire Hathaway, Cl B *	895	129,122
BlackRock, Cl A	113	41,386
Capital One Financial	945	63,391
CBRE Group, Cl A *	1,207	34,339
Charles Schwab	2,838	80,656
Chubb	1,361	170,479
Cincinnati Financial	3,553	265,409
CIT Group	5,493	189,838
Citigroup	987	43,240
Citizens Financial Group	2,689	60,045
CME Group, Cl A	4,432	453,128
Comerica	4,182	189,194
Discover Financial Services	1,772	100,720

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
E*TRADE Financial *	1,996	$50,060
Equifax	1,401	185,577
Everest Re Group	833	157,445
Fifth Third Bancorp	9,022	171,238
First Republic Bank	2,646	189,639
FNF Group	3,882	146,235
Franklin Resources	1,781	64,454
Goldman Sachs Group	559	88,775
Hartford Financial Services Group	3,987	158,882
Huntington Bancshares	25,289	240,245
Intercontinental Exchange	1,021	269,748
Invesco	2,433	70,995
JPMorgan Chase	2,147	137,344
KeyCorp	10,126	118,474
Lincoln National	1,680	73,366
Loews	4,200	173,586
M&T Bank	2,479	283,994
Markel *	485	460,144
Marsh & McLennan	1,307	85,935
Mastercard, Cl A	651	62,001
MetLife	884	37,782
Moody's	588	62,334
Morgan Stanley	1,487	42,721
Nasdaq	2,083	147,393
New York Community Bancorp	16,185	233,873
Northern Trust	2,235	151,064
PNC Financial Services Group	1,403	115,958
Principal Financial Group	1,834	85,519
Progressive	7,726	251,172
Prudential Financial	539	40,581
Regions Financial	16,176	148,334
S&P Global	430	52,546
Signature Bank NY *	463	55,671
State Street	645	42,428
SunTrust Banks	1,750	74,008
TD Ameritrade Holding	2,045	62,086
Travelers	1,385	160,965
Unum Group	3,778	126,223
US Bancorp	2,348	99,015
Visa, Cl A	931	72,665
Voya Financial	1,945	49,850
Wells Fargo	2,046	98,147
Western Union	3,023	60,460
Willis Towers Watson	1,746	215,841

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
XL Group	5,012	$173,465
		9,572,478
Health Care — 10.6%
Abbott Laboratories	1,828	81,803
Aetna	2,330	268,439
Allergan *	213	53,878
Anthem	1,249	164,044
Baxter International	4,340	208,407
Becton Dickinson	975	171,600
BioMarin Pharmaceutical *	556	55,277
Boston Scientific *	2,898	70,364
Bristol-Myers Squibb	1,487	111,242
Centene *	856	60,391
Cigna	1,501	193,569
Cooper	454	82,841
CR Bard	940	210,306
DaVita HealthCare Partners *	2,834	219,748
DENTSPLY SIRONA	3,795	243,032
Edwards Lifesciences *	600	68,712
Eli Lilly	2,235	185,259
Express Scripts Holding *	2,858	217,408
Henry Schein *	943	170,664
Hologic *	2,285	87,950
Humana	761	131,310
Incyte *	701	63,237
Intuitive Surgical *	248	172,549
Jazz Pharmaceuticals *	512	77,297
Johnson & Johnson	851	106,571
Laboratory Corp of America Holdings *	2,910	406,120
Mallinckrodt *	1,311	88,283
Medivation *	1,425	91,186
Medtronic	1,537	134,687
Merck	3,903	228,950
Perrigo	808	73,843
Pfizer	7,485	276,122
Quest Diagnostics	5,775	498,729
ResMed	2,032	139,964
Stryker	733	85,233
Thermo Fisher Scientific	941	149,469
UnitedHealth Group	1,945	278,524
Universal Health Services, Cl B	2,379	308,152
Varian Medical Systems *	2,100	198,954
Waters *	1,624	258,102

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zimmer Biomet Holdings	872	$114,354
Zoetis, Cl A	2,856	144,142
		6,950,712
Industrials — 12.1%
3M	438	78,122
Accenture, Cl A	540	60,918
Acuity Brands	299	78,467
Agilent Technologies	1,388	66,777
Alliance Data Systems *	199	46,092
AMETEK	1,475	69,369
Amphenol, Cl A	2,159	128,504
Automatic Data Processing	757	67,335
Ball	1,594	112,648
Boeing	789	105,458
Caterpillar	586	48,497
CH Robinson Worldwide	4,631	322,410
CSX	1,344	38,075
Cummins	346	42,478
Danaher	2,103	171,268
Deere	2,749	213,625
Dover	1,289	92,073
Eaton	649	41,153
Expeditors International of Washington	4,633	229,009
Fastenal	2,694	115,168
FedEx	483	78,198
Fidelity National Information Services	1,859	147,846
Fiserv *	658	72,617
FleetCor Technologies *	714	108,300
Fluor	1,375	73,590
Fortune Brands Home & Security	1,544	97,689
General Dynamics	460	67,569
General Electric	5,330	165,976
Global Payments	1,499	111,915
Honeywell International	552	64,214
Illinois Tool Works	655	75,587
Ingersoll-Rand	1,098	72,754
JB Hunt Transport Services	1,048	87,120
Kansas City Southern	860	82,655
L-3 Communications Holdings, Cl 3	1,781	270,053
Lockheed Martin	386	97,554
Martin Marietta Materials	1,192	241,559
Masco	3,816	139,208
Mettler-Toledo International *	314	129,120

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	469	$42,107
Northrop Grumman	305	66,072
Parker-Hannifin	718	81,988
Paychex	2,439	144,584
PayPal Holdings *	1,234	45,954
Pentair	903	57,630
Raytheon	636	88,741
Republic Services, Cl A	7,915	405,723
Rockwell Automation	388	44,387
Rockwell Collins	1,354	114,576
Roper Technologies	1,348	229,645
Sealed Air	1,958	92,378
Sherwin-Williams	356	106,704
Stericycle *	756	68,244
Textron	1,884	73,476
Total System Services	2,384	121,393
TransDigm Group *	1,174	328,156
United Parcel Service, Cl B	436	47,132
Valspar	1,204	128,190
Vantiv, Cl A *	2,900	158,833
Verisk Analytics, Cl A *	2,942	250,894
Vulcan Materials	2,788	345,656
Waste Management	1,786	118,090
Westrock	1,335	57,285
WW Grainger	496	108,550
Xerox	16,932	174,400
Xylem	2,801	133,916
		7,945,674
Oil & Gas — 3.9%
Anadarko Petroleum	895	48,804
Baker Hughes	1,343	64,236
Cabot Oil & Gas	3,782	93,302
Chevron	898	92,027
Cimarex Energy	848	101,777
Concho Resources *	3,279	407,252
ConocoPhillips	1,090	44,494
Devon Energy	1,097	41,993
EOG Resources	688	56,210
EQT	1,826	133,042
Exxon Mobil	2,588	230,203
Halliburton	1,177	51,388
Hess	634	34,014
Kinder Morgan	2,582	52,492

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Marathon Oil	5,025	$68,541
Marathon Petroleum	1,905	75,038
National Oilwell Varco	2,492	80,616
Noble Energy	1,055	37,685
Occidental Petroleum	2,509	187,498
Phillips 66	1,501	114,166
Pioneer Natural Resources	951	154,604
Schlumberger	901	72,548
Spectra Energy	1,495	53,775
Tesoro	1,690	128,693
Valero Energy	2,136	111,670
		2,536,068
Real Estate Investment Trusts — 9.2%
American Tower, Cl A	789	91,342
Annaly Capital Management	54,423	597,564
AvalonBay Communities	1,782	330,828
Boston Properties	591	83,999
Crown Castle International	1,785	173,199
Digital Realty Trust	3,583	374,280
Equinix	255	95,082
Equity Residential	3,635	247,144
Essex Property Trust	1,117	261,244
Extra Space Storage	1,399	120,342
Federal Realty Investment Trust	1,098	186,331
General Growth Properties	6,686	213,618
HCP	3,318	130,165
Host Hotels & Resorts	4,395	77,967
Kimco Realty	5,372	172,441
Macerich	3,578	319,301
ProLogis	2,449	133,446
Public Storage	377	90,073
Realty Income	7,349	525,233
Simon Property Group	409	92,859
SL Green Realty	1,190	140,206
UDR	5,544	206,403
Ventas	4,871	370,975
VEREIT	39,067	432,081
Vornado Realty Trust	809	86,887
Welltower	4,690	372,058
Weyerhaeuser	3,030	99,142
		6,024,210
Technology — 7.6%
Adobe Systems *	449	43,939

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Akamai Technologies *	1,303	$65,841
Alphabet, Cl A *	59	46,689
Amdocs	7,691	448,847
ANSYS *	962	85,964
Autodesk *	1,790	106,415
Broadcom	356	57,665
CA	3,384	117,256
Cerner *	841	52,470
Check Point Software Technologies *	2,957	227,334
Cisco Systems	4,419	134,912
Citrix Systems *	2,539	226,301
Corning	2,022	44,929
EMC	4,544	128,504
F5 Networks *	786	97,008
Facebook, Cl A *	635	78,702
Gartner *	1,049	105,162
Harris	2,091	181,123
Intel	2,784	97,050
International Business Machines	547	87,859
Intuit	843	93,565
Juniper Networks	8,382	190,188
KLA-Tencor	1,151	87,142
Lam Research	974	87,436
Linear Technology	1,637	98,204
Maxim Integrated Products	4,152	169,319
Microchip Technology	1,099	61,148
Micron Technology *	6,203	85,229
Microsoft	774	43,870
Motorola Solutions	3,043	211,123
NetApp	6,541	172,355
NVIDIA	1,006	57,443
Palo Alto Networks *	551	72,120
Qorvo *	799	50,521
QUALCOMM	902	56,447
Red Hat *	745	56,091
salesforce.com *	682	55,788
ServiceNow *	891	66,754
Skyworks Solutions	1,185	78,234
Symantec	9,023	184,340
Texas Instruments	1,011	70,517
Twitter *	3,877	64,513
VeriSign *	1,696	146,890
Western Digital	793	37,676
Workday, Cl A *	855	71,256

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Xilinx	1,941	$99,146
Yahoo! *	2,306	88,066
		4,989,351
Telecommunications — 2.0%
AT&T	10,046	434,891
CenturyLink	3,487	109,631
Level 3 Communications *	2,086	105,552
SBA Communications, Cl A *	2,034	233,910
T-Mobile US *	5,549	257,141
Verizon Communications	2,435	134,923
		1,276,048
Utilities — 10.7%
Alliant Energy	3,485	140,271
Ameren	4,666	244,685
American Electric Power	2,607	180,665
American Water Works	7,964	657,667
CenterPoint Energy	12,081	288,978
CMS Energy	6,568	296,742
Consolidated Edison	4,830	386,786
Dominion Resources	1,210	94,404
DTE Energy	2,686	261,939
Duke Energy	4,686	401,075
Edison International	3,928	303,949
Entergy	3,487	283,807
Eversource Energy	4,662	272,680
Exelon	9,572	356,844
FirstEnergy	5,795	202,361
NextEra Energy	1,106	141,889
NiSource	5,347	137,204
ONEOK	1,736	77,756
PG&E	4,488	286,963
Pinnacle West Capital	1,745	137,628
PPL	4,171	157,288
Public Service Enterprise Group	4,188	192,690
SCANA	2,108	157,974
Sempra Energy	939	105,055
Southern	7,737	413,930
WEC Energy Group	5,561	360,964
Westar Energy, Cl A	3,020	167,821
Xcel Energy	6,413	282,044
		6,992,059

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta US ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$65,285,127
TOTAL INVESTMENTS — 99.8%
(Cost $62,005,790)†	$65,375,125

Percentages are based on Net Assets of $65,505,025.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $62,005,790, and the unrealized appreciation and depreciation were $3,919,336 and $(550,001), respectively.

Cl — Class
S&P — Standard & Poor's

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRIA— 1.0%
Basic Materials — 0.1%
voestalpine	260	$9,164
Financials — 0.4%
Erste Group Bank	1,000	26,508
IMMOFINANZ	8,719	18,993
		45,501
Industrials — 0.3%
ANDRITZ	333	16,980
Wienerberger	1,750	27,006
		43,986
Oil & Gas — 0.2%
OMV	1,194	31,732
TOTAL AUSTRIA		130,383
BELGIUM— 4.5%
Basic Materials — 0.3%
Solvay	151	15,672
Umicore	320	18,514
		34,186
Consumer Goods — 0.2%
Anheuser-Busch InBev	119	15,343
Ontex Group	385	13,908
		29,251
Consumer Services — 0.5%
Colruyt	821	45,803
Telenet Group Holding *	319	15,134
		60,937
Financials — 1.5%
Ackermans & van Haaren	408	49,389
Ageas	644	21,673
Groupe Bruxelles Lambert	346	29,193
KBC Groep	238	12,372
Sofina	581	77,738
		190,365
Health Care — 0.7%
UCB	1,083	84,739
Industrials — 0.4%
bpost	2,113	55,350
Real Estate Investment Trusts — 0.7%
Cofinimmo	694	86,648
Telecommunications — 0.2%
Proximus	811	25,316

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL BELGIUM		$566,792
DENMARK— 4.1%
Consumer Goods — 0.3%
Carlsberg, Cl B	340	33,763
Pandora	55	7,161
		40,924
Financials — 0.8%
Danske Bank	684	18,593
Jyske Bank	810	33,696
Sydbank	929	24,959
Tryg	1,435	26,774
		104,022
Health Care — 2.0%
Christian Hansen Holding	916	57,646
Coloplast, Cl B	475	37,278
Genmab *	96	17,406
GN Store Nord	716	13,531
H Lundbeck	309	12,566
Novo Nordisk, Cl B	546	31,120
Novozymes, Cl B	288	14,137
William Demant Holding *	3,214	65,618
		249,302
Industrials — 0.4%
A P Moller - Maersk, Cl B	10	13,576
DSV	441	19,638
ISS	408	15,740
		48,954
Oil & Gas — 0.0%
Vestas Wind Systems	83	5,795
Technology — 0.2%
SimCorp	393	20,349
Telecommunications — 0.4%
TDC	8,814	46,406
TOTAL DENMARK		515,752
FINLAND— 2.9%
Basic Materials — 0.3%
Stora Enso, Cl R	1,804	16,381
UPM-Kymmene	816	16,817
		33,198
Consumer Goods — 0.2%
Amer Sports	745	21,144

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Nokian Renkaat	280	$10,405
		31,549
Consumer Services — 0.2%
Kesko, Cl B	684	30,488
Financials — 0.2%
Sampo, Cl A	695	28,810
Health Care — 0.3%
Orion, Cl B	845	34,613
Industrials — 0.5%
Huhtamaki	898	39,455
Kone, Cl B	303	15,346
Metso	413	11,458
		66,259
Oil & Gas — 0.5%
Neste	1,650	62,494
Technology — 0.1%
Nokia	1,587	9,122
Telecommunications — 0.2%
Elisa	640	23,217
Utilities — 0.4%
Fortum	3,135	52,060
TOTAL FINLAND		371,810
FRANCE— 15.3%
Basic Materials — 0.5%
Air Liquide	57	6,080
Arkema	352	30,061
Imerys	362	25,681
		61,822
Consumer Goods — 2.4%
Christian Dior	43	7,778
Cie Generale des Etablissements Michelin, Cl B	255	26,074
Danone	267	20,566
Faurecia	323	12,747
Hermes International	82	35,285
L'Oreal	198	37,696
LVMH Moet Hennessy Louis Vuitton	99	16,983
Pernod Ricard	305	34,857
Peugeot *	991	14,972
Plastic Omnium	215	6,822
Renault	96	8,400
SEB	374	49,811

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Societe BIC	199	$29,419
UBISOFT Entertainment *	220	9,035
		310,445
Consumer Services — 2.2%
Air France-KLM *	1,273	7,388
Carrefour	469	11,751
Casino Guichard Perrachon	254	13,762
Elior Participations SCA (A)	1,404	30,655
Eutelsat Communications	1,705	33,900
JCDecaux	414	14,173
Kering	269	51,107
Lagardere SCA	1,400	35,766
Publicis Groupe	317	23,609
Sodexo	148	17,336
Technicolor	1,724	10,846
Vivendi	1,706	33,548
		283,841
Financials — 1.6%
AXA	856	17,450
BNP Paribas	190	9,424
CNP Assurances	1,135	17,344
Credit Agricole	1,089	9,645
Fonciere Des Regions	399	37,542
Natixis	3,312	13,648
Nexity	519	27,597
SCOR	1,451	42,407
Societe Generale	207	7,073
Wendel	220	23,487
		205,617
Health Care — 1.2%
Essilor International	120	15,372
Ipsen	399	26,035
Orpea	680	60,110
Sanofi	584	49,730
		151,247
Industrials — 3.3%
Aeroports de Paris	583	62,013
Airbus Group	189	11,123
Alstom	1,149	28,287
Bollore	6,471	23,431
Bouygues	463	13,700
Bureau Veritas	986	21,424
Cie de Saint-Gobain	208	8,815

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eiffage	354	$27,207
Eurazeo	372	23,782
Legrand	183	10,099
Rexel	1,652	24,561
Safran	219	14,890
Schneider Electric	158	10,340
Teleperformance	750	69,770
Thales	359	32,714
Vinci	320	24,294
Zodiac Aerospace	330	7,436
		413,886
Oil & Gas — 0.4%
Technip	443	24,732
Total	573	27,399
		52,131
Real Estate Investment Trusts — 1.0%
Gecina	412	62,336
ICADE	611	47,104
Klepierre	463	22,173
		131,613
Technology — 1.4%
Atos	485	47,548
Capital Gemini	255	24,509
Dassault Systemes	387	31,968
Iliad	64	12,442
Ingenico Group	176	19,294
STMicroelectronics	5,816	42,450
		178,211
Telecommunications — 0.2%
Orange	1,561	23,897
Utilities — 1.1%
Electricite de France	1,493	19,542
Engie	1,260	20,748
Rubis SCA	589	47,548
Suez Environnement	1,616	26,229
Veolia Environnement	971	21,565
		135,632
TOTAL FRANCE		1,948,342
GERMANY— 10.7%
Basic Materials — 1.4%
Aurubis	627	32,575
BASF	191	15,007

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Brenntag	186	$9,237
Evonik Industries	719	22,416
K+S	1,079	22,545
LANXESS	455	21,497
Linde	165	23,747
Symrise	534	37,645
		184,669
Consumer Goods — 1.0%
adidas	44	7,221
Bayerische Motoren Werke	109	9,391
Beiersdorf	241	22,635
Continental	28	5,871
Daimler	133	9,046
HUGO BOSS	172	10,203
OSRAM Licht	635	33,012
Rheinmetall	345	24,159
		121,538
Consumer Services — 0.6%
Axel Springer	497	27,238
Deutsche Lufthansa	1,854	22,039
METRO	318	10,234
ProSiebenSat.1 Media	232	10,608
Zalando * (A)	219	8,308
		78,427
Financials — 2.6%
Aareal Bank	386	12,673
Allianz	148	21,234
Commerzbank	1,937	12,771
Deutsche Annington Immobilien	1,848	73,258
Deutsche Bank	479	6,441
Deutsche Boerse	180	15,119
Deutsche EuroShop	803	38,087
Deutsche Wohnen	867	32,455
Hannover Rueck	357	36,537
LEG Immobilien	491	49,300
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	165	27,529
		325,404
Health Care — 1.1%
Fresenius & KGaA	542	40,481
Fresenius Medical Care & KGaA	447	40,869
Gerresheimer	342	29,360
Merck KGaA	203	22,419

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
STADA Arzneimittel	229	$12,362
		145,491
Industrials — 2.5%
Bilfinger	1,067	32,484
Fraport Frankfurt Airport Services Worldwide	486	26,576
GEA Group	500	26,690
HeidelbergCement	168	14,229
HOCHTIEF	89	11,669
KION Group	774	42,437
Krones	90	9,001
KUKA	98	11,912
MAN	561	58,832
MTU Aero Engines	514	52,536
Siemens	114	12,381
Wirecard	531	24,696
		323,443
Oil & Gas — 0.1%
Nordex *	245	6,773
Technology — 0.3%
SAP	227	19,904
United Internet	523	23,125
		43,029
Telecommunications — 0.8%
Deutsche Telekom	1,976	33,642
Freenet	1,035	28,894
Telefonica Deutschland Holding	9,652	39,396
		101,932
Utilities — 0.3%
E.ON	1,309	14,041
RWE	1,344	23,904
		37,945
TOTAL GERMANY		1,368,651
IRELAND— 1.4%
Consumer Goods — 0.7%
Glanbia	3,117	60,039
Kerry Group, Cl A	317	27,136
		87,175
Consumer Services — 0.2%
Paddy Power	161	18,904
Ryanair Holdings ADR	170	12,031
		30,935

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
Bank of Ireland *	55,502	$11,482
Industrials — 0.4%
CRH	501	15,393
Smurfit Kappa Group	1,338	31,421
		46,814
TOTAL IRELAND		176,406
ITALY— 4.5%
Basic Materials — 0.1%
Tenaris	1,259	16,838
Consumer Goods — 0.5%
Davide Campari-Milano	2,908	30,031
Fiat Chrysler Automobiles	2,151	13,855
Luxottica Group	380	18,447
Moncler	429	7,522
		69,855
Consumer Services — 0.3%
Mediaset	8,086	24,486
Yoox Net-A-Porter Group, Cl A *	445	12,461
		36,947
Financials — 1.3%
Assicurazioni Generali	1,323	17,428
Banca Monte dei Paschi di Siena *	26,967	9,294
Banca Popolare dell'Emilia Romagna SC	3,731	15,312
Banca Popolare di Milano Scarl	35,979	17,461
Banco Popolare SC	5,579	15,709
EXOR	629	24,499
Intesa Sanpaolo	4,091	9,012
Mediobanca	2,347	16,443
UniCredit	4,193	10,278
Unione di Banche Italiane SCpA	5,037	15,456
UnipolSai	11,416	19,149
		170,041
Health Care — 0.2%
Recordati	653	21,184
Industrials — 0.6%
Atlantia	424	10,597
CNH Industrial	1,383	9,867
Finmeccanica *	2,808	32,060
Italcementi	1,347	15,952
Prysmian	441	10,317
		78,793

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.3%
Eni	1,146	$17,531
Saipem	35,306	15,433
		32,964
Telecommunications — 0.2%
Telecom Italia	25,700	21,942
Utilities — 1.0%
A2A	12,963	18,410
Enel	5,180	23,853
Hera	10,611	30,092
Snam	7,092	41,041
Terna Rete Elettrica Nazionale	2,874	15,652
		129,048
TOTAL ITALY		577,612
LUXEMBOURG— 0.1%
Consumer Services — 0.0%
B&M European Value Retail	1,850	6,320
Health Care — 0.1%
Eurofins Scientific	32	12,004
TOTAL LUXEMBOURG		18,324
MEXICO— 0.4%
Basic Materials — 0.4%
Fresnillo	2,027	51,968
NETHERLANDS— 3.9%
Basic Materials — 0.6%
Akzo Nobel	229	14,842
ArcelorMittal	1,444	9,283
Koninklijke DSM	873	55,900
		80,025
Consumer Goods — 0.5%
Heineken	225	21,246
Heineken Holding	181	15,172
Unilever	571	26,457
		62,875
Consumer Services — 0.4%
Koninklijke Ahold Delhaize	925	22,094
RELX	941	17,021
Wolters Kluwer	392	16,493
		55,608
Financials — 0.5%
Aegon	3,020	12,313
Delta Lloyd	2,393	8,550

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Euronext (A)	218	$9,312
ING Groep	753	8,420
NN Group	747	20,152
		58,747
Industrials — 0.7%
Aalberts Industries	498	16,537
Boskalis Westminster	586	21,533
Koninklijke Philips	1,000	26,693
Koninklijke Vopak	595	30,600
		95,363
Oil & Gas — 0.2%
SBM Offshore	1,856	24,802
Real Estate Investment Trusts — 0.6%
Unibail-Rodamco	93	25,599
Wereldhave	1,066	51,593
		77,192
Technology — 0.3%
ASM International	702	27,382
Gemalto	140	9,232
		36,614
Telecommunications — 0.1%
Koninklijke KPN	3,132	10,308
TOTAL NETHERLANDS		501,534
NORWAY— 2.1%
Basic Materials — 0.3%
Norsk Hydro	2,475	10,587
Yara International	879	28,626
		39,213
Consumer Goods — 0.6%
Marine Harvest	1,174	20,015
Orkla	6,704	62,321
		82,336
Consumer Services — 0.1%
Schibsted, Cl A	264	8,315
Financials — 0.5%
DnB	635	7,000
Gjensidige Forsikring	3,548	59,941
		66,941
Oil & Gas — 0.6%
Statoil	1,571	24,769

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Subsea 7	4,406	$47,210
		71,979
TOTAL NORWAY		268,784
PORTUGAL— 0.5%
Consumer Services — 0.2%
Jeronimo Martins	1,405	23,528
Oil & Gas — 0.2%
Galp Energia	1,878	25,642
Utilities — 0.1%
Energias de Portugal	4,996	17,140
TOTAL PORTUGAL		66,310
SPAIN— 4.1%
Consumer Goods — 0.1%
Viscofan	326	17,444
Consumer Services — 0.2%
Industria de Diseno Textil	334	11,556
Mediaset Espana Comunicacion	1,102	12,668
		24,224
Financials — 1.0%
Banco Bilbao Vizcaya Argentaria	1,377	8,046
Banco de Sabadell	6,609	9,039
Banco Popular Espanol	7,411	10,376
Banco Santander	1,751	7,429
Bankia	23,009	17,651
Bankinter	5,542	38,671
CaixaBank	7,123	17,897
Mapfre	5,238	12,839
		121,948
Health Care — 0.1%
Grifols	360	7,894
Industrials — 0.8%
Abertis Infraestructuras	1,285	20,218
Acciona	243	17,954
ACS Actividades de Construccion y Servicios	265	7,601
Aena SA (A)	64	9,232
Amadeus IT Holding, Cl A	243	11,412
Ferrovial	1,190	24,638
Zardoya Otis	1,372	13,471
		104,526
Oil & Gas — 0.2%
Gamesa Tecnologica	685	14,512

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Repsol	854	$10,768
		25,280
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	2,027	23,211
Telecommunications — 0.1%
Cellnex Telecom SAU (A)	405	7,170
Telefonica	546	5,353
		12,523
Utilities — 1.4%
Enagas	697	21,255
Endesa	4,137	86,950
Gas Natural SDG	1,025	21,211
Iberdrola	4,450	30,579
Red Electrica	852	19,522
		179,517
TOTAL SPAIN		516,567
SWEDEN— 6.6%
Basic Materials — 0.4%
BillerudKorsnas	1,182	20,611
Boliden	776	17,114
Hexpol	1,363	12,163
		49,888
Consumer Goods — 0.7%
Husqvarna, Cl B	1,095	9,425
Svenska Cellulosa, Cl B	1,689	50,373
Swedish Match	709	25,931
		85,729
Consumer Services — 0.7%
Hennes & Mauritz, Cl B	284	8,603
ICA Gruppen	2,351	78,877
		87,480
Financials — 2.0%
Castellum	2,738	41,519
Fabege	2,092	37,460
Fastighets Balder, Cl B *	520	14,253
Industrivarden, Cl C	1,652	27,878
Intrum Justitia	496	15,961
Investor, Cl B	461	15,926
JM	523	13,600
Kinnevik	662	16,927
Nordea Bank	1,573	14,056
Skandinaviska Enskilda Banken, Cl A	1,780	15,655

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Svenska Handelsbanken, Cl A	2,358	$28,461
Swedbank, Cl A	873	18,394
		260,090
Health Care — 0.9%
Elekta, Cl B	3,499	27,923
Getinge, Cl B	436	8,865
Meda, Cl A	4,003	74,868
Swedish Orphan Biovitrum *	587	7,519
		119,175
Industrials — 1.0%
Assa Abloy, Cl B	632	13,909
Fingerprint Cards, Cl B *	926	10,824
Nibe Industrier, Cl B	1,120	9,647
Saab, Cl B	328	11,293
Securitas, Cl B	2,033	33,544
Skanska, Cl B	610	13,003
Trelleborg, Cl B	1,446	26,434
Volvo, Cl B	772	8,251
		126,905
Oil & Gas — 0.2%
Lundin Petroleum *	1,267	21,024
Technology — 0.3%
Telefonaktiebolaget LM Ericsson, Cl B	4,850	36,261
Telecommunications — 0.4%
Tele2, Cl B	4,076	34,534
Telia	4,035	18,465
		52,999
TOTAL SWEDEN		839,551
SWITZERLAND— 12.0%
Basic Materials — 0.8%
Clariant	1,200	20,947
EMS-Chemie Holding	61	33,483
Givaudan	14	28,856
Syngenta *	39	15,379
		98,665
Consumer Goods — 2.0%
Aryzta	940	35,452
Barry Callebaut	40	52,481
Chocoladefabriken Lindt & Spruengli	1	70,852
Cie Financiere Richemont	265	16,164
Coca-Cola HBC	1,092	22,632
Nestle	402	32,320

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Swatch Group	76	$19,982
		249,883
Consumer Services — 0.3%
Dufry *	144	16,628
Galenica	15	19,401
		36,029
Financials — 4.3%
Baloise Holding	218	24,632
Credit Suisse Group	645	7,441
GAM Holding	1,085	11,956
Helvetia Holding	87	43,840
Julius Baer Group	691	28,442
Pargesa Holding	565	39,461
Partners Group Holding	96	44,055
PSP Swiss Property	954	96,491
Swiss Life Holding	148	33,920
Swiss Prime Site	1,267	116,744
Swiss Re	641	53,956
UBS Group	633	8,744
Zurich Insurance Group	156	37,594
		547,276
Health Care — 1.0%
Actelion	54	9,605
Lonza Group	102	19,282
Novartis	119	9,887
Roche Holding	64	16,390
Sonova Holding	168	23,085
Straumann Holding	119	45,589
		123,838
Industrials — 2.8%
ABB	346	7,375
DKSH Holding	439	31,115
Flughafen Zuerich	471	88,552
Geberit	73	28,250
Georg Fischer	25	20,449
Kaba Holding	52	38,121
Kuehne + Nagel International	200	28,144
LafargeHolcim	273	13,028
OC Oerlikon	2,996	28,116
Schindler Holding	127	24,429
SGS	10	22,195
Sika	2	9,408

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wolseley	236	$13,188
		352,370
Technology — 0.6%
AMS	356	11,843
Logitech International	1,810	36,239
Temenos Group	452	28,038
		76,120
Telecommunications — 0.2%
Sunrise Communications Group (A)	179	11,604
Swisscom	37	18,265
		29,869
TOTAL SWITZERLAND		1,514,050
UNITED KINGDOM— 25.0%
Basic Materials — 1.3%
Anglo American	1,212	13,364
Antofagasta	1,882	12,506
BHP Billiton	637	7,990
Croda International	445	19,645
Glencore	3,496	8,668
Polymetal International	1,162	17,171
Randgold Resources	641	75,532
Rio Tinto	387	12,648
		167,524
Consumer Goods — 2.3%
Barratt Developments	2,554	14,835
Bellway	688	19,146
Berkeley Group Holdings	908	32,346
Bovis Homes Group	1,026	11,150
British American Tobacco	171	10,953
Britvic	1,291	10,713
Crest Nicholson Holdings	1,497	8,493
Diageo	452	12,969
Greencore Group	3,294	14,327
Imperial Tobacco Group	398	21,050
Persimmon	999	22,376
Reckitt Benckiser Group	203	19,735
SABMiller	280	16,409
Tate & Lyle	3,350	32,158
Taylor Wimpey	7,881	16,187
Unilever	509	23,879
		286,726

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 5.4%
ASOS *	179	$10,707
Auto Trader Group (A)	1,438	7,078
Booker Group	4,944	11,422
Carnival	857	41,441
Compass Group	668	12,736
Daily Mail & General Trust, Cl A	862	8,217
Dixons Carphone	2,919	13,545
Domino's Pizza Group	3,309	17,437
easyJet	427	5,902
Firstgroup *	24,349	32,425
Greene King	3,307	35,675
GVC Holdings	2,513	21,053
Home Retail Group	9,699	19,882
Inchcape	1,573	14,076
Informa	1,964	18,619
J Sainsbury	13,860	41,276
Just Eat *	1,043	7,436
Kingfisher	6,541	29,206
Marks & Spencer Group	1,753	7,432
Merlin Entertainments (A)	3,178	19,966
MoneySuperMarket.com	3,107	12,313
National Express Group	4,097	18,353
Next	237	15,812
Ocado Group *	2,353	8,329
Pearson	1,412	16,535
Playtech	1,104	12,745
RELX	884	16,842
Rightmove	150	8,068
Saga	6,939	18,748
Sky	978	11,953
SSP Group	1,656	7,027
Stagecoach Group	6,160	16,603
Tesco	9,167	18,987
UBM	1,941	17,305
WH Smith	1,367	27,751
William Hill	4,231	17,970
WM Morrison Supermarkets	21,132	52,129
WPP	467	10,528
		683,529
Financials — 6.3%
3i Group	1,889	15,475
Aberdeen Asset Management	3,142	13,287
Admiral Group	2,499	71,800

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aviva	2,039	$10,588
Barclays	5,989	12,289
Beazley	11,183	58,841
Capital & Counties Properties	6,303	24,352
Close Brothers Group	2,290	38,310
Direct Line Insurance Group	16,127	74,984
Hargreaves Lansdown	512	8,830
Hiscox	6,855	96,476
HSBC Holdings	5,294	34,800
ICAP	1,133	6,694
IG Group Holdings	4,531	53,239
Intermediate Capital Group	2,463	18,738
Investec	1,982	11,829
Jardine Lloyd Thompson Group	1,964	25,555
Legal & General Group	5,526	15,092
Lloyds Banking Group	21,997	15,523
Man Group	8,794	13,544
Old Mutual	3,381	9,454
Phoenix Group Holdings	4,952	52,763
Provident Financial	697	25,069
Royal Bank of Scotland Group *	2,639	6,741
RSA Insurance Group	5,330	35,221
St. James's Place	770	9,467
Standard Chartered	1,766	14,176
Standard Life	1,895	7,621
Unite Group	2,333	19,623
		800,381
Health Care — 0.6%
AstraZeneca	221	14,812
BTG *	1,546	13,691
GlaxoSmithKline	1,023	22,927
Hikma Pharmaceuticals	627	21,927
Smith & Nephew	357	5,892
		79,249
Industrials — 5.0%
Babcock International Group	369	4,752
BAE Systems	1,378	9,770
Balfour Beatty	7,458	21,953
BBA Aviation	16,971	53,627
Berendsen	1,548	26,246
Bunzl	520	16,328
Capita	688	8,769
Carillion	4,022	14,242

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cobham	7,416	$16,847
DCC	154	13,791
DS Smith	2,895	15,075
Experian	460	9,021
G4S	7,921	19,593
Halma	1,672	23,287
Hays	3,421	5,401
Howden Joinery Group	3,131	17,959
Intertek Group	653	31,428
Kingspan Group	675	15,515
Meggitt	4,268	24,826
Paysafe Group *	3,558	18,235
QinetiQ Group	11,843	35,331
Regus	2,061	8,354
Rentokil Initial	13,659	38,991
Rotork	2,559	7,393
Royal Mail	4,130	27,938
RPC Group	857	9,820
Serco Group	6,353	10,088
Smiths Group	762	12,778
Smurfit Kappa Group	121	2,819
Spectris	546	13,621
Spirax-Sarco Engineering	404	21,364
Travis Perkins	820	16,984
Ultra Electronics Holdings	1,282	29,123
Weir Group	711	13,830
WS Atkins	1,222	22,731
		637,830
Oil & Gas — 0.7%
Amec Foster Wheeler	1,685	9,976
BP	3,984	22,579
John Wood Group	2,490	21,803
Petrofac	735	7,275
Royal Dutch Shell, Cl A	739	19,074
Tullow Oil	5,211	13,678
		94,385
Real Estate Investment Trusts — 1.6%
British Land	1,880	16,749
Derwent London	699	26,376
Great Portland Estates	3,395	30,809
Hammerson	2,320	17,173
Intu Properties	6,438	25,652
Land Securities Group	1,382	20,074

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Segro	4,487	$26,391
Shaftesbury	3,185	39,495
		202,719
Technology — 0.5%
Dialog Semiconductor *	473	15,495
Micro Focus International	1,070	27,504
Sage Group	1,981	18,740
		61,739
Telecommunications — 0.5%
BT Group, Cl A	1,757	9,643
Inmarsat	1,391	14,441
TalkTalk Telecom Group	1,498	4,555
Vodafone Group	13,100	39,925
		68,564
Utilities — 0.8%
National Grid	1,432	20,591
Pennon Group	2,408	28,838
Severn Trent	651	21,168
SSE	600	12,077
United Utilities Group	999	13,489
		96,163
TOTAL UNITED KINGDOM		3,178,809
UNITED STATES— 0.1%
Technology — 0.1%
NXP Semiconductor *	92	7,736
TOTAL COMMON STOCK
(Cost $12,589,161)		12,619,381

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Basic Materials — 0.1%
FUCHS PETROLUB, 0.000%	364	15,364
Consumer Goods — 0.2%
Henkel & KGaA, 0.000%	108	13,454
Porsche Automobil Holding, 0.000%	125	6,552
Volkswagen, 0.000%	67	9,425
		29,431
Industrials — 0.2%
Sartorius, 0.000%	296	23,660
TOTAL PREFERRED STOCK
(Cost $62,666)		68,455

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Europe ETF

	Number Of Rights	Value
RIGHT — 0.0%
Spain — 0.0%
Zardoya Otis*#
(Cost $ – )	1,372	$552
TOTAL INVESTMENTS — 99.7%
(Cost $12,651,827)†		$12,688,388

Percentages are based on Net Assets of $12,721,171.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $103,325 and represents 0.8% of Net Assets.
#	Expiration date is unavailable.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $12,651,827, and the unrealized appreciation and depreciation were $903,885 and $(867,324), respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.8%
Basic Materials — 7.0%
Air Water	2,581	$44,375
Asahi Kasei	10,798	82,487
Daicel	5,167	58,686
JFE Holdings	2,040	27,002
JSR	2,964	40,924
Kaneka	8,209	62,718
Kobe Steel	36,889	32,395
Kuraray	4,971	63,444
Mitsubishi Chemical Holdings	7,664	42,057
Mitsui Chemicals	17,833	76,563
Nippon Steel & Sumitomo Metal	1,055	20,074
Nissan Chemical Industries	1,364	43,787
Oji Holdings	10,849	45,520
Shin-Etsu Chemical	840	57,899
Sumitomo Chemical	5,368	24,094
Sumitomo Metal Mining	3,608	43,777
Teijin	26,072	98,960
Toray Industries	4,710	43,233
Tosoh	6,499	33,483
		941,478
Consumer Goods — 18.8%
Aisin Seiki	1,167	54,031
Ajinomoto	1,302	33,520
Asahi Group Holdings	355	12,110
Bandai Namco Holdings	1,092	29,163
Bridgestone	2,741	96,311
Calbee	1,546	68,034
Casio Computer	3,882	55,947
Daiwa House Industry	612	17,312
Denso	1,568	61,903
Ezaki Glico	735	44,178
Honda Motor	1,730	47,966
Japan Tobacco	692	27,178
JTEKT	3,035	43,089
Kao	379	20,536
Kewpie	1,194	36,874
Kikkoman	301	10,735
Kirin Holdings	2,614	45,069
Konami Holdings	2,463	95,890
Kose	236	22,061
Lion	2,357	35,809
Makita	699	49,449
Mazda Motor	1,177	17,772

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
MEIJI Holdings	135	$14,174
Mitsubishi Motors	21,849	102,759
Nexon	1,312	19,715
NGK Spark Plug	3,517	58,545
NH Foods	7,193	175,676
Nichirei	11,025	105,425
Nikon	7,918	112,877
Nissan Motor	4,659	46,006
Nisshin Seifun Group	6,403	106,024
Nissin Foods Holdings	1,222	69,634
NSK	3,841	32,944
Panasonic	2,333	23,015
Pigeon	403	10,145
Rinnai	702	69,388
Sekisui Chemical	3,542	52,153
Sekisui House	2,487	41,945
Shiseido	438	12,398
Stanley Electric	3,561	87,527
Sumitomo Electric Industries	2,316	32,417
Sumitomo Rubber Industries	2,569	36,698
Suntory Beverage & Food	1,132	49,429
Suzuki Motor	1,038	32,289
Toyo Suisan Kaisha	1,384	61,850
Toyota Industries	864	39,413
Toyota Motor	951	54,693
Yamaha	629	17,578
Yamaha Motor	2,379	40,809
Yamazaki Baking	3,457	95,360
		2,525,823
Consumer Services — 16.5%
Aeon	6,609	95,570
ANA Holdings	30,371	87,214
Central Japan Railway	103	19,317
Dai Nippon Printing	4,148	46,707
Dentsu	634	30,622
East Japan Railway	225	20,824
FamilyMart	1,482	87,632
Fuji Media Holdings	5,179	62,208
Hakuhodo DY Holdings	2,125	25,089
Hankyu Hanshin Holdings	1,945	72,672
Isetan Mitsukoshi Holdings	3,239	32,205
J Front Retailing	2,732	31,909
Japan Airlines	1,598	49,834

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Kakaku.com	2,997	$62,639
Keihan Holdings	5,926	42,731
Keikyu	5,101	51,963
Keio	2,737	25,611
Keisei Electric Railway	2,574	33,957
Kintetsu Group Holdings	7,531	32,700
Lawson	635	49,011
M3	959	30,973
Marui Group	3,021	43,922
Nagoya Railroad	23,203	130,862
Nankai Electric Railway	12,296	68,388
Nippon Television Holdings	3,641	61,569
Nitori Holdings	497	61,783
Odakyu Electric Railway	1,949	23,201
Oriental Land	627	39,828
Park24	2,531	86,190
Ryohin Keikaku	103	23,045
Seibu Holdings	1,816	32,179
Seven & i Holdings	471	19,776
Shimamura	326	47,842
Sotetsu Holdings	7,318	40,059
Start Today	585	27,970
Sundrug	508	44,264
Tobu Railway	13,794	74,700
Toho	1,118	32,781
Tokyo Broadcasting System Holdings	2,982	42,714
Tokyu	2,435	20,124
Tsuruha Holdings	637	72,722
USS	1,024	17,515
West Japan Railway	1,106	69,122
Yamada Denki	28,347	149,915
		2,221,859
Financials — 7.3%
Acom *	5,250	25,101
Aozora Bank	29,054	107,444
Bank of Kyoto	4,176	28,482
Chiba Bank	6,183	29,984
Credit Saison	1,716	28,833
Dai-ichi Life Insurance	2,237	29,598
Daito Trust Construction	289	48,474
Daiwa Securities Group	3,599	20,554
Fukuoka Financial Group	11,542	44,598
Iida Group Holdings	2,082	41,727

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Joyo Bank	9,675	$38,234
Mitsubishi UFJ Financial Group	4,277	21,785
Mitsubishi UFJ Lease & Finance	6,382	26,092
Mitsui Fudosan	847	18,624
Mizuho Financial Group	30,901	50,384
MS&AD Insurance Group Holdings	730	21,412
Nomura Holdings	4,765	21,815
Orient *	10,029	18,985
ORIX	1,471	21,013
Resona Holdings	14,264	57,760
Shinsei Bank	35,117	53,454
Shizuoka Bank	4,056	30,474
Sompo Japan Nipponkoa Holdings	736	24,159
Sumitomo Mitsui Financial Group	648	20,916
Sumitomo Mitsui Trust Holdings	5,854	19,821
Suruga Bank	995	22,971
T&D Holdings	2,104	21,895
Tokio Marine Holdings	854	33,665
Tokyo Tatemono	2,225	27,985
Tokyu Fudosan Holdings	4,203	25,263
		981,502
Health Care — 10.6%
Alfresa Holdings	3,344	74,003
Asahi Intecc	504	23,335
Astellas Pharma	831	13,959
Chugai Pharmaceutical	659	24,853
Daiichi Sankyo	3,963	95,165
Eisai	469	27,659
Hisamitsu Pharmaceutical	776	44,068
Kobayashi Pharmaceutical	948	45,186
Kyowa Hakko Kirin	6,402	112,629
Medipal Holdings	3,089	50,999
Miraca Holdings	566	26,123
Mitsubishi Tanabe Pharma	8,106	152,179
Nippon Shinyaku	1,117	61,689
Olympus	433	15,126
Ono Pharmaceutical	397	14,344
Otsuka Holdings	2,493	119,049
PeptiDream *	406	22,739
Santen Pharmaceutical	2,000	33,507
Sawai Pharmaceutical	749	59,710
Shionogi	199	10,388
Sosei Group *	96	15,315

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sumitomo Dainippon Pharma	6,871	$129,128
Suzuken	2,447	78,792
Taisho Pharmaceutical Holdings	975	107,218
Takeda Pharmaceutical	731	32,725
Terumo	633	27,392
		1,417,280
Industrials — 19.4%
Alps Electric	714	16,302
Amada Holdings	4,066	44,713
Asahi Glass	5,042	29,371
Daikin Industries	180	15,828
Disco	381	39,481
Fuji Electric	16,456	73,381
Hamamatsu Photonics	439	13,065
Haseko	1,245	13,351
Hino Motors	4,963	52,737
Hirose Electric	239	29,920
Hitachi	6,969	32,402
Hoshizaki	656	59,849
Hoya	518	18,575
IHI	25,244	71,679
Isuzu Motors	1,696	22,324
ITOCHU	1,754	20,067
JGC	4,120	60,905
Kajima	20,830	154,876
Kawasaki Heavy Industries	11,036	33,059
Komatsu	4,682	92,260
Kurita Water Industries	3,564	79,532
Kyocera	1,609	76,788
LIXIL Group	5,533	103,927
Mabuchi Motor	225	10,362
Marubeni	10,202	47,902
Minebea	7,734	62,409
MISUMI Group	1,394	25,871
Mitsubishi	1,152	19,992
Mitsubishi Electric	1,877	22,298
Mitsubishi Heavy Industries	5,104	22,067
Mitsubishi Materials	12,495	33,162
Mitsui	4,640	54,714
Mitsui OSK Lines	13,708	29,560
Nabtesco	767	20,723
Nidec	497	45,755
Nippon Express	13,078	66,739

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nippon Yusen	21,917	$39,350
Obayashi	12,460	137,262
Secom	357	27,028
Shimadzu	1,668	24,560
Shimizu	10,753	110,169
SMC	71	18,833
Sohgo Security Services	437	21,747
Sojitz	21,263	51,661
Sumitomo	3,636	38,459
Sumitomo Heavy Industries	9,965	48,033
Taiheiyo Cement	37,237	107,912
Taisei	6,960	62,819
TDK	609	37,972
Temp Holdings	1,503	24,638
Toppan Printing	6,285	55,929
TOTO	312	13,502
Toyo Seikan Group Holdings	2,337	45,926
Toyota Tsusho	1,300	28,997
Yokogawa Electric	7,284	95,310
		2,606,053
Oil & Gas — 1.7%
Inpex	7,068	56,318
JX Holdings	24,131	91,334
TonenGeneral Sekiyu	8,325	75,464
		223,116
Real Estate Investment Trusts — 5.7%
Activia Properties	14	73,084
Advance Residence Investment	33	91,641
GLP J-Reit	68	86,389
Japan Hotel REIT Investment	88	74,017
Japan Prime Realty Investment	14	61,541
Japan Real Estate Investment	8	48,319
Japan Retail Fund Investment	17	41,801
Nippon Building Fund	5	30,736
Nippon Prologis REIT	41	101,895
Orix JREIT	43	79,090
United Urban Investment	38	70,931
		759,444
Technology — 6.7%
Brother Industries	2,881	33,256
Canon	2,865	82,049
FUJIFILM Holdings	1,641	59,709
Fujitsu	21,938	92,689

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Konica Minolta	5,582	$45,534
NEC	24,036	66,607
Nomura Research Institute	1,060	37,648
NTT Data	566	28,221
Obic	862	50,718
Otsuka	1,571	81,091
Ricoh	6,765	60,465
Rohm	1,172	50,661
Seiko Epson	4,657	83,338
Square Enix Holdings	1,443	45,268
Tokyo Electron	288	25,373
Trend Micro	1,165	42,515
Yahoo Japan	4,506	20,005
		905,147
Telecommunications — 1.2%
KDDI	785	24,090
Nippon Telegraph & Telephone	2,224	105,921
NTT DOCOMO	1,290	34,608
		164,619
Utilities — 4.9%
Chubu Electric Power	4,512	66,457
Chugoku Electric Power	5,576	70,351
Electric Power Development	3,824	88,469
Kansai Electric Power *	5,069	47,304
Kyushu Electric Power	7,127	67,177
Osaka Gas	14,436	58,626
Toho Gas	13,164	116,502
Tohoku Electric Power	3,976	51,288
Tokyo Electric Power Holdings *	7,377	29,080
Tokyo Gas	15,467	66,254
		661,508
TOTAL COMMON STOCK
(Cost $12,404,562)		13,407,829
TOTAL INVESTMENTS — 99.8%
(Cost $12,404,562)†		$13,407,829

Percentages are based on Net Assets of $13,428,576.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $12,404,562, and the unrealized appreciation and depreciation were $1,213,636 and $(210,369), respectively.

REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Japan ETF

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 38.7%
Basic Materials — 5.7%
Alumina	8,034	$8,091
BHP Billiton	298	4,421
BlueScope Steel	3,343	21,469
Evolution Mining	7,608	16,307
Fortescue Metals Group	4,657	15,680
Incitec Pivot	1,960	4,275
Newcrest Mining *	1,110	21,091
Northern Star Resources	3,675	14,720
South32	2,733	3,812
Washington H Soul Pattinson	2,090	27,688
		137,554
Consumer Goods — 1.1%
Blackmores	110	13,138
Coca-Cola Amatil	1,119	7,841
Treasury Wine Estates	696	5,105
		26,084
Consumer Services — 5.6%
Aristocrat Leisure	600	7,269
carsales.com	822	7,941
Domino's Pizza Enterprises	241	13,775
Fairfax Media	12,984	10,362
Harvey Norman Holdings	2,649	9,745
JB Hi-Fi	804	15,851
Metcash	9,180	15,071
Qantas Airways	2,516	6,043
Star Entertainment Group	4,766	21,444
TABCORP Holdings	1,336	4,965
Tatts Group	2,753	8,642
Wesfarmers	419	13,671
		134,779
Financials — 5.2%
AMP	732	3,232
ASX	192	7,253
Australia & New Zealand Banking Group	203	3,987
Bank of Queensland	752	6,036
Bendigo and Adelaide Bank	912	7,036
Charter Hall Group	2,900	12,299
Charter Hall Retail	4,290	15,684
Insurance Australia Group	707	3,246
Lend Lease Group	399	4,067
Macquarie Group	78	4,410
Magellan Financial Group	436	7,569

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
National Australia Bank	194	$3,913
QBE Insurance Group	538	4,486
REA Group	260	12,898
Stockland	4,122	15,790
Suncorp Group	477	4,869
Vicinity Centres	3,313	8,712
		125,487
Health Care — 4.0%
Ansell	469	6,905
Cochlear	212	21,387
CSL	164	14,709
Healthscope	4,435	9,978
nib Holdings	2,088	7,347
Primary Health Care	4,015	12,481
Ramsay Health Care	125	7,486
Sonic Healthcare	872	15,230
		95,523
Industrials — 5.5%
Adelaide Brighton	1,646	7,394
ALS	886	3,434
Amcor	901	10,286
Aurizon Holdings	2,566	10,142
Boral	2,618	13,670
Brambles	907	9,272
CIMIC Group	239	5,312
CSR	2,625	7,661
DuluxGroup	3,058	15,433
Macquarie Atlas Roads Group	2,066	9,139
Orora	3,814	8,320
SEEK	318	4,037
Sydney Airport	2,728	15,676
Transurban Group	1,308	12,486
		132,262
Oil & Gas — 0.9%
APA Group	1,012	7,469
Caltex Australia	249	6,276
Santos	1,022	3,410
Woodside Petroleum	213	4,295
		21,450
Real Estate Investment Trusts — 6.0%
BWP Trust	5,235	15,239
Dexus Property Group	1,921	14,265
Goodman Group	3,108	17,811

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
GPT Group	3,859	$16,454
Investa Office Fund	5,803	20,200
Mirvac Group	9,004	15,056
Scentre Group	4,740	19,094
Shopping Centres Australasia Property Group	7,891	14,334
Westfield	1,353	10,983
		143,436
Telecommunications — 1.1%
Telstra	1,231	5,399
TPG Telecom	1,308	12,754
Vocus Communications	1,167	7,921
		26,074
Utilities — 3.6%
AGL Energy	1,948	30,470
AusNet Services	14,548	19,571
DUET Group	2,825	5,776
Origin Energy	831	3,474
Spark Infrastructure Group	13,020	25,926
		85,217
TOTAL AUSTRALIA		927,866
HONG KONG— 28.9%
Consumer Goods — 6.8%
First Pacific	18,683	14,494
Li & Fung	11,409	5,705
Prada	1,579	4,690
Shenzhou International Group Holdings	4,244	22,369
Techtronic Industries	6,274	26,560
Vitasoy International Holdings	15,255	28,898
Yue Yuen Industrial Holdings	14,793	60,049
		162,765
Consumer Services — 3.1%
Cathay Pacific Airways	7,464	12,119
Esprit Holdings	17,095	13,703
Kingston Financial Group	10,661	4,712
MTR	7,028	39,759
Wynn Macau	2,012	3,267
		73,560
Financials — 7.7%
AIA Group	526	3,257
Bank of East Asia	1,921	7,934
Cheung Kong Property Holdings	872	6,225
Dah Sing Financial Holdings	1,782	11,942

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Haitong International Securities Group	20,136	$12,144
Hang Lung Group	4,497	14,546
Hang Lung Properties	1,933	4,185
Hang Seng Bank	585	10,441
Henderson Land Development	699	4,162
Hopewell Holdings	6,202	20,580
Hysan Development	4,405	20,265
Kerry Properties	3,519	9,614
New World Development	4,313	5,013
Sino Land	5,218	9,306
Sun Hung Kai Properties	727	10,399
Swire Properties	5,105	14,210
Wharf Holdings	1,378	9,492
Wheelock	2,170	11,619
		185,334
Industrials — 2.3%
AAC Technologies Holdings	781	7,287
CK Hutchison Holdings	913	10,683
NWS Holdings	16,123	26,346
Swire Pacific, Cl A	866	10,345
		54,661
Oil & Gas — 0.0%
Hanergy Thin Film Power Group *(A) (B)	29,000	37
Real Estate Investment Trusts — 1.3%
Link	4,273	31,883
Technology — 1.1%
ASM Pacific Technology	1,006	7,474
VTech Holdings	1,643	17,859
		25,333
Telecommunications — 1.8%
PCCW	58,395	42,517
Utilities — 4.8%
Cheung Kong Infrastructure Holdings	2,853	25,221
CLP Holdings	2,446	25,469
HK Electric Investments & HK Electric Investments (C)	26,079	24,970
Hong Kong & China Gas	3,811	7,072
Power Assets Holdings	3,192	31,241
		113,973
TOTAL HONG KONG		690,063
NEW ZEALAND— 11.2%
Consumer Services — 1.2%
SKY Network Television	2,667	9,406

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
SKYCITY Entertainment Group	2,319	$8,479
Trade Me Group	3,279	12,108
		29,993
Health Care — 1.8%
Fisher & Paykel Healthcare	2,647	20,045
Ryman Healthcare	3,343	22,977
		43,022
Industrials — 3.2%
Auckland International Airport	4,988	26,548
Fletcher Building	1,906	13,320
Infratil	15,529	37,741
		77,609
Oil & Gas — 0.5%
Z Energy	1,752	10,829
Real Estate Investment Trusts — 1.1%
Kiwi Property Group	23,389	26,314
Telecommunications — 0.3%
Spark New Zealand	2,500	7,113
Utilities — 3.1%
Contact Energy	8,210	31,974
Mercury	14,704	33,192
Meridian Energy	4,644	9,378
		74,544
TOTAL NEW ZEALAND		269,424
SINGAPORE— 21.0%
Consumer Goods — 1.4%
Golden Agri-Resources	38,941	10,438
Thai Beverage	13,585	10,469
Wilmar International	5,473	12,591
		33,498
Consumer Services — 2.7%
ComfortDelGro	3,557	7,468
Dairy Farm International Holdings	2,242	14,977
Genting Singapore	23,885	13,960
Singapore Airlines	2,702	22,089
Singapore Press Holdings	2,003	5,637
		64,131
Financials — 6.2%
Ascendas Real Estate Investment Trust	10,398	18,967
CapitaLand	3,528	8,327
City Developments	1,581	10,017

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
DBS Group Holdings	717	$8,226
Global Logistic Properties	4,888	6,969
Hongkong Land Holdings	2,625	16,800
Mapletree Industrial Trust	21,778	29,349
Oversea-Chinese Banking	1,373	8,791
Singapore Exchange	1,183	6,632
Suntec Real Estate Investment Trust	12,891	16,029
United Overseas Bank	669	9,066
UOL Group	2,394	10,285
		149,458
Industrials — 4.4%
Jardine Matheson Holdings	185	10,970
Jardine Strategic Holdings	273	8,354
SATS	7,638	24,852
Singapore Post	9,572	10,227
Singapore Technologies Engineering	3,245	7,949
Venture	5,772	38,248
Yangzijiang Shipbuilding Holdings	8,984	5,819
		106,419
Oil & Gas — 0.4%
Keppel	931	3,639
Sembcorp Industries	2,865	5,909
		9,548
Real Estate Investment Trusts — 4.9%
CapitaLand Commercial Trust	12,265	13,743
CapitaLand Mall Trust	12,623	20,113
Fortune Real Estate Investment Trust	27,864	35,585
Keppel	18,348	14,549
Mapletree Commercial Trust	15,114	17,836
Mapletree Greater China Commercial Trust	19,652	15,729
		117,555
Telecommunications — 1.0%
Singapore Telecommunications	3,015	9,383
StarHub	5,037	14,701
		24,084
TOTAL SINGAPORE		504,693
TOTAL COMMON STOCK
(Cost $2,228,548)		2,392,046
TOTAL INVESTMENTS — 99.8%
(Cost $2,228,548)†		$2,392,046

Percentages are based on Net Assets of $2,397,814.

*	Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $37 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $37 and represented 0.0% of Net Assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $24,970 and represents 1.0% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $2,228,548, and the unrealized appreciation and depreciation were $238,011 and $(74,513), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock
Australia	$927,866	$—	$—	$927,866
Hong Kong	690,026	—	37	690,063
New Zealand	269,424	—	—	269,424
Singapore	504,693	—	—	504,693
Total Investments in Securities	$2,392,009	$—	$37	$2,392,046

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — 88.4%
CANADA— 37.8%
Oil & Gas — 3.8%
Canadian Solar *	18,659	$264,958
Utilities — 34.0%
Brookfield Renewable Partners	24,226	751,974
Innergex Renewable Energy	27,011	323,954
Northland Power	36,204	681,019
TransAlta Renewables	57,326	619,396
		2,376,343
TOTAL CANADA		2,641,301
GUERNSEY— 4.4%
Financials — 4.4%
Renewables Infrastructure Group	218,391	305,616
SPAIN— 4.3%
Utilities — 4.3%
Saeta Yield	29,611	303,776
UNITED STATES— 41.9%
Financials — 4.9%
NRG Yield, Cl A	20,137	345,954
Oil & Gas — 9.8%
8Point3 Energy Partners, Cl A	9,475	156,622
Pattern Energy Group, Cl A	21,581	525,928
		682,550
Real Estate Investment Trusts — 4.7%
Hannon Armstrong Sustainable Infrastructure Capital	14,553	327,297
Utilities — 22.5%
Atlantica Yield	30,141	607,341
NextEra Energy Partners	10,634	332,100
TerraForm Global, Cl A	54,691	190,325
TerraForm Power, Cl A	37,552	441,612
		1,571,378
TOTAL UNITED STATES		2,927,179
TOTAL COMMON STOCK
(Cost $5,793,714)		6,177,872

EXCHANGE TRADED FUNDS — 11.4%
United Kingdom — 11.4%
Bluefield Solar Income Fund	101,170	135,667
Foresight Solar Fund	91,950	120,862
Greencoat UK Wind	197,580	295,118
John Laing Environmental Assets Group	84,910	115,836

Schedule of Investments (Unaudited)	July 31, 2016

Global X YieldCo Index ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — continued
NextEnergy Solar Fund	93,730	$127,557
TOTAL EXCHANGE TRADED FUND
(Cost $859,659)		795,040

U.S. TREASURY OBLIGATION — 7.1%
United States Treasury Bill
0.450%, 08/25/16 (A)
(Cost $499,950)	$500,000	499,942
TOTAL INVESTMENTS — 106.9%
(Cost $7,153,323)†		$7,472,854

Percentages are based on Net Assets of $6,987,891.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $7,153,323, and the unrealized appreciation and depreciation were $660,709 and $(341,178), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,177,872	$—	$—	$6,177,872
Exchange Traded Funds	795,040	—	—	795,040
U.S. Treasury Obligation	—	499,942	—	499,942
Total Investments in Securities	$6,972,912	$499,942	$—	$7,472,854

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 100.0%
IRELAND— 0.1%
Technology — 0.1%
Seagate Technology	315	$10,089
SWITZERLAND— 0.1%
Industrials — 0.1%
TE Connectivity	377	22,725
UNITED STATES— 99.8%
Basic Materials — 2.2%
Air Products & Chemicals	209	31,229
Alcoa	1,389	14,751
Avery Dennison	90	7,010
CF Industries Holdings	240	5,923
Dow Chemical	1,185	63,599
Eastman Chemical	150	9,785
Ecolab	285	33,738
EI du Pont de Nemours	929	64,258
FMC	135	6,418
Freeport-McMoRan Copper & Gold	1,316	17,055
International Flavors & Fragrances	89	11,859
International Paper	433	19,836
LyondellBasell Industries, Cl A	360	27,094
Mosaic	373	10,071
Newmont Mining	553	24,333
Nucor	330	17,701
PPG Industries	285	29,842
Praxair	300	34,962
		429,464
Consumer Discretionary — 0.1%
PulteGroup	330	6,989
Under Armour, Cl C *	198	7,069
		14,058
Consumer Goods — 10.9%
Activision Blizzard	538	21,606
Altria Group	2,040	138,108
Archer-Daniels-Midland	615	27,724
BorgWarner	225	7,466
Brown-Forman, Cl B	105	10,310
Campbell Soup	181	11,271
Clorox	135	17,694
Coach	285	12,286
Coca-Cola	4,065	177,356
Colgate-Palmolive	930	69,220
ConAgra Foods	450	21,042

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Constellation Brands, Cl A	180	$29,633
Delphi Automotive	285	19,329
DR Horton	345	11,344
Dr Pepper Snapple Group	195	19,209
Electronic Arts *	315	24,041
Estee Lauder, Cl A	238	22,110
Ford Motor	4,046	51,222
Garmin	120	6,520
General Mills	615	44,212
General Motors	1,455	45,891
Genuine Parts	150	15,336
Goodyear Tire & Rubber	270	7,741
Hanesbrands	392	10,451
Harley-Davidson	195	10,319
Harman International Industries	75	6,198
Hasbro	120	9,748
Hershey	150	16,614
Hormel Foods	285	10,645
JM Smucker	120	18,499
Johnson Controls	675	30,995
Kellogg	268	22,166
Kimberly-Clark	375	48,581
Kraft Heinz	631	54,512
Leggett & Platt	135	7,097
Lennar, Cl A	193	9,032
LKQ *	315	10,833
Mattel	358	11,950
McCormick	120	12,270
Mead Johnson Nutrition, Cl A	195	17,394
Michael Kors Holdings *	180	9,310
Mohawk Industries *	61	12,745
Molson Coors Brewing, Cl B	195	19,921
Mondelez International, Cl A	1,622	71,337
Monsanto	464	49,541
Monster Beverage *	149	23,934
Newell Rubbermaid	478	25,076
NIKE, Cl B	1,382	76,702
PepsiCo	1,515	165,014
Philip Morris International	1,620	162,421
Procter & Gamble	2,789	238,711
PVH	90	9,095
Ralph Lauren, Cl A	60	5,885
Reynolds American	868	43,452
Snap-On	105	16,503

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Stanley Black & Decker	257	$31,277
Tyson Foods, Cl A	317	23,331
Under Armour, Cl A *	193	7,616
VF	345	21,538
Whirlpool	76	14,619
		2,146,003
Consumer Services — 14.4%
Advance Auto Parts	75	12,740
Alaska Air Group	210	14,116
Amazon.com *	402	305,042
American Airlines Group	1,009	35,820
AmerisourceBergen, Cl A	374	31,861
AutoNation *	75	4,001
AutoZone *	30	24,419
Bed Bath & Beyond	165	7,417
Best Buy	298	10,013
Cardinal Health	660	55,176
CarMax *	195	11,361
Carnival	452	21,117
CBS, Cl B	435	22,716
Chipotle Mexican Grill, Cl A *	30	12,720
Comcast, Cl A	2,508	168,662
Costco Wholesale	465	77,757
CVS Health	1,124	104,217
Darden Restaurants	120	7,387
Delta Air Lines	1,348	52,235
Discovery Communications, Cl A *	150	3,764
Discovery Communications, Cl C *	253	6,209
Dollar General	300	28,422
Dollar Tree *	240	23,110
Dun & Bradstreet	60	7,755
eBay *	1,112	34,650
Expedia	120	13,998
Foot Locker	135	8,049
Gap	240	6,190
H&R Block	240	5,710
Home Depot	1,290	178,329
Interpublic Group	420	9,685
Kohl's	195	8,110
Kroger	994	33,985
L Brands	270	19,953
Lowe's	915	75,285
Macy's	315	11,286

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Marriott International, Cl A	195	$13,982
McDonald's	914	107,532
McKesson	464	90,276
Netflix *	450	41,063
News	105	1,411
News, Cl A	390	5,058
Nielsen Holdings	628	33,824
Nordstrom	135	5,971
Omnicom Group	240	19,750
O'Reilly Automotive *	104	30,225
priceline.com *	51	68,891
Robert Half International	225	8,222
Ross Stores	420	25,969
Royal Caribbean Cruises	180	13,039
Scripps Networks Interactive, Cl A	105	6,936
Signet Jewelers	77	6,769
Southwest Airlines	1,108	41,007
Staples	673	6,252
Starbucks	1,517	88,062
Starwood Hotels & Resorts Worldwide	180	14,051
Sysco	553	28,640
Target	615	46,328
TEGNA	225	4,928
Tiffany	120	7,742
Time Warner	811	62,163
TJX	690	56,386
Tractor Supply	135	12,373
TripAdvisor *	120	8,396
Twenty-First Century Fox, Cl A	1,142	30,423
Twenty-First Century Fox, Cl B	450	12,164
Ulta Salon Cosmetics & Fragrance *	61	15,934
United Continental Holdings *	584	27,384
Urban Outfitters *	90	2,691
Viacom, Cl B	360	16,369
Walgreens Boots Alliance	900	71,325
Wal-Mart Stores	1,591	116,096
Walt Disney	1,547	148,434
Whole Foods Market	330	10,058
Wyndham Worldwide	120	8,522
Wynn Resorts	90	8,816
Yum! Brands	420	37,556
		2,814,285

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — 14.0%
Affiliated Managers Group *	60	$8,807
Aflac	435	31,442
Allstate	390	26,649
American Express	839	54,083
American International Group	1,155	62,878
Ameriprise Financial	167	16,005
Aon	272	29,123
Arthur J Gallagher	180	8,854
Assurant	60	4,981
Bank of America	10,677	154,710
Bank of New York Mellon	1,123	44,246
BB&T	853	31,450
Berkshire Hathaway, Cl B *	1,949	281,182
BlackRock, Cl A	134	49,078
Capital One Financial	527	35,351
CBRE Group, Cl A *	300	8,535
Charles Schwab	1,245	35,383
Chubb	480	60,125
Cincinnati Financial	150	11,205
Citigroup	3,045	133,401
Citizens Financial Group	553	12,348
CME Group, Cl A	347	35,477
Comerica	180	8,143
Discover Financial Services	435	24,725
E*TRADE Financial *	285	7,148
Equifax	210	27,817
Fifth Third Bancorp	797	15,127
Franklin Resources	390	14,114
Goldman Sachs Group	405	64,318
Hartford Financial Services Group	405	16,139
Huntington Bancshares	825	7,838
Intercontinental Exchange	120	31,704
Invesco	435	12,693
JPMorgan Chase	3,795	242,766
KeyCorp	885	10,355
Legg Mason	105	3,585
Leucadia National	345	6,300
Lincoln National	255	11,136
Loews	283	11,696
M&T Bank	165	18,902
Marsh & McLennan	540	35,505
Mastercard, Cl A	1,019	97,050
MetLife	1,143	48,852
Moody's	180	19,082

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	1,575	$45,250
Nasdaq	120	8,491
Navient	347	4,927
Northern Trust	225	15,208
People's United Financial	328	4,972
PNC Financial Services Group	525	43,391
Principal Financial Group	285	13,290
Progressive	600	19,506
Prudential Financial	465	35,010
Regions Financial	1,322	12,123
S&P Global	270	32,994
State Street	407	26,772
SunTrust Banks	525	22,202
Synchrony Financial	868	24,200
T Rowe Price Group	255	18,026
Torchmark	120	7,424
Travelers	300	34,866
Unum Group	240	8,018
US Bancorp	1,680	70,846
Visa, Cl A	1,995	155,709
Wells Fargo	4,799	230,208
Western Union	512	10,240
Willis Towers Watson	150	18,543
XL Group	300	10,383
Zions Bancorporation	210	5,855
		2,748,762
Health Care — 13.7%
AbbVie	3,299	218,492
Aetna	720	82,951
Alexion Pharmaceuticals *	451	57,999
Anthem	539	70,792
Baxter International	1,123	53,926
Biogen Idec *	449	130,179
Boston Scientific *	2,765	67,134
Celgene *	1,575	176,699
Centene *	345	24,340
CR Bard	150	33,560
DaVita HealthCare Partners *	330	25,588
DENTSPLY SIRONA	480	30,739
Edwards Lifesciences *	435	49,816
Eli Lilly	1,980	164,122
Express Scripts Holding *	1,289	98,054
Gilead Sciences	2,714	215,682

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	165	$29,862
Hologic *	494	19,014
Humana	300	51,765
Illumina *	300	49,905
Intuitive Surgical *	75	52,182
Laboratory Corp of America Holdings *	210	29,308
Mallinckrodt *	225	15,152
Medtronic	2,864	250,973
Patterson	165	8,144
Quest Diagnostics	285	24,613
Regeneron Pharmaceuticals *	159	67,594
St. Jude Medical	583	48,412
Stryker	644	74,885
UnitedHealth Group	1,935	277,092
Varian Medical Systems *	195	18,474
Vertex Pharmaceuticals *	511	49,567
Waters *	165	26,223
Zimmer Biomet Holdings	406	53,243
Zoetis, Cl A	930	46,937
		2,693,418
Industrials — 10.8%
3M	1,064	189,775
Accenture, Cl A	660	74,456
Acuity Brands	75	19,682
Allegion	165	11,944
Alliance Data Systems *	60	13,897
AMETEK	405	19,047
Amphenol, Cl A	328	19,523
Automatic Data Processing	480	42,696
Ball	181	12,792
Caterpillar	1,021	84,498
CH Robinson Worldwide	253	17,614
Cintas	150	16,091
CSRA	148	3,984
CSX	1,663	47,113
Cummins	272	33,393
Deere	523	40,642
Dover	270	19,286
Eaton	795	50,411
Emerson Electric	1,123	62,776
Expeditors International of Washington	315	15,570
Fastenal	508	21,717
FedEx	436	70,588

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fidelity National Information Services	285	$22,666
Fiserv *	240	26,486
FLIR Systems	150	4,887
Flowserve	225	10,766
Global Payments	164	12,244
Illinois Tool Works	570	65,778
Ingersoll-Rand	448	29,684
Jacobs Engineering Group *	210	11,239
JB Hunt Transport Services	150	12,470
Kansas City Southern	193	18,549
Martin Marietta Materials	61	12,362
Masco	583	21,268
Norfolk Southern	510	45,788
Owens-Illinois *	165	3,100
PACCAR	613	36,149
Parker-Hannifin	240	27,406
Paychex	330	19,562
PayPal Holdings *	1,155	43,012
Pentair	315	20,103
Quanta Services *	270	6,912
Republic Services, Cl A	418	21,427
Rockwell Automation	225	25,740
Roper Technologies	180	30,665
Ryder System	90	5,931
Sealed Air	208	9,813
Sherwin-Williams	83	24,878
Stericycle *	150	13,541
Teradata *	135	3,831
Total System Services	180	9,166
TransDigm Group *	90	25,157
Tyco International	735	33,493
Union Pacific	1,469	136,690
United Parcel Service, Cl B	1,200	129,721
United Rentals *	150	11,951
United Technologies	1,351	145,435
Verisk Analytics, Cl A *	270	23,026
Vulcan Materials	135	16,737
Waste Management	721	47,672
Westrock	268	11,500
WW Grainger	104	22,760
Xerox	1,003	10,331
Xylem	313	14,965
		2,112,356

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 6.9%
Anadarko Petroleum	538	$29,337
Apache	390	20,475
Baker Hughes	463	22,145
Cabot Oil & Gas	480	11,842
Chesapeake Energy *	605	3,279
Chevron	1,966	201,476
Cimarex Energy	105	12,602
Concho Resources *	135	16,767
ConocoPhillips	1,288	52,576
Devon Energy	551	21,092
Diamond Offshore Drilling	60	1,363
EOG Resources	570	46,569
EQT	181	13,188
Exxon Mobil	4,336	385,686
First Solar *	75	3,501
FMC Technologies *	240	6,091
Halliburton	898	39,207
Helmerich & Payne	118	7,312
Hess	270	14,486
Kinder Morgan	1,916	38,952
Marathon Oil	883	12,044
Marathon Petroleum	553	21,783
Murphy Oil	165	4,526
National Oilwell Varco	390	12,617
Newfield Exploration *	210	9,093
Noble Energy	450	16,074
Occidental Petroleum	795	59,410
Phillips 66	493	37,498
Pioneer Natural Resources	165	26,824
Range Resources	180	7,256
Schlumberger	1,456	117,238
Southwestern Energy *	483	7,042
Spectra Energy	716	25,755
Tesoro	120	9,138
Transocean	360	3,956
Valero Energy	493	25,774
Williams	718	17,210
		1,361,184
Real Estate Investment Trusts — 3.2%
American Tower, Cl A	437	50,592
Apartment Investment & Management, Cl A	165	7,585
AvalonBay Communities	136	25,248
Boston Properties	165	23,451

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Crown Castle International	345	$33,475
Digital Realty Trust	150	15,669
Equinix	75	27,965
Equity Residential	375	25,496
Essex Property Trust	68	15,904
Extra Space Storage	135	11,613
Federal Realty Investment Trust	75	12,728
General Growth Properties	600	19,170
HCP	480	18,830
Host Hotels & Resorts	780	13,837
Iron Mountain	256	10,550
Kimco Realty	433	13,899
Macerich	135	12,047
ProLogis	540	29,425
Public Storage	150	35,839
Realty Income	271	19,368
Simon Property Group	316	71,746
SL Green Realty	105	12,371
UDR	270	10,052
Ventas	345	26,275
Vornado Realty Trust	180	19,332
Welltower	376	29,828
Weyerhaeuser	784	25,652
		617,947
Technology — 17.3%
Adobe Systems *	525	51,377
Akamai Technologies *	180	9,095
Alphabet, Cl A *	308	243,734
Alphabet, Cl C *	310	238,325
Analog Devices	317	20,234
Apple	5,744	598,582
Applied Materials	1,144	30,076
Autodesk *	240	14,268
Broadcom	390	63,172
CA	315	10,915
Cerner *	615	38,370
Cisco Systems	5,268	160,832
Citrix Systems *	165	14,706
Cognizant Technology Solutions, Cl A *	630	36,219
EMC	2,045	57,833
F5 Networks *	75	9,257
Facebook, Cl A *	2,429	301,051
Hewlett Packard Enterprise	1,746	36,701

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
HP	1,800	$25,218
Intel	4,952	172,626
International Business Machines	930	149,376
Intuit	270	29,967
Juniper Networks	373	8,463
KLA-Tencor	165	12,492
Lam Research	165	14,812
Linear Technology	255	15,297
Microchip Technology	225	12,519
Micron Technology *	1,080	14,839
Microsoft	8,235	466,760
Motorola Solutions	165	11,448
NetApp	300	7,905
NVIDIA	525	29,978
Oracle	3,255	133,585
Pitney Bowes	330	6,372
Qorvo *	135	8,536
QUALCOMM	1,547	96,811
Red Hat *	195	14,682
salesforce.com *	660	53,988
Skyworks Solutions	195	12,874
Symantec	643	13,136
Texas Instruments	1,050	73,238
VeriSign *	105	9,094
Western Digital	298	14,158
Xilinx	270	13,792
Yahoo! *	913	34,867
		3,391,580
Telecommunications — 2.8%
AT&T	6,390	276,623
CenturyLink	568	17,858
Frontier Communications	1,213	6,308
Level 3 Communications *	300	15,180
Verizon Communications	4,230	234,384
		550,353
Utilities — 3.5%
AES	688	8,497
Ameren	255	13,372
American Electric Power	510	35,343
American Water Works	180	14,864
CenterPoint Energy	450	10,764

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	298	$13,464
Consolidated Edison	316	25,305
Dominion Resources	646	50,402
DTE Energy	193	18,821
Duke Energy	722	61,797
Edison International	343	26,541
Entergy	193	15,708
Eversource Energy	330	19,302
Exelon	971	36,199
FirstEnergy	448	15,644
NextEra Energy	480	61,580
NiSource	343	8,801
NRG Energy	330	4,567
ONEOK	223	9,988
PG&E	523	33,441
Pinnacle West Capital	120	9,464
PPL	716	27,000
Public Service Enterprise Group	538	24,753
SCANA	150	11,241
Sempra Energy	253	28,306
Southern	990	52,965
WEC Energy Group	330	21,420
Xcel Energy	538	23,661
		683,210
TOTAL UNITED STATES		19,562,620
TOTAL COMMON STOCK
(Cost $19,436,236)		19,595,434
TOTAL INVESTMENTS — 100.0%
(Cost $19,436,236)†		$19,595,434

Percentages are based on Net Assets of $19,601,564.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $19,436,236, and the unrealized appreciation and depreciation were $318,724 and $(159,526), respectively.

Cl — Class

S&P — Standard & Poor's

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2016

Global X S&P 500® Catholic Values ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1000

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.5%
CHINA— 65.6%
Consumer Goods — 36.8%
ANTA Sports Products (A)	735,796	$1,638,484
Belle International Holdings, Cl A	4,292,296	2,837,580
BYD, Cl H * (A)	605,900	3,841,555
China Yurun Food Group *	1,132,788	166,416
Dongfeng Motor Group, Cl H	2,558,946	3,155,834
Great Wall Motor, Cl H	2,796,897	2,901,439
Guangzhou Automobile Group, Cl H	1,772,617	2,275,178
Hengan International Group	363,149	3,051,220
Li Ning *	1,245,769	651,785
Tingyi Cayman Islands Holding (A)	1,629,625	1,409,131
Tsingtao Brewery, Cl H (A)	289,517	1,020,405
Want Want China Holdings (A)	4,074,209	2,493,894
		25,442,921
Consumer Services — 25.9%
Air China, Cl H	1,517,628	1,159,741
Alibaba Group Holding ADR *	42,987	3,545,568
China Southern Airlines, Cl H	1,406,995	928,333
Ctrip.com International ADR *	70,562	3,081,443
E-Commerce China Dangdang ADR, Cl A *	23,882	149,024
Golden Eagle Retail Group	370,147	415,464
GOME Electrical Appliances Holding (A)	9,866,505	1,195,177
Intime Retail Group	1,515,884	1,193,571
JD.com ADR * (A)	113,577	2,458,942
New Oriental Education & Technology Group ADR	26,102	1,150,054
Vipshop Holdings ADR *	182,114	2,591,482
		17,868,799
Industrials — 2.9%
China Resources Beer Holdings (A)	1,023,688	1,981,429
TOTAL CHINA		45,293,149
HONG KONG— 33.9%
Consumer Goods — 21.7%
Biostime International Holdings (A)	155,000	502,355
China Agri-Industries Holdings	1,758,556	611,872
China Foods	613,213	233,117
China Mengniu Dairy	1,957,252	3,268,834
Li & Fung	4,954,200	2,477,116
Qinqin Foodstuffs Group Cayman *	72,629	26,862
Shenzhou International Group Holdings	430,762	2,270,396
Skyworth Digital Holdings	1,552,987	1,158,744
Uni-President China Holdings (A)	1,113,743	853,971
WH Group (B)	4,524,300	3,562,326
		14,965,593

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Consumer ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued
Consumer Services — 12.2%
China Dongxiang Group	2,901,688	$572,115
Chow Tai Fook Jewellery Group	931,979	718,205
Galaxy Entertainment Group	913,000	3,035,509
Melco Crown Entertainment ADR	204,313	2,852,210
Sun Art Retail Group	1,850,925	1,285,638
		8,463,677
TOTAL HONG KONG		23,429,270
TOTAL COMMON STOCK
(Cost $90,373,484)		68,722,419

RIGHTS — 0.2%
Hong Kong — 0.2%
China Resources Beer Holdings* # (A) (C) (D)
(Cost $–)	341,229	137,196

REPURCHASE AGREEMENTS (E) — 15.3%
Barclays Bank
0.32%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $8,000,213 (collateralized by U.S. Treasury Obligations, ranging in par value $2-$1,533,021, 0.000%-8.750%, 08/15/16-08/15/42, with a total market value of $8,160,000)	$8,000,000	8,000,000
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price $2,533,126 (collateralized by U.S. Treasury Obligations, par value $2,386,283, 2.375%, 08/15/24 with a total market value of $2,553,039)	2,533,048	2,533,048
TOTAL REPURCHASE AGREEMENTS
(Cost $10,533,048)		10,533,048
TOTAL INVESTMENTS — 115.0%
(Cost $100,906,532)†		$79,392,663

Percentages are based on Net Assets of $69,065,940.

*	Non-income producing security.
#	Expiration date is unavailable.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $9,970,231.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $3,562,326 and represents 5.2% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $137,196 and represents 0.2% of Net Assets.
(D)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $137,196 and represented 0.2% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $10,533,048.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $100,906,532, and the unrealized appreciation and depreciation were $4,915,527 and $(26,429,396), respectively.

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Consumer ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,722,419	$—	$—	$68,722,419
Rights	—	137,196	—	137,196
Repurchase Agreements	—	10,533,048	—	10,533,048
Total Investments in Securities	$68,722,419	$10,670,244	$—	$79,392,663

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.5%
CHINA— 50.0%
Basic Materials — 7.9%
China Coal Energy, Cl H	34,591	$18,232
China Shenhua Energy, Cl H	45,230	86,381
Yanzhou Coal Mining, Cl H	29,475	18,118
		122,731
Consumer Goods — 0.5%
Tianneng Power International	11,215	7,703
Oil & Gas — 29.7%
China Longyuan Power Group, Cl H	51,526	41,301
China Oilfield Services, Cl H	30,166	23,519
China Petroleum & Chemical, Cl H	233,027	165,462
Huaneng Renewables, Cl H	57,800	18,472
JA Solar Holdings ADR *	503	3,516
JinkoSolar Holding ADR *	399	7,293
Kunlun Energy	51,305	38,743
PetroChina, Cl H	231,013	156,590
Trina Solar ADR *	559	4,612
		459,508
Utilities — 11.9%
CGN Power, Cl H (A)	140,400	41,433
Datang International Power Generation, Cl H	49,812	12,902
ENN Energy Holdings	12,611	60,049
Huadian Fuxin Energy, Cl H	40,100	9,302
Huadian Power International, Cl H	28,561	13,508
Huaneng Power International, Cl H	77,361	47,354
		184,548
TOTAL CHINA		774,490
HONG KONG— 49.5%
Basic Materials — 0.5%
Shougang Fushan Resources Group	47,315	8,414
Industrials — 3.1%
Beijing Enterprises Holdings	8,523	47,997
Oil & Gas — 15.3%
China Gas Holdings	25,237	39,872
CNOOC	128,885	154,131
GCL-Poly Energy Holdings	200,011	27,321
Shunfeng International Clean Energy *	42,700	5,393
Xinjiang Goldwind Science & Technology, Cl H	7,340	9,951
		236,668
Utilities — 30.6%
Beijing Jingneng Clean Energy, Cl H	34,600	10,434
China Power International Development	58,684	23,897

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Power New Energy Development	6,620	$3,950
China Resources Gas Group	13,350	39,138
China Resources Power Holdings	31,031	49,426
CLP Holdings	17,130	178,365
Concord New Energy Group	78,700	4,868
Hong Kong & China Gas	43,386	80,511
Power Assets Holdings	7,440	72,819
Towngas China	16,280	9,881
		473,289
TOTAL HONG KONG		766,368
TOTAL INVESTMENTS — 99.5%
(Cost $2,274,098)†		$1,540,858

Percentages are based on Net Assets of $1,548,126.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $41,433 and represents 2.7% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $2,274,098, and the unrealized appreciation and depreciation were $52,448 and $(785,688), respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 70.0%
Financials — 70.0%
Agile Group Holdings	118,312	$67,694
Agricultural Bank of China, Cl H	2,126,688	781,070
Bank of China, Cl H	1,928,034	792,586
Bank of Communications, Cl H	636,171	428,762
China Citic Bank, Cl H	672,222	424,473
China Construction Bank, Cl H	2,589,826	1,735,462
China Everbright Bank, Cl H	223,100	96,888
China Galaxy Securities, Cl H	275,800	238,483
China Life Insurance, Cl H	305,940	697,043
China Merchants Bank, Cl H	301,934	645,894
China Minsheng Banking, Cl H	473,055	493,175
China Pacific Insurance Group, Cl H	189,612	669,511
Chongqing Rural Commercial Bank, Cl H	191,567	100,475
CITIC Securities, Cl H	168,196	357,636
Country Garden Holdings	596,897	243,068
Guangzhou R&F Properties	77,693	117,542
Industrial & Commercial Bank of China, Cl H	3,016,037	1,706,248
Longfor Properties	95,738	130,777
PICC Property & Casualty, Cl H	361,142	559,401
Ping An Insurance Group of China, Cl H	155,814	726,869
Shui On Land	257,801	69,434
Sino-Ocean Group Holding	219,352	92,716
SOHO China	160,159	73,888
TOTAL CHINA		11,249,095
HONG KONG— 29.7%
Financials — 25.3%
Cheung Kong Property Holdings	116,350	830,648
China Everbright	65,941	125,765
China Evergrande Group	292,961	184,612
China Jinmao Holdings Group	311,258	86,639
China Overseas Land & Investment	239,366	786,582
China Resources Land	210,408	522,770
China Taiping Insurance Holdings *	110,830	217,091
Haitong Securities, Cl H	227,100	368,747
KWG Property Holding	90,285	55,847
New China Life Insurance, Cl H	71,111	251,548
People's Insurance Group of China, Cl H	624,100	239,669
Poly Property Group	150,607	40,563
Shenzhen Investment	220,118	89,636
Shimao Property Holdings	89,104	116,203
Sunac China Holdings	138,600	86,983

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yuexiu Property	473,545	$61,024
		4,064,327
Industrials — 4.4%
CK Hutchison Holdings	60,550	708,502
TOTAL HONG KONG		4,772,829
TOTAL INVESTMENTS — 99.7%
(Cost $21,116,689)†		$16,021,924

Percentages are based on Net Assets of $16,078,111.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $21,116,689, and the unrealized appreciation and depreciation were $86,345 and $(5,181,110), respectively.

Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 63.1%
Basic Materials — 1.3%
China Zhongwang Holdings	100,788	$44,939
Consumer Goods — 5.8%
BYD, Cl H *	33,194	210,458
Consumer Services — 1.4%
Guangshen Railway, Cl H	101,848	49,874
Industrials — 54.6%
Anhui Conch Cement, Cl H	67,787	177,767
China Communications Construction, Cl H	149,833	163,736
China COSCO Holdings, Cl H *	182,532	63,745
China Lesso Group Holdings	68,855	38,953
China National Building Material, Cl H	205,347	94,206
China National Materials	75,556	18,500
China Railway Construction, Cl H	135,141	161,962
China Railway Group, Cl H	220,258	165,762
China Shanshui Cement Group (A) (B)	195,552	7,926
China Shipping Container Lines, Cl H *	260,982	54,484
China Shipping Development, Cl H	81,484	46,098
CRRC	183,013	167,685
Dongfang Electric, Cl H	22,993	18,193
First Tractor, Cl H	28,341	14,572
Haitian International Holdings	45,046	75,464
Harbin Power Equipment, Cl H	44,211	20,339
Hollysys Automation Technologies *	3,000	58,770
Jiangsu Expressway, Cl H	90,699	128,101
Metallurgical Corp of China, Cl H	213,701	64,992
Shanghai Electric Group, Cl H	187,871	77,957
Weichai Power, Cl H	69,388	83,159
Zhejiang Expressway, Cl H	106,010	109,426
Zhuzhou CRRC Times Electric, Cl H	30,913	170,501
		1,982,298
TOTAL CHINA		2,287,569
HONG KONG— 33.9%
Consumer Goods — 3.0%
AviChina Industry & Technology, Cl H	148,480	108,682
Industrials — 29.5%
Beijing Capital International Airport, Cl H	102,041	117,690
China Huarong Energy *	146,129	8,850
China International Marine Containers Group, Cl H	30,280	34,885
China Merchants Holdings International	62,461	183,118
China Resources Cement Holdings	122,221	44,416
China State Construction International Holdings	121,550	162,590

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO Pacific	119,400	$123,093
Shanghai Industrial Holdings	33,099	77,374
Shenzhen International Holdings	64,706	94,058
Sunny Optical Technology Group	48,274	192,226
Zoomlion Heavy Industry Science and Technology	93,600	31,723
		1,070,023
Oil & Gas — 1.4%
China High Speed Transmission Equipment Group	67,820	52,438
TOTAL HONG KONG		1,231,143
SINGAPORE— 2.8%
Industrials — 2.8%
Yangzijiang Shipbuilding Holdings	157,803	102,218
TOTAL INVESTMENTS — 99.8%
(Cost $5,574,982)†		$3,620,930

Percentages are based on Net Assets of $3,628,562.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $7,926 and represents 0.2% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $7,926 and represented 0.2% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $5,574,982, and the unrealized appreciation and depreciation were $104,013 and $(2,058,065), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,613,004	$—	$7,926	$3,620,930
Total Investments in Securities	$3,613,004	$—	$7,926	$3,620,930

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2015	$922,853
Transfers out of Level 3	(307,276)
Net purchases	1,651
Net sales	(313,391)
Realized loss	(197,840)
Change in unrealized appreciation (depreciation)	(98,071)
Ending Balance as of July 31, 2016	$7,926

For the period ended July 31, 2016, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of July 31, 2016 is $(46,500).

For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 64.4%
Basic Materials — 59.8%
Aluminum Corp of China, Cl H *	178,839	$57,616
Angang Steel, Cl H	105,724	51,636
China BlueChemical	191,309	38,213
China Hongqiao Group	92,542	61,775
China Molybdenum, Cl H	366,354	83,091
Dongyue Group *(A) (B)	104,857	14,746
Fosun International	43,140	56,372
Jiangxi Copper, Cl H	50,891	58,302
Maanshan Iron & Steel, Cl H *	174,025	38,797
Real Gold Mining *(A) (B)	97,864	1
Sinofert Holdings	176,730	20,953
Sinopec Shanghai Petrochemical, Cl H	133,950	65,249
Sinopec Yizheng Chemical Fibre, Cl H *	213,014	39,529
Zhaojin Mining Industry	79,884	91,620
Zijin Mining Group, Cl H	206,659	75,101
		753,001
Industrials — 4.6%
BBMG, Cl H	157,640	57,693
TOTAL CHINA		810,694
HONG KONG— 34.0%
Basic Materials — 24.0%
China Lumena New Materials *(A) (B)	1,950	3
China Precious Metal Resources Holdings *	778,400	24,476
China Silver Group	75,600	17,828
Fufeng Group	108,554	37,491
G-Resources Group	2,207,600	38,690
Kingboard Chemical Holdings	35,400	76,366
Nine Dragons Paper Holdings	81,270	64,514
Yingde Gases	120,279	42,780
		302,148
Industrials — 10.0%
Citic Pacific	40,340	60,926
TCC International Holdings	256,840	44,682
West China Cement	215,260	20,250
		125,858
TOTAL HONG KONG		428,006

Schedule of Investments (Unaudited)	July 31, 2016

Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 1.5%
Basic Materials — 1.5%
Midas Holdings	98,366	$17,943
TOTAL INVESTMENTS — 99.9%
(Cost $2,192,479)†		$1,256,643

Percentages are based on Net Assets of $1,258,369.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $14,750 and represents 1.2% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $14,750 and represented 1.2% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $2,192,479, and the unrealized appreciation and depreciation were $1,198 and $(937,034), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,241,893	$—	$14,750	$1,256,643
Total Investments in Securities	$1,241,893	$—	$14,750	$1,256,643

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2015	$668
Transfers into Level 3	14,746
Net purchases	13,064
Net sales	(804)
Realized loss	(97,680)
Change in unrealized appreciation (depreciation)	84,756
Ending Balance as of July 31, 2016	$14,750

For the period ended July 31, 2016, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of July 31, 2016 is $84,756.

For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 65.5%
Technology — 65.5%
21Vianet Group ADR *	15,844	$151,785
500.com ADR, Cl A *	6,798	124,199
Autohome ADR *	11,766	255,322
Baidu ADR *	5,531	882,748
Baozun ADR *	6,485	45,849
China Communications Services, Cl H	762,903	413,897
China Finance Online ADR *	6,963	29,941
Coolpad Group	1,046,115	183,341
Eastern Communications, Cl B	102,895	74,805
Kingdee International Software Group	552,849	174,547
Lenovo Group	1,607,983	1,040,223
NetEase ADR	5,552	1,134,107
Semiconductor Manufacturing International *	5,902,044	479,164
Shanghai Baosight Software, Cl B	76,890	139,863
Shanghai Potevio, Cl B *	41,755	72,278
SINA *	14,393	775,495
Sohu.com *	9,581	370,593
Travelsky Technology, Cl H	260,655	499,144
Weibo ADR *	16,033	521,714
YY ADR *	10,485	410,907
ZTE, Cl H	243,603	327,736
TOTAL CHINA		8,107,658
HONG KONG— 33.5%
Technology — 33.5%
Alibaba Health Information Technology *	676,609	469,967
ASM Pacific Technology	53,543	397,780
BYD Electronic International	211,881	161,096
China Electronics Holdings	278,200	66,682
China Public Procurement *	2,759,500	36,272
Chinasoft International *	639,886	258,100
Digital China Holdings	247,678	192,463
FIH Mobile	964,559	328,151
Heng Xin China Holdings *	1,406,400	19,574
HKBN	210,000	250,595
Hua Hong Semiconductor (A)	104,000	97,434
National Agricultural Holdings *	276,200	69,406
New Sports Group *	3,946,200	59,498
PAX Global Technology	225,460	186,238
Suncorp Technologies *	4,780,100	49,280
Tencent Holdings	44,255	1,063,610

Schedule of Investments (Unaudited)	July 31, 2016

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	40,912	$444,710
TOTAL HONG KONG		4,150,856
UNITED STATES— 0.7%
Technology — 0.7%
NQ Mobile ADR, Cl A *	27,982	89,822
TOTAL INVESTMENTS — 99.7%
(Cost $13,175,466)†		$12,348,336

Percentages are based on Net Assets of $12,382,082.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $97,434 and represents 0.8% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $13,175,466, and the unrealized appreciation and depreciation were $1,513,103 and $(2,340,233), respectively.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 20.6%
Consumer Goods — 5.7%
Astra International	799,601	$471,574
Gudang Garam	18,190	93,772
Unilever Indonesia	45,166	155,341
		720,687
Financials — 9.6%
Bank Central Asia	487,876	538,215
Bank Mandiri	371,180	286,210
Bank Rakyat Indonesia Persero	427,640	376,268
		1,200,693
Telecommunications — 5.3%
Telekomunikasi Indonesia ADR	10,033	662,178
TOTAL INDONESIA		2,583,558
MALAYSIA— 24.7%
Basic Materials — 1.5%
Petronas Chemicals Group	114,924	184,929
Financials — 10.0%
CIMB Group Holdings	221,975	239,398
Malayan Banking	214,531	422,685
Public Bank	123,669	592,444
		1,254,527
Health Care — 1.4%
IHH Healthcare	111,480	179,113
Industrials — 1.9%
Sime Darby	130,796	238,424
Oil & Gas — 1.4%
Petronas Gas	31,359	170,874
Telecommunications — 4.6%
Axiata Group	178,688	249,781
DiGi.Com	147,200	179,367
Maxis	104,206	154,114
		583,262
Utilities — 3.9%
Tenaga Nasional	140,405	496,014
TOTAL MALAYSIA		3,107,143
PHILIPPINES— 7.9%
Consumer Goods — 1.7%
JG Summit Holdings	122,360	216,877
Consumer Services — 2.2%
SM Investments	19,001	277,889

Schedule of Investments (Unaudited)	July 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.0%
Ayala Land	180,470	$151,318
SM Prime Holdings	367,000	227,476
		378,794
Telecommunications — 1.0%
Philippine Long Distance Telephone ADR	2,636	118,804
TOTAL PHILIPPINES		992,364
SINGAPORE— 31.1%
Consumer Goods — 1.5%
Wilmar International	83,601	192,336
Consumer Services — 2.3%
Jardine Cycle & Carriage	4,348	126,999
Singapore Airlines	19,893	162,628
		289,627
Financials — 20.1%
CapitaLand	100,878	238,093
DBS Group Holdings	70,893	813,388
Oversea-Chinese Banking	129,386	828,471
United Overseas Bank	47,817	647,956
		2,527,908
Telecommunications — 7.2%
Singapore Telecommunications	291,154	906,130
TOTAL SINGAPORE		3,916,001
THAILAND— 15.6%
Consumer Services — 2.1%
CP ALL NVDR	174,973	259,973
Financials — 5.1%
Bangkok Bank NVDR	18,601	91,056
Kasikornbank NVDR	46,528	263,832
Siam Commercial Bank NVDR	61,691	280,736
		635,624
Industrials — 2.9%
Airports of Thailand NVDR	17,050	193,360
Siam Cement NVDR	11,846	173,456
		366,816
Oil & Gas — 3.6%
PTT Exploration & Production NVDR	55,110	130,536
PTT NVDR	33,864	320,848
		451,384

Schedule of Investments (Unaudited)	July 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.9%
Advanced Info Service NVDR	47,401	$242,244
TOTAL THAILAND		1,956,041
TOTAL INVESTMENTS — 99.9%
(Cost $13,962,771)†		$12,555,107

Percentages are based on Net Assets of $12,571,947.

†	At July 31, 2016, the tax basis cost of the Fund's investments was $13,962,771, and the unrealized appreciation and depreciation were $650,270 and $(2,057,934), respectively.

ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 95.7%
CHILE— 45.3%
Basic Materials — 4.6%
Empresas CMPC	43,829	$92,004
Sociedad Quimica y Minera de Chile ADR	3,595	89,084
		181,088
Consumer Goods — 2.6%
Cia Cervecerias Unidas ADR	2,902	66,369
Vina Concha y Toro	21,950	37,415
		103,784
Consumer Services — 9.7%
Cencosud	44,134	125,780
Latam Airlines Group ADR *	13,076	114,415
SACI Falabella	19,002	139,968
		380,163
Financials — 10.6%
Banco de Chile ADR	1,582	105,140
Banco de Chile	8,024	891
Banco de Credito e Inversiones	1,896	85,592
Banco Santander Chile ADR	6,063	124,716
Parque Arauco	21,944	48,626
Sociedad Matriz Banco de Chile, Cl B	181,300	54,111
		419,076
Oil & Gas — 3.4%
Empresas COPEC	14,709	133,522
Technology — 0.9%
Sonda	18,424	33,787
Telecommunications — 1.3%
ENTEL Chile *	5,390	53,128
Utilities — 12.2%
AES Gener	98,911	47,630
Aguas Andinas, Cl A	120,162	72,544
Colbun	276,386	67,956
Empresa Nacional de Electricidad ADR	4,407	120,311
Enersis ADR	15,325	133,021
Engie Energia Chile	20,632	38,375
		479,837
TOTAL CHILE		1,784,385
COLOMBIA— 26.0%
Consumer Goods — 2.4%
Grupo Nutresa	11,675	95,602
Consumer Services — 1.4%
Almacenes Exito	12,604	57,293

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 11.3%
BanColombia ADR	5,157	$176,163
Financiera Colombiana	5,986	74,594
Grupo Aval Acciones y Valores ADR	4,062	31,318
Grupo de Inversiones Suramericana	13,137	163,451
		445,526
Industrials — 4.9%
Cementos Argos	22,069	82,403
Grupo Argos	18,196	109,298
		191,701
Oil & Gas — 3.0%
Ecopetrol ADR *	13,800	117,990
Utilities — 3.0%
Interconexion Electrica	18,802	55,493
Isagen *	46,290	61,772
		117,265
TOTAL COLOMBIA		1,025,377
PERU— 13.1%
Basic Materials — 8.8%
Cia de Minas Buenaventura ADR *	11,540	169,061
Southern Copper	6,817	177,174
		346,235
Financials — 4.3%
Credicorp	1,056	170,121
TOTAL PERU		516,356
UNITED STATES— 11.3%
Financials — 7.5%
Credicorp Ltd.	1,481	237,448
Itau CorpBanca ADR	4,434	58,529
		295,977
Utilities — 3.8%
Endesa Americas ADR	4,400	61,644
Enersis Chile ADR	15,439	88,620
		150,264
TOTAL UNITED STATES		446,241
TOTAL COMMON STOCK
(Cost $5,047,566)		3,772,359

PREFERRED STOCK — 4.9%
CHILE— 0.9%
Consumer Goods — 0.9%
Embotelladora Andina	9,270	36,691

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
PREFERRED STOCK — continued
COLOMBIA— 4.0%
Financials — 2.6%
Banco Davivienda	5,690	$49,882
Grupo Aval Acciones y Valores	134,171	50,969
		100,851
Industrials — 1.4%
Grupo Argos	9,700	55,746
TOTAL COLOMBIA		156,597
TOTAL PREFERRED STOCK
(Cost $253,059)		193,288
TOTAL INVESTMENTS — 100.6%
(Cost $5,300,625)†		$3,965,647

Percentages are based on Net Assets of $3,940,398.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $5,300,625, and the unrealized appreciation and depreciation were $153,850 and $(1,488,828), respectively.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 92.3%
COLOMBIA— 92.3%
Basic Materials — 3.3%
Mineros	3,536,058	$2,755,468
Consumer Goods — 4.8%
Grupo Nutresa	477,778	3,912,335
Consumer Services — 4.3%
Almacenes Exito	773,693	3,516,912
Financials — 36.1%
Banco de Bogota	15,497	293,347
BanColombia ADR	385,206	13,158,637
Bolsa de Valores de Colombia	481,910,811	2,816,462
Celsia ESP	2,953,235	3,610,171
Financiera Colombiana	100,108	1,247,494
Grupo Aval Acciones y Valores	325,411	123,090
Grupo Aval Acciones y Valores ADR	210,459	1,622,639
Grupo de Inversiones Suramericana	558,550	6,949,481
Interbolsa *(A) (B)	1,320,603	429
		29,821,750
Industrials — 15.4%
Cementos Argos	895,711	3,344,495
Cemex Latam Holdings *	904,736	3,642,574
Construcciones El Condor	6,214,897	2,381,117
Grupo Argos	562,205	3,377,001
		12,745,187
Oil & Gas — 10.3%
Canacol Energy *	1,264,317	3,849,039
Ecopetrol ADR * (C)	546,917	4,676,140
		8,525,179
Telecommunications — 3.3%
Empresa de Telecomunicaciones de Bogota	13,884,500	2,704,869
Utilities — 14.8%
Empresa de Energia de Bogota	6,371,626	3,744,498
Interconexion Electrica	1,351,333	3,988,330
Isagen *	3,377,138	4,506,666
		12,239,494
TOTAL COLOMBIA		76,221,194
TOTAL COMMON STOCK
(Cost $93,125,268)		76,221,194

PREFERRED STOCK — 12.7%
COLOMBIA— 12.7%
Consumer Services — 4.2%
Avianca Holdings	4,704,226	3,520,659

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Colombia ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — 7.8%
Banco Davivienda	454,090	$3,980,801
Grupo Aval Acciones y Valores	1,431,941	543,971
Grupo de Inversiones Suramericana	156,643	1,908,265
		6,433,037
Industrials — 0.7%
Grupo Argos	98,438	565,719
TOTAL PREFERRED STOCK
(Cost $12,405,613)		10,519,415
TOTAL INVESTMENTS — 105.0%
(Cost $105,530,881)†		$86,740,609

Percentages are based on Net Assets of $82,597,844.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $429 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $429 and represented 0.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $1,680,000.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $105,530,881, and the unrealized appreciation and depreciation were $1,660,019 and $(20,450,291), respectively.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$76,220,765	$—	$429	$76,221,194
Preferred Stock	10,519,415	—	—	10,519,415
Total Investments in Securities	$86,740,180	$—	$429	$86,740,609

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2016, the transfers between Level 1 and Level 2 in the amount of $2,381,117, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 94.2%
BRAZIL— 94.2%
Basic Materials — 7.9%
Cia Siderurgica Nacional ADR *	44,900	$152,211
Fibria Celulose ADR	16,729	102,883
Gerdau ADR	33,903	80,011
		335,105
Consumer Goods — 9.4%
Cosan Industria e Comercio	4,903	51,800
Hypermarcas	12,147	103,906
JBS	31,200	105,210
M Dias Branco	1,336	48,565
Natura Cosmeticos	5,979	62,742
Sao Martinho	1,559	25,528
		397,751
Consumer Services — 15.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,941	59,391
Kroton Educacional	48,850	220,644
Localiza Rent a Car	4,832	59,959
Lojas Renner	20,725	174,589
Raia Drogasil	6,960	143,855
		658,438
Financials — 14.3%
BM&F Bovespa	55,046	324,581
BR Malls Participacoes *	18,841	82,069
CETIP - Mercados Organizados	7,392	99,478
Grupo BTG Pactual, Cl Miscellaneous	3,717	19,560
Multiplan Empreendimentos Imobiliarios	2,557	49,987
Porto Seguro	3,016	26,508
		602,183
Health Care — 0.8%
Odontoprev	8,380	33,728
Industrials — 11.2%
CCR	27,907	161,188
Embraer ADR	3,352	61,241
Klabin	30,694	162,377
WEG	18,490	87,519
		472,325
Telecommunications — 4.2%
Tim Participacoes ADR	13,766	177,444
Utilities — 30.8%
AES Tiete Energia	5,800	31,006
Cia de Saneamento Basico do Estado de Sao Paulo ADR	20,617	194,625
Cia Energetica de Minas Gerais ADR	23,447	64,948

Schedule of Investments (Unaudited)	July 31, 2016

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Cia Paranaense de Energia ADR	3,537	$35,016
CPFL Energia ADR	16,923	237,768
EDP - Energias do Brasil	11,684	51,979
Engie Brasil Energia	6,607	87,340
Equatorial Energia	5,780	98,885
Transmissora Alianca de Energia Eletrica	11,130	89,043
Ultrapar Participacoes ADR	18,068	411,408
		1,302,018
TOTAL COMMON STOCK
(Cost $4,307,998)		3,978,992

PREFERRED STOCK — 5.5%
BRAZIL— 5.5%
Basic Materials — 2.2%
Braskem	5,430	31,313
Suzano Papel e Celulose	20,560	62,970
		94,283
Consumer Services — 2.6%
Lojas Americanas	18,331	109,052
Utilities — 0.7%
Cia de Transmissao de Energia Eletrica Paulista	1,450	30,871
TOTAL PREFERRED STOCK
(Cost $239,947)		234,206

CORPORATE OBLIGATION — 0.2%
Hypermarcas
11.300%, 10/15/18(A) (B)
(Cost $14,761)	$24,583	7,731
TOTAL INVESTMENTS — 99.9%
(Cost $4,562,706)†		$4,220,929

Percentages are based on Net Assets of $4,225,429.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016 was $7,731 and represented 0.2% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $7,731 and represented 0.2% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $4,562,706, and the unrealized appreciation and depreciation were $560,240 and $(902,017), respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2016

Global X Brazil Mid Cap ETF

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,978,992	$—	$—	$3,978,992
Preferred Stock	234,206	—	—	234,206
Corporate Obligation	—	—	7,731	7,731
Total Investments in Securities	$4,213,198	$—	$7,731	$4,220,929

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 92.1%
BRAZIL— 92.1%
Consumer Goods — 49.3%
AMBEV ADR	42,538	$245,870
Arezzo Industria e Comercio	9,482	82,107
BRF ADR	16,930	282,392
Cia Hering	30,953	176,962
Cosan, Cl A	36,627	244,668
Cosan Industria e Comercio	22,147	233,981
Grendene	18,477	97,632
Hypermarcas	25,400	217,272
JBS	66,656	224,771
M Dias Branco	8,378	304,546
Marfrig Alimentos *	57,316	101,071
Minerva *	32,705	97,536
Natura Cosmeticos	34,906	366,295
Sao Martinho	10,817	177,127
SLC Agricola	10,306	47,634
		2,899,864
Consumer Services — 42.8%
B2W Cia Digital *	25,184	101,908
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,215	274,500
CVC Brasil Operadora e Agencia de Viagens	16,310	108,787
Estacio Participacoes	59,660	329,270
Kroton Educacional	70,068	316,481
Localiza Rent a Car	23,431	290,749
Lojas Renner	35,805	301,624
Multiplus	9,752	130,091
Raia Drogasil	13,602	281,138
Smiles	11,561	186,842
Via Varejo	95,634	199,114
		2,520,504
TOTAL COMMON STOCK
(Cost $5,655,528)		5,420,368

PREFERRED STOCK — 7.5%
BRAZIL— 7.5%
Consumer Goods — 2.6%
Alpargatas	41,837	150,139
Consumer Services — 4.9%
Lojas Americanas	48,642	289,381

Schedule of Investments (Unaudited)	July 31, 2016

Global X Brazil Consumer ETF

	Face Amount	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$439,520
TOTAL PREFERRED STOCK
(Cost $337,246)		439,520

CORPORATE OBLIGATION — 0.2%
Hypermarcas
11.300%, 10/15/18(A) (B)
(Cost $21,016)	$35,000	11,007
TOTAL INVESTMENTS — 99.8%
(Cost $6,013,790)†		$5,870,895

Percentages are based on Net Assets of $5,880,811.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016 was $11,007 and represented 0.2% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $11,007 and represented 0.2% of Net Assets.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $6,013,790, and the unrealized appreciation and depreciation were $751,052 and $(893,947), respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$5,420,368	$—	$—	$5,420,368
Preferred Stock	439,520	—	—	439,520
Corporate Obligation	—	—	11,007	11,007
Total Investments in Securities	$5,859,888	$—	$11,007	$5,870,895

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 75.3%
Basic Materials — 16.5%
Tenaris ADR	437,066	$11,678,404
Consumer Goods — 2.9%
Cresud SACIF y A ADR *	121,923	2,077,568
Consumer Services — 18.6%
Arcos Dorados Holdings, Cl A *	412,603	2,261,064
Grupo Clarin GDR, Cl B	98,864	1,987,166
MercadoLibre	57,903	8,863,791
		13,112,021
Financials — 15.7%
Banco Macro ADR	52,294	3,928,848
BBVA Banco Frances ADR	118,021	2,373,402
Grupo Financiero Galicia ADR	107,235	3,182,735
IRSA Inversiones y Representaciones ADR *	84,964	1,570,135
		11,055,120
Oil & Gas — 12.3%
Petrobras Argentina ADR	244,354	1,517,438
Transportadora de Gas del Sur ADR	262,732	1,707,758
YPF ADR	296,434	5,475,136
		8,700,332
Telecommunications — 4.2%
Telecom Argentina ADR	156,937	2,967,679
Utilities — 5.1%
Empresa Distribuidora Y Comercializadora Norte ADR *	43,537	774,523
Pampa Energia ADR *	102,532	2,795,023
		3,569,546
TOTAL ARGENTINA		53,160,670
CANADA— 7.7%
Basic Materials — 6.0%
Pan American Silver ^	28,761	560,840
Pan American Silver	54,452	1,063,945
Silver Standard Resources *	186,165	2,595,140
		4,219,925
Industrials — 1.7%
Finning International	75,471	1,224,620
TOTAL CANADA		5,444,545
CHILE— 5.9%
Consumer Goods — 3.9%
Cia Cervecerias Unidas ADR	57,928	1,324,813
Embotelladora Andina ADR, Cl B	60,615	1,417,179
		2,741,992

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 2.0%
Cencosud	487,350	$1,388,928
TOTAL CHILE		4,130,920
LUXEMBOURG— 3.4%
Consumer Goods — 3.4%
Adecoagro *	221,775	2,430,654
MEXICO— 1.7%
Consumer Goods — 1.7%
Arca Continental	187,137	1,203,618
SPAIN— 1.8%
Industrials — 1.8%
Prosegur Cia de Seguridad	189,470	1,288,205
UNITED STATES— 4.0%
Technology — 4.0%
Globant *	66,179	2,792,092
TOTAL INVESTMENTS — 99.8%
(Cost $64,367,791)†		$70,450,704

Percentages are based on Net Assets of $70,621,804.

*	Non-income producing security.
^	Traded on the U.S. Stock Exchange.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $64,367,791, and the unrealized appreciation and depreciation were $8,752,512 and $(2,669,599), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.8%
GREECE— 87.3%
Basic Materials — 2.7%
Mytilineos Holdings	929,026	$4,051,665
Mytilineos Holdings ADR	626,200	2,730,983
		6,782,648
Consumer Goods — 4.5%
JUMBO	616,822	7,290,812
JUMBO ADR *	340,000	4,081,700
		11,372,512
Consumer Services — 13.0%
Aegean Airlines	690,354	5,496,584
FF Group	316,532	7,787,200
FF Group ADR	240,300	5,911,765
OPAP	998,780	7,985,772
OPAP ADR	1,404,900	5,408,865
		32,590,186
Financials — 28.0%
Alpha Bank AE *	15,894,804	31,460,781
Eurobank Ergasias *	17,911,111	10,214,891
Hellenic Exchanges - Athens Stock Exchange	1,192,609	5,587,958
National Bank of Greece *	55,375,922	12,508,735
Piraeus Bank *	62,402,539	10,467,298
		70,239,663
Industrials — 13.8%
Aegean Marine Petroleum Network (A)	792,224	5,165,301
Ellaktor *	3,196,167	4,789,336
Metka Industrial - Construction	517,229	4,233,846
Metka Industrial - Construction ADR	130,000	1,064,128
Titan Cement	308,563	7,052,869
Titan Cement ADR	539,800	6,169,158
Tsakos Energy Navigation	1,220,145	6,247,142
		34,721,780
Oil & Gas — 7.0%
Hellenic Petroleum	1,354,905	5,772,645
Motor Oil Hellas Corinth Refineries	618,737	7,230,419
Motor Oil Hellas Corinth Refineries ADR	768,300	4,489,100
		17,492,164
Real Estate Investment Trusts — 2.6%
Grivalia Properties	824,354	6,397,559
Telecommunications — 10.3%
Hellenic Telecommunications Organization	2,656,390	25,843,548
Utilities — 5.4%
Athens Water Supply & Sewage	1,018,008	6,522,992

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Public Power	2,257,661	$7,119,490
		13,642,482
TOTAL GREECE		219,082,542
MONACO— 7.6%
Industrials — 7.6%
GasLog (A)	787,266	10,525,747
GasLog Partners (B)	388,921	8,556,262
TOTAL MONACO		19,082,009
UNITED STATES— 4.9%
Industrials — 4.9%
Capital Product Partners (B)	2,274,169	8,573,617
Dorian LPG *	614,548	3,791,761
TOTAL UNITED STATES		12,365,378
TOTAL COMMON STOCK
(Cost $300,307,956)		250,529,929

REPURCHASE AGREEMENT (C) — 2.6%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price
$6,509,601 (collateralized by U.S. Treasury Obligations, par value
$6,132,245, 2.375%, 08/15/24 with a total market value of $6,560,774)
(Cost $6,509,400)	$6,509,400	6,509,400
TOTAL INVESTMENTS — 102.4%
(Cost $306,817,356)†		$257,039,329

Percentages are based on Net Assets of $250,969,818.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $6,311,834.
(B)	Security considered Master Limited Partnership. At July 31, 2016, these securities amounted to $17,129,879 or 6.8% of net assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $6,509,400.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $306,817,356, and the unrealized appreciation and depreciation were $13,182,777 and $(62,960,804), respectively.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$250,529,929	$—	$—	$250,529,929
Repurchase Agreement	—	6,509,400	—	6,509,400
Total Investments in Securities	$250,529,929	$6,509,400	$—	$257,039,329

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Greece ETF

For the period ended July 31, 2016, the transfers between Level 1 and Level 2 in the amount of $20,365,134, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
NORWAY— 98.7%
Basic Materials — 10.0%
Borregaard	128,697	$1,039,000
Norsk Hydro	1,289,690	5,516,809
Yara International	144,543	4,707,185
		11,262,994
Consumer Goods — 17.5%
Austevoll Seafood	115,918	1,021,847
Bakkafrost P	46,215	1,801,325
Kongsberg Automotive Holding *	654,293	455,206
Leroy Seafood Group	35,860	1,724,689
Marine Harvest	315,117	5,372,354
Orkla	796,093	7,400,549
Salmar	60,493	1,885,267
		19,661,237
Consumer Services — 7.5%
Europris (A)	145,239	629,382
Norwegian Air Shuttle * (B)	34,581	1,243,995
Schibsted, Cl A	77,420	2,438,534
Schibsted, Cl B	91,806	2,708,543
XXL (A)	117,244	1,426,766
		8,447,220
Financials — 19.8%
Aker, Cl A	35,790	1,075,030
DnB	990,924	10,923,470
Entra (A)	105,510	1,121,128
Gjensidige Forsikring	223,908	3,782,795
Norwegian Property	383,968	455,406
Protector Forsikring	82,309	708,474
Selvaag Bolig	84,958	388,332
Skandiabanken * (A)	15,100	103,530
Sparebank 1 Nord Norge	137,739	662,293
SpareBank 1 SMN	159,900	894,144
Storebrand *	520,488	1,975,567
Treasure *	103,427	201,380
		22,291,549
Industrials — 4.3%
Avance Gas Holding (A) (B)	55,610	179,581
BW LPG (A)	112,650	401,362
Frontline (B)	96,264	754,304
Golden Ocean Group *	140,753	95,586
Hexagon Composites (B)	141,200	427,477
Hoegh LNG Holdings	64,218	670,931
IDEX * (B)	549,007	514,272

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Ocean Yield (B)	68,407	$562,417
Stolt-Nielsen	39,040	491,308
Thin Film Electronics * (B)	887,969	462,808
Wilh Wilhelmsen, Cl B	103,827	246,535
		4,806,581
Oil & Gas — 25.8%
Akastor	298,895	297,018
Aker Solutions	204,886	856,479
Det Norske Oljeselskap *	125,572	1,589,236
DNO International *	843,684	861,423
Fred Olsen Energy *	76,860	150,565
Petroleum Geo-Services (B)	285,390	568,551
ProSafe	398,770	33,140
REC Silicon * (B)	2,876,494	544,365
Scatec Solar (A) (B)	100,210	423,545
Statoil	1,153,299	18,183,536
Subsea 7	298,024	3,193,279
Tanker Investments *	55,529	325,016
TGS Nopec Geophysical	119,980	1,995,654
		29,021,807
Technology — 2.4%
Atea	102,583	1,074,802
Nordic Semiconductor * (B)	163,144	736,026
Opera Software * (B)	145,820	917,553
		2,728,381
Telecommunications — 11.4%
Telenor	762,606	12,757,030
TOTAL NORWAY		110,976,799
UNITED KINGDOM— 1.1%
Oil & Gas — 1.1%
Seadrill *	416,238	1,220,116
TOTAL COMMON STOCK
(Cost $135,794,930)		112,196,915

REPURCHASE AGREEMENT (C) — 3.7%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price
$4,150,503 (collateralized by U.S. Treasury Obligations, par value
$3,909,902, 2.375%, 08/15/24 with a total market value of $4,183,131)
(Cost $4,150,375)	$4,150,375	4,150,375
TOTAL INVESTMENTS — 103.5%
(Cost $139,945,305)†		$116,347,290

Percentages are based on Net Assets of $112,397,917.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Norway ETF

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2016 was $4,285,294 and represents 3.8% of Net Assets.
(B)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $3,916,217.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $4,150,375.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $139,945,305, and the unrealized appreciation and depreciation were $4,597,472 and $(28,195,487), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$112,196,915	$—	$—	$112,196,915
Repurchase Agreement	—	4,150,375	—	4,150,375
Total Investments in Securities	$112,196,915	$4,150,375	$—	$116,347,290

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.9%
DENMARK— 31.6%
Consumer Goods — 4.4%
Carlsberg, Cl B	8,806	$874,450
Pandora	8,927	1,162,270
		2,036,720
Financials — 3.6%
Danske Bank	61,323	1,666,885
Health Care — 22.1%
Coloplast, Cl B	8,341	654,594
Novo Nordisk ADR	153,977	8,772,070
Novozymes, Cl B	18,480	907,129
		10,333,793
Industrials — 1.5%
A P Moller - Maersk, Cl B	511	693,733
TOTAL DENMARK		14,731,131
FINLAND— 14.1%
Financials — 3.5%
Sampo, Cl A	39,221	1,625,857
Industrials — 3.4%
Kone, Cl B	31,644	1,602,635
Technology — 5.9%
Nokia ADR (A)	476,709	2,750,611
Utilities — 1.3%
Fortum	37,069	615,571
TOTAL FINLAND		6,594,674
NORWAY— 7.9%
Basic Materials — 1.0%
Yara International	14,617	476,017
Financials — 2.1%
DnB	89,146	982,703
Oil & Gas — 2.7%
Statoil ADR	79,663	1,267,438
Telecommunications — 2.1%
Telenor	57,776	966,489
TOTAL NORWAY		3,692,647
SWEDEN— 46.3%
Consumer Goods — 3.2%
Svenska Cellulosa, Cl B	49,743	1,483,534
Consumer Services — 5.1%
Hennes & Mauritz, Cl B	79,215	2,399,639

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 17.2%
Investor, Cl B	37,691	$1,302,096
Nordea Bank	264,905	2,367,053
Skandinaviska Enskilda Banken, Cl A	121,095	1,065,013
Svenska Handelsbanken, Cl A	120,081	1,449,404
Swedbank, Cl A	87,935	1,852,803
		8,036,369
Industrials — 12.9%
Assa Abloy, Cl B	78,227	1,721,592
Atlas Copco, Cl A	51,583	1,452,574
Sandvik	89,851	965,540
SKF, Cl B	31,469	500,058
Volvo, Cl B	128,713	1,375,609
		6,015,373
Technology — 5.8%
Ericsson ADR	248,459	1,855,989
Hexagon, Cl B	21,330	843,611
		2,699,600
Telecommunications — 2.1%
Telia	216,341	990,006
TOTAL SWEDEN		21,624,521
TOTAL COMMON STOCK
(Cost $48,223,082)		46,642,973

REPURCHASE AGREEMENT (B) — 2.4%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price
$1,116,034 (collateralized by U.S. Treasury Obligations, par value
$1,051,339, 2.375%, 08/15/24 with a total market value of $1,124,808)
(Cost $1,116,000)	$1,116,000	1,116,000
TOTAL INVESTMENTS — 102.3%
(Cost $49,339,082)†		$47,758,973

Percentages are based on Net Assets of $46,665,748.

(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $1,069,500.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $1,116,000.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $49,339,082, and the unrealized appreciation and depreciation were $5,710,979 and $(7,291,088), respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Nordic Region ETF

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,642,973	$—	$—	$46,642,973
Repurchase Agreement	—	1,116,000	—	1,116,000
Total Investments in Securities	$46,642,973	$1,116,000	$—	$47,758,973

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 99.9%
NIGERIA— 99.9%
Consumer Goods — 39.7%
Flour Mills of Nigeria	9,014,448	$572,166
Guinness Nigeria	2,165,951	643,150
Nestle Nigeria	610,721	1,631,148
Nigerian Breweries	8,840,683	3,833,231
PZ Cussons Nigeria	6,773,768	395,890
Unilever Nigeria	7,752,354	844,051
		7,919,636
Financials — 46.7%
Access Bank	54,950,380	963,466
Diamond Bank *	78,375,795	391,571
Ecobank Transnational	16,525,795	661,551
FBN Holdings	65,408,015	700,837
Guaranty Trust Bank	29,748,298	2,248,065
Stanbic IBTC Holdings *	16,840,323	701,129
Transnational Corp of Nigeria *	134,137,472	552,145
UAC of Nigeria	9,164,607	596,959
United Bank for Africa	65,898,762	942,150
Zenith Bank	28,993,000	1,540,524
		9,298,397
Industrials — 8.3%
Dangote Cement	1,867,781	1,056,404
Lafarge Africa	3,413,782	600,697
		1,657,101
Oil & Gas — 5.2%
Forte Oil	742,482	409,444
Oando	35,523,381	625,077
		1,034,521
TOTAL NIGERIA		19,909,655
TOTAL INVESTMENTS — 99.9%
(Cost $35,912,568)†		$19,909,655

Percentages are based on Net Assets of $19,935,209.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $35,912,568, and the unrealized appreciation and depreciation were $0 and $(16,002,913), respectively.

As of July 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, the transfers between Level 1 and Level 2 in the amount of $409,444, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Nigeria ETF

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.5%
ARGENTINA— 3.2%
Consumer Services — 1.6%
MercadoLibre	1,459	$223,344
Financials — 0.5%
Banco Macro ADR	1,048	78,736
Oil & Gas — 1.1%
YPF ADR	8,369	154,575
TOTAL ARGENTINA		456,655
AUSTRALIA— 2.2%
Basic Materials — 0.5%
St. Barbara *	32,300	73,895
Oil & Gas — 1.7%
Oil Search	29,727	160,192
Santos	24,800	82,748
		242,940
TOTAL AUSTRALIA		316,835
CANADA— 2.7%
Basic Materials — 2.7%
B2Gold *	35,537	111,458
Endeavour Mining *	3,761	73,169
First Quantum Minerals	10,665	92,334
Lucara Diamond	6,572	20,310
Turquoise Hill Resources *	26,035	92,836
TOTAL CANADA		390,107
CHILE— 4.1%
Basic Materials — 0.2%
Empresas CMPC	11,200	23,510
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	2,067	47,272
Consumer Services — 1.7%
Cencosud	8,000	22,800
Latam Airlines Group *	9,860	86,024
SACI Falabella	17,200	126,695
		235,519
Financials — 0.4%
Banco de Chile	265,906	29,538
Banco Santander Chile	583,240	29,939
		59,477
Oil & Gas — 0.1%
Empresas COPEC	2,380	21,605

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.4%
AES Gener	27,500	$13,242
Empresa Nacional de Electricidad	109,649	100,205
Enersis	510,153	89,649
		203,096
TOTAL CHILE		590,479
COLOMBIA— 0.5%
Consumer Services — 0.1%
Almacenes Exito	1,540	7,000
Financials — 0.1%
Grupo de Inversiones Suramericana	1,261	15,690
Industrials — 0.1%
Cementos Argos	5,046	18,841
Oil & Gas — 0.2%
Ecopetrol	74,748	31,551
TOTAL COLOMBIA		73,082
CZECH REPUBLIC— 1.1%
Financials — 0.2%
Komercni Banka	815	32,038
Utilities — 0.9%
CEZ	6,891	130,059
TOTAL CZECH REPUBLIC		162,097
EGYPT— 0.6%
Financials — 0.5%
Commercial International Bank Egypt SAE	8,575	45,917
Talaat Moustafa Group	30,000	18,885
		64,802
Telecommunications — 0.1%
Global Telecom Holding SAE *	40,003	18,876
TOTAL EGYPT		83,678
FRANCE— 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom	3,601	11,477
HONG KONG— 0.4%
Consumer Services — 0.4%
NagaCorp	82,383	56,267
HUNGARY— 1.2%
Financials — 0.8%
OTP Bank	4,600	112,066

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
Richter Gedeon Nyrt	1,916	$40,506
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	386	24,210
TOTAL HUNGARY		176,782
INDONESIA— 10.4%
Consumer Goods — 2.6%
Astra International	295,097	174,037
Gudang Garam	10,644	54,872
Hanjaya Mandala Sampoerna	94,100	26,078
Indofood CBP Sukses Makmur TBK	55,000	36,111
Indofood Sukses Makmur	55,800	35,465
Unilever Indonesia	12,969	44,604
		371,167
Consumer Services — 0.2%
Matahari Department Store	18,500	28,141
Financials — 3.5%
Bank Central Asia	183,858	202,828
Bank Mandiri	245,918	189,623
Bank Rakyat Indonesia Persero	133,600	117,551
		510,002
Health Care — 0.3%
Kalbe Farma	289,600	37,033
Industrials — 1.0%
Indocement Tunggal Prakarsa	21,700	28,288
Semen Indonesia Persero	146,305	104,715
United Tractors	16,500	19,840
		152,843
Telecommunications — 2.1%
Telekomunikasi Indonesia Persero	915,405	295,619
Utilities — 0.7%
Perusahaan Gas Negara	389,339	97,792
TOTAL INDONESIA		1,492,597
ITALY— 0.6%
Oil & Gas — 0.6%
Saipem	197,300	86,245
JAPAN— 0.8%
Basic Materials — 0.4%
Kyoei Steel	3,300	64,303
Industrials — 0.4%
Namura Shipbuilding	9,340	53,588

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$117,891
KUWAIT— 0.8%
Financials — 0.8%
Kuwait Finance House	48,714	72,515
National Bank of Kuwait SAK	17,564	35,442
TOTAL KUWAIT		107,957
MALAYSIA— 9.5%
Basic Materials — 0.3%
HAP Seng Consolidated	10,700	20,372
Petronas Chemicals Group	16,390	26,374
		46,746
Consumer Goods — 0.3%
IOI	21,600	22,446
Kuala Lumpur Kepong	3,730	21,186
		43,632
Consumer Services — 0.4%
Genting	11,200	22,617
Genting Malaysia	27,000	28,456
		51,073
Financials — 2.2%
CIMB Group Holdings	39,800	42,924
Malayan Banking	60,626	119,450
Public Bank	32,100	153,777
		316,151
Health Care — 0.3%
IHH Healthcare	26,272	42,211
Industrials — 1.1%
MISC	16,600	30,627
Sime Darby	61,989	112,998
Westports Holdings	19,300	21,336
		164,961
Oil & Gas — 0.2%
Petronas Dagangan	2,800	16,000
Petronas Gas	3,789	20,646
		36,646
Telecommunications — 3.0%
Axiata Group	84,467	118,073
DiGi.Com	121,602	148,175
Maxis	83,996	124,225
Telekom Malaysia	24,185	40,581
		431,054

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.7%
Tenaga Nasional	62,073	$219,288
YTL	56,900	23,344
		242,632
TOTAL MALAYSIA		1,375,106
MEXICO— 10.4%
Basic Materials — 3.6%
Fresnillo	10,351	265,378
Grupo Mexico, Cl B	53,868	130,065
Industrias Penoles	1,224	31,374
Mexichem	39,717	86,718
		513,535
Consumer Goods — 1.3%
Arca Continental	5,638	36,262
Coca-Cola Femsa	2,800	21,967
Fomento Economico Mexicano	3,300	29,540
Gruma, Cl B	3,160	45,526
Grupo Bimbo, Ser A	10,560	31,579
Grupo Lala, Cl B	10,581	22,967
		187,841
Consumer Services — 1.6%
Grupo Televisa	12,821	68,146
Wal-Mart de Mexico	71,080	162,367
		230,513
Financials — 0.9%
Grupo Financiero Banorte, Cl O	14,124	77,416
Grupo Financiero Inbursa, Cl O	35,500	57,030
		134,446
Industrials — 2.0%
Alfa, Cl A	66,070	107,903
Cemex, Cl Preference *	72,784	55,510
Grupo Aeroportuario del Pacifico, Cl B	3,000	29,514
Grupo Aeroportuario del Sureste, Cl B	1,570	24,173
Promotora y Operadora de Infraestructura	6,603	77,209
		294,309
Telecommunications — 0.7%
America Movil	166,067	95,634
Utilities — 0.3%
Infraestructura Energetica Nova	9,440	38,124
TOTAL MEXICO		1,494,402

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 0.4%
Telecommunications — 0.4%
VimpelCom ADR	12,664	$51,669
OMAN— 0.5%
Financials — 0.1%
BankMuscat SAOG	9,040	8,969
Telecommunications — 0.4%
Oman Telecommunications SAOG	13,110	56,186
TOTAL OMAN		65,155
PAKISTAN— 0.7%
Financials — 0.1%
United Bank	11,200	19,807
Oil & Gas — 0.5%
Oil & Gas Development	12,300	16,019
Pakistan Petroleum	36,300	54,430
		70,449
Utilities — 0.1%
K-Electric *	170,800	13,410
TOTAL PAKISTAN		103,666
PANAMA— 0.9%
Consumer Services — 0.9%
Copa Holdings, Cl A	2,023	135,541
PERU— 0.4%
Basic Materials — 0.4%
Hochschild Mining *	8,400	29,800
Southern Copper	1,137	29,551
TOTAL PERU		59,351
PHILIPPINES— 4.7%
Consumer Goods — 0.7%
JG Summit Holdings	23,149	41,030
Universal Robina	11,737	49,928
		90,958
Consumer Services — 1.5%
Jollibee Foods	5,200	28,147
SM Investments	12,636	184,806
		212,953
Financials — 0.7%
Ayala Land	48,000	40,246
SM Prime Holdings	97,197	60,245
		100,491

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Aboitiz Equity Ventures	12,600	$20,862
Ayala	2,430	44,876
		65,738
Telecommunications — 0.9%
Globe Telecom	400	19,257
Philippine Long Distance Telephone	2,714	120,520
		139,777
Utilities — 0.5%
Aboitiz Power	33,458	32,137
Manila Electric	5,220	35,900
		68,037
TOTAL PHILIPPINES		677,954
POLAND— 4.0%
Basic Materials — 0.6%
KGHM Polska Miedz	4,316	87,040
Consumer Goods — 0.1%
LPP *	10	12,619
Financials — 1.1%
Bank Pekao	1,424	45,096
Bank Zachodni	317	22,788
Powszechna Kasa Oszczednosci Bank Polski	7,051	43,085
Powszechny Zaklad Ubezpieczen	6,830	49,450
		160,419
Oil & Gas — 1.5%
Polski Koncern Naftowy Orlen S.A.	11,466	183,839
Polskie Gornictwo Naftowe i Gazownictwo	18,700	25,973
		209,812
Telecommunications — 0.1%
Orange Polska	12,500	17,298
Utilities — 0.6%
PGE	28,490	93,626
TOTAL POLAND		580,814
QATAR— 1.7%
Financials — 0.6%
Qatar National Bank	2,244	94,282
Industrials — 0.8%
Industries Qatar QSC	3,896	114,262
Telecommunications — 0.3%
Ooredoo QSC	1,660	43,397
TOTAL QATAR		251,941

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 1.1%
Consumer Goods — 1.1%
Thai Beverage	214,107	$164,992
SOUTH AFRICA— 10.3%
Basic Materials — 3.2%
Anglo American Platinum *	1,955	62,050
AngloGold Ashanti *	5,450	119,171
Gold Fields ADR	37,539	233,117
Sasol	1,833	48,756
		463,094
Consumer Goods — 0.6%
Tiger Brands	3,093	86,982
Consumer Services — 3.0%
Naspers, Cl N	1,709	268,719
Shoprite Holdings	5,074	74,410
Woolworths Holdings	12,618	81,399
		424,528
Financials — 1.2%
FirstRand	26,780	93,864
Standard Bank Group	7,555	75,506
		169,370
Health Care — 1.3%
Aspen Pharmacare Holdings	3,301	89,293
Mediclinic International	7,098	100,354
		189,647
Telecommunications — 1.0%
MTN Group	4,803	48,602
Vodacom Group	8,210	95,306
		143,908
TOTAL SOUTH AFRICA		1,477,529
SOUTH KOREA— 0.3%
Consumer Goods — 0.3%
Youngone	1,430	45,256
TAIWAN— 0.6%
Consumer Goods — 0.6%
Taiwan Paiho	27,900	85,650
THAILAND— 10.5%
Basic Materials — 0.2%
Indorama Ventures NVDR	33,400	31,885
Consumer Goods — 0.9%
Carabao Group NVDR	13,700	24,387

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Charoen Pokphand Foods NVDR	119,357	$95,952
		120,339
Consumer Services — 1.0%
CP ALL NVDR	76,622	113,844
Minor International NVDR	24,600	28,781
		142,625
Financials — 0.9%
Kasikornbank NVDR	6,500	36,857
Siam Commercial Bank NVDR	19,000	86,463
		123,320
Health Care — 0.5%
Bangkok Dusit Medical Services NVDR	75,300	48,643
Bumrungrad Hospital NVDR	4,200	22,188
		70,831
Industrials — 3.2%
Airports of Thailand NVDR	13,694	155,301
CH Karnchang NVDR	119,200	115,504
Siam Cement NVDR	13,010	190,500
		461,305
Oil & Gas — 2.4%
PTT NVDR	17,641	167,141
PTT Exploration & Production NVDR	33,060	78,308
PTT Global Chemical NVDR	39,331	68,600
Thai Oil NVDR	16,800	29,302
		343,351
Technology — 0.4%
Intouch Holdings PCL NVDR	37,470	64,548
Telecommunications — 1.0%
Advanced Info Service NVDR	22,754	116,285
True NVDR	125,520	32,254
		148,539
TOTAL THAILAND		1,506,743
TURKEY— 7.6%
Basic Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	155,373	235,906
Consumer Goods — 0.3%
Ford Otomotiv Sanayi	1,820	19,806
Tofas Turk Otomobil Fabrikasi	3,400	26,835
		46,641
Consumer Services — 1.3%
Arcelik	4,500	30,731

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
BIM Birlesik Magazalar	8,139	$150,251
		180,982
Financials — 1.1%
Akbank	22,080	56,859
Turkiye Garanti Bankasi	21,525	52,766
Turkiye Is Bankasi, Cl C	33,744	51,911
		161,536
Industrials — 0.2%
Enka Insaat ve Sanayi	16,290	23,971
Oil & Gas — 2.2%
KOC Holding	34,936	149,551
Tupras Turkiye Petrol Rafinerileri	8,263	176,443
		325,994
Telecommunications — 0.9%
Turk Telekomunikasyon	11,236	22,696
Turkcell Iletisim Hizmetleri	29,040	100,615
		123,311
TOTAL TURKEY		1,098,341
UKRAINE— 0.6%
Consumer Goods — 0.6%
Kernel Holding	5,851	92,835
UNITED ARAB EMIRATES— 2.9%
Financials — 2.4%
Emaar Properties PJSC	106,571	199,616
First Gulf Bank PJSC	28,861	95,075
National Bank of Abu Dhabi PJSC	16,224	43,021
		337,712
Industrials — 0.5%
DP World *	4,342	73,770
TOTAL UNITED ARAB EMIRATES		411,482
UNITED KINGDOM— 1.6%
Basic Materials — 0.6%
Antofagasta	5,200	34,555
KAZ Minerals *	10,900	22,808
Mondi	1,600	32,502
		89,865
Financials — 0.5%
Bank of Georgia Holdings	1,974	71,576
Oil & Gas — 0.5%
Premier Oil *	20,673	17,429

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Tullow Oil	20,100	$52,760
		70,189
TOTAL UNITED KINGDOM		231,630
UNITED STATES— 2.1%
Basic Materials — 0.6%
Barrick Gold	3,874	84,686
Financials — 0.7%
Credicorp Ltd.	662	106,138
Oil & Gas — 0.8%
Kosmos Energy *	8,338	46,276
Occidental Petroleum	912	68,154
Pacific Drilling *	727	3,475
		117,905
TOTAL UNITED STATES		308,729
TOTAL COMMON STOCK
(Cost $15,923,664)		14,340,935

MASTER LIMITED PARTNERSHIP — 0.4%
UNITED STATES— 0.4%
Oil & Gas — 0.4%
Seadrill Partners
(Cost $77,909)	14,390	60,006

CONVERTIBLE BONDS — 0.0%
Bank Muscat SAOG
0.035%, 03/19/18	$22,009	5,660
4.500%, 03/20/17	2,702	737
TOTAL CONVERTIBLE BONDS
(Cost $–)		6,397
TOTAL INVESTMENTS — 99.9%
(Cost $16,001,573)†		$14,407,338

Percentages are based on Net Assets of $14,416,184.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $16,001,573, and the unrealized appreciation and depreciation were $1,065,345 and $(2,659,580), respectively.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
NVDR — Non-Voting Depositary Receipt
Ser — Series

Schedule of Investments (Unaudited)	July 31, 2016

Global X Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,340,935	$—	$—	$14,340,935
Master Limited Partnership	60,006	—	—	60,006
Convertible Bonds	—	6,397	—	6,397
Total Investments in Securities	$14,400,941	$6,397	$—	$14,407,338

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Portugal 20 ETF

	Shares	Value
COMMON STOCK — 99.9%
PORTUGAL— 99.9%
Basic Materials — 10.8%
Altri	188,931	$732,273
Navigator	357,309	1,134,359
Semapa-Sociedade de Investimento e Gestao	62,317	782,577
		2,649,209
Consumer Services — 16.8%
Jeronimo Martins	125,785	2,106,380
NOS SGPS	165,476	1,108,601
Sonae	1,182,481	920,332
		4,135,313
Financials — 9.5%
Banco BPI, Cl G *	919,590	1,146,595
Banco Comercial Portugues, Cl R * (A)	46,718,532	1,055,314
Banco Espirito Santo * (B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A) (B) (C)	108,385,546	2,424
Sonae Capital	241,369	159,248
		2,363,581
Industrials — 10.1%
Cimpor Cimentos de Portugal *	99,308	38,202
Corticeira Amorim SGPS (A)	108,632	874,644
CTT-Correios de Portugal	129,850	1,088,460
Mota-Engil	235,632	452,161
Sonae Industria *	8,733,943	47,857
		2,501,324
Oil & Gas — 19.8%
Galp Energia	357,916	4,886,949
Telecommunications — 2.1%
Pharol SGPS (A)	1,418,435	283,925
Sonaecom	87,900	225,685
		509,610
Utilities — 30.8%
EDP Renovaveis	150,835	1,221,017
Energias de Portugal	1,498,147	5,139,855
REN - Redes Energeticas Nacionais	392,938	1,195,182
		7,556,054
TOTAL PORTUGAL		24,602,040
TOTAL COMMON STOCK
(Cost $34,160,216)		24,602,040

Schedule of Investments (Unaudited)	July 31, 2016

Global X FTSE Portugal 20 ETF

	Face Amount	Value
REPURCHASE AGREEMENT (D) — 9.7%
Deutsche Bank
0.37%, dated 07/29/16, to be repurchased on 08/01/16 repurchase price
$2,391,987 (collateralized by U.S. Treasury Obligations, par value
$2,253,326, 2.375%, 08/15/24 with a total market value of $2,410,790)
(Cost $2,391,913)	$2,391,913	$2,391,913
TOTAL INVESTMENTS — 109.6%
(Cost $36,552,129)†		$26,993,953

Percentages are based on Net Assets of $24,638,668.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $430,396.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2016, was $2,424 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2016 was $2,424 and represented 0.0% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2016 was $2,391,913.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $36,552,129, and the unrealized appreciation and depreciation were $903,833 and $(10,462,009), respectively.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$24,599,616	$—	$2,424	$24,602,040
Repurchase Agreement	—	2,391,913	—	2,391,913
Total Investments in Securities	$24,599,616	$2,391,913	$2,424	$26,993,953

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2016, the transfers between Level 1 and Level 3 in the amount of $2,424, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 101.3%
PAKISTAN— 101.3%
Basic Materials — 14.6%
Dawood Hercules	75,600	$108,829
Engro	235,390	751,138
Fatima Fertilizer *	353,700	115,465
Fauji Fertilizer	416,000	451,141
Fauji Fertilizer Bin Qasim	296,700	157,485
		1,584,058
Consumer Goods — 6.7%
Honda Atlas Cars Pakistan	14,900	56,810
Indus Motor	19,390	219,463
Nishat Mills	160,100	184,621
Pak Elektron	230,200	157,346
PAK Suzuki Motor	28,950	110,898
		729,138
Financials — 28.0%
Habib Bank	533,050	1,106,171
MCB Bank	508,540	1,072,191
National Bank of Pakistan	580,500	353,865
United Bank	282,390	499,399
		3,031,626
Health Care — 3.5%
Ferozsons Laboratories	12,230	122,839
Searle	46,470	253,463
		376,302
Industrials — 19.0%
DG Khan Cement	81,460	163,215
Fauji Cement	684,800	246,482
Lucky Cement *	161,510	1,143,459
Maple Leaf Cement Factory	230,000	247,871
Packages	28,430	190,680
Pakistan International Bulk Terminal *	213,100	65,988
		2,057,695
Oil & Gas — 19.3%
Byco Petroleum Pakistan *	189,800	40,667
National Refinery	31,000	160,984
Oil & Gas Development	582,440	758,548
Pakistan Oilfields	79,120	262,981
Pakistan Petroleum	177,400	266,003
Pakistan State Oil	124,830	496,676
Shell Pakistan	35,280	105,838
		2,091,697

Schedule of Investments (Unaudited)	July 31, 2016

Global X MSCI Pakistan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — 1.0%
Pakistan Telecommunication	693,480	$109,356
Utilities — 9.2%
Hub Power	410,642	517,175
K-Electric *	1,849,200	145,184
Kot Addu Power	300,700	252,379
SUI Southern Gas *	278,900	83,969
		998,707
TOTAL COMMON STOCK
(Cost $10,457,642)		10,978,579

U.S. TREASURY OBLIGATION — 13.8%
United States Treasury Bill
0.450%, 08/25/16
(Cost $1,499,850)	$1,500,000	1,499,825
TOTAL INVESTMENTS — 115.1%
(Cost $11,957,492)†		$12,478,404

Percentages are based on Net Assets of $10,838,956.

*	Non-income producing security.
†	At July 31, 2016, the tax basis cost of the Fund's investments was $11,957,492, and the unrealized appreciation and depreciation were $967,750 and $(446,838), respectively.

The following is a summary of the level of inputs used as of July 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,978,579	$—	$—	$10,978,579
U.S. Treasury Obligation	—	1,499,825	—	1,499,825
Total Investments in Securities	$10,978,579	$1,499,825	$—	$12,478,404

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2016, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-0900

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 29, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: September 29, 2016

* Print the name and title of each signing officer under his or her signature.